UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575
Date of fiscal year end:	07-31
Date of reporting period:	07-31-2009

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report	July 31, 2009

LIVESTRONG® Portfolios from
American Century Investments®

LIVESTRONG® Income Portfolio

LIVESTRONG® 2015 Portfolio

LIVESTRONG® 2020 Portfolio

LIVESTRONG® 2025 Portfolio

LIVESTRONG® 2030 Portfolio

LIVESTRONG® 2035 Portfolio

LIVESTRONG® 2040 Portfolio

LIVESTRONG® 2045 Portfolio

LIVESTRONG® 2050 Portfolio

President’s Letter

Dear Investor:

Thank you for investing with us during the financial reporting period ended July 31, 2009. We appreciate your trust in American Century Investments® during these challenging times.

The U.S. economy continued to struggle at the close of the reporting period, part of the lingering fallout from the subprime-initiated credit and financial crises and global recession that shook the capital markets during the past two years. The recession has affected everyone—from first-time individual investors to hundred-year-old financial institutions.

However, as we mark the second anniversary of the start of the subprime mortgage meltdown, the worst of the economic and financial market obstacles appear to be behind us. The rate of U.S. economic decline has slowed, as have the drop-offs in housing prices and jobs. Risk appetites returned to the markets in recent months, evidenced by the strong stock rebound since early March.

Risk was a predominant theme during the reporting period, as the investment pendulum swung from risk avoidance to risk acceptance. We believe, however, that caution and risk management are still advisable. We don’t think we’re out of the economic woods yet, not with mortgage and corporate default rates on the rise, housing prices continuing to decline in some regions, and job losses still mounting.

Effective risk management requires a commitment to disciplined investment approaches that balance risk and reward, with the goal of setting and maintaining risk levels that are appropriate for portfolio objectives. At American Century Investments, we’ve stayed true to the principles that have guided us for over 50 years, including our commitment to delivering superior investment performance and helping investors reach their financial goals. Risk management is part of that commitment—we offer portfolios that can help diversify and stabilize investment returns.

The coming months will likely present additional challenges, but I’m certain that we have the investment professionals and processes in place to provide competitive and compelling long-term results for you. Thank you for your continued confidence in us.

Sincerely,

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

I am Don Pratt, an independent director and chairman of the mutual fund board responsible for the U.S. Growth Equity, U.S. Value Equity, Global and Non-U.S. Equity and Asset Allocation funds managed by American Century Investments. The board consists of seven independent directors and two directors who are affiliated with the investment advisor.

As one of your independent shareholder representatives on the fund board, I plan to write you from time to time with updates on board activities and news about your funds. My co-independent directors and I are committed to putting your interests first. We work closely with American Century Investments on maintaining strong fund performance, providing quality service to shareholders at competitive fees and ensuring ethical business practices and compliance with all applicable fund regulations.

Last year, the board welcomed its newest independent director, John R. Whitten. He is a great addition to an experienced board where, collectively, the independent directors have served the funds for more than 76 years. This continuity served shareholders well as the investment advisor initiated a successful management transition, creating a strong senior leadership team consisting of well-tenured company executives and experienced industry veterans. Under the leadership of President and Chief Executive Officer Jonathan Thomas and Chief Investment Officer Enrique Chang, the firm has made the achievement of superior investment performance its primary focus and the key driver of its success going forward. This focus helped the company generate strong relative performance against the backdrop of 2008’s unprecedented market volatility.

As investors in the American Century funds, my fellow directors and I share your investing experience. We know firsthand how decisions made at the board level affect all shareholders. To further guide our efforts on your behalf, I invite you to send me your comments, questions or suggestions by email to dhpratt@fundboardchair.com. Thank you for allowing me to serve as your advocate on our board.

Table of Contents

LIVESTRONG® Portfolios from American Century Investments

Performance	2
Portfolio Commentary	13
Market Index Total Returns	13
Underlying Fund Allocations	15

Shareholder Fee Examples	18

Financial Statements

Schedule of Investments	24
Statement of Assets and Liabilities	29
Statement of Operations	32
Statement of Changes in Net Assets	35
Notes to Financial Statements	40
Financial Highlights	62
Report of Independent Registered Public Accounting Firm	98

Other Information

Management	99
Approval of Management Agreements	102
Additional Information	108
Index Definitions	109

American Century Investment Services, Inc., has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. For more information about the foundation, visit www.livestrong.org.

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

LIVESTRONG Portfolios

Total Returns as of July 31, 2009
		Average Annual
		Returns
		Since	Inception
	1 year	Inception	Date
LIVESTRONG Income Portfolio
Investor Class	-6.44%	2.93%	8/31/04
Russell 3000 Index(1)	-20.21%	0.34%	—
Citigroup US Broad Investment-Grade Bond Index	8.63%	5.13%	—
Institutional Class	-6.25%	3.14%	8/31/04
Advisor Class	-6.67%	2.68%	8/31/04
R Class	-6.91%	2.41%	8/31/04
LIVESTRONG 2015 Portfolio
Investor Class	-8.63%	3.52%	8/31/04
Russell 3000 Index(1)	-20.21%	0.34%	—
Citigroup US Broad Investment-Grade Bond Index	8.63%	5.13%	—
Institutional Class	-8.42%	3.74%	8/31/04
Advisor Class	-8.79%	3.27%	8/31/04
R Class	-9.12%	3.00%	8/31/04

(1) Data provided by Lipper Inc. — A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Citigroup US Broad Investment-Grade Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each LIVESTRONG Portfolio’s asset allocations as of July 31, 2009.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Total Returns as of July 31, 2009
		Average Annual
		Returns
		Since	Inception
	1 year	Inception	Date
LIVESTRONG 2020 Portfolio
Investor Class	-9.38%	-12.10%	5/30/08
Russell 3000 Index(1)	-20.21%	-23.94%	—
Citigroup US Broad Investment-Grade Bond Index	8.63%	7.38%	—
Institutional Class	-9.26%	-11.92%	5/30/08
Advisor Class	-9.72%	-12.38%	5/30/08
R Class	-9.96%	-12.58%	5/30/08
LIVESTRONG 2025 Portfolio
Investor Class	-11.64%	3.47%	8/31/04
Russell 3000 Index(1)	-20.21%	0.34%	—
Citigroup US Broad Investment-Grade Bond Index	8.63%	5.13%	—
Institutional Class	-11.45%	3.67%	8/31/04
Advisor Class	-11.89%	3.19%	8/31/04
R Class	-12.12%	2.95%	8/31/04

(1) Data provided by Lipper Inc. — A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Citigroup US Broad Investment-Grade Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each LIVESTRONG Portfolio’s asset allocations as of July 31, 2009.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Total Returns as of July 31, 2009
		Average Annual
		Returns
		Since	Inception
	1 year	Inception	Date
LIVESTRONG 2030 Portfolio
Investor Class	-13.30%	-16.12%	5/30/08
Russell 3000 Index(1)	-20.21%	-23.94%	—
Citigroup US Broad Investment-Grade Bond Index	8.63%	7.38%	—
Institutional Class	-13.18%	-15.95%	5/30/08
Advisor Class	-13.53%	-16.31%	5/30/08
R Class	-13.76%	-16.50%	5/30/08
LIVESTRONG 2035 Portfolio
Investor Class	-15.54%	3.12%	8/31/04
Russell 3000 Index(1)	-20.21%	0.34%	—
Citigroup US Broad Investment-Grade Bond Index	8.63%	5.13%	—
Institutional Class	-15.34%	3.34%	8/31/04
Advisor Class	-15.77%	2.87%	8/31/04
R Class	-15.92%	2.62%	8/31/04

(1) Data provided by Lipper Inc. — A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Citigroup US Broad Investment-Grade Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each LIVESTRONG Portfolio’s asset allocations as of July 31, 2009.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Total Returns as of July 31, 2009
		Average Annual
		Returns
		Since	Inception
	1 year	Inception	Date
LIVESTRONG 2040 Portfolio
Investor Class	-15.53%	-18.71%	5/30/08
Russell 3000 Index(1)	-20.21%	-23.94%	—
Citigroup US Broad Investment-Grade Bond Index	8.63%	7.38%	—
Institutional Class	-15.43%	-18.63%	5/30/08
Advisor Class	-15.87%	-18.99%	5/30/08
R Class	-16.01%	-19.18%	5/30/08
LIVESTRONG 2045 Portfolio
Investor Class	-17.74%	2.81%	8/31/04
Russell 3000 Index(1)	-20.21%	0.34%	—
Citigroup US Broad Investment-Grade Bond Index	8.63%	5.13%	—
Institutional Class	-17.56%	3.01%	8/31/04
Advisor Class	-17.98%	2.55%	8/31/04
R Class	-18.20%	2.30%	8/31/04

(1) Data provided by Lipper Inc. — A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Citigroup US Broad Investment-Grade Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each LIVESTRONG Portfolio’s asset allocations as of July 31, 2009.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Total Returns as of July 31, 2009
		Average Annual
		Returns
		Since	Inception
	1 year	Inception	Date
LIVESTRONG 2050 Portfolio
Investor Class	-18.30%	-21.43%	5/30/08
Russell 3000 Index(1)	-20.21%	-23.94%	—
Citigroup US Broad Investment-Grade Bond Index	8.63%	7.38%	—
Institutional Class	-18.09%	-21.27%	5/30/08
Advisor Class	-18.52%	-21.62%	5/30/08
R Class	-18.66%	-21.81%	5/30/08

(1) Data provided by Lipper Inc. — A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Citigroup US Broad Investment-Grade Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each LIVESTRONG Portfolio’s asset allocations as of July 31, 2009.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.  Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.  International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.  Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.  Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown.  Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

LIVESTRONG Portfolios

One-Year Returns Over Life of Class
Periods ended July 31	2005	2006	2007	2008	2009
LIVESTRONG Income Portfolio — Investor Class	8.14%(1)	2.99%	10.51%	0.11%	-6.44%
LIVESTRONG 2015 Portfolio — Investor Class	11.17%(1)	4.46%	12.46%	-0.67%	-8.63%
LIVESTRONG 2020 Portfolio — Investor Class	—	—	—	-5.10%(2)	-9.38%
LIVESTRONG 2025 Portfolio — Investor Class	13.57%(1)	5.48%	14.45%	-2.39%	-11.64%
LIVESTRONG 2030 Portfolio — Investor Class	—	—	—	-6.10%(2)	-13.30%
LIVESTRONG 2035 Portfolio — Investor Class	15.71%(1)	6.45%	16.86%	-4.33%	-15.54%
LIVESTRONG 2040 Portfolio — Investor Class	—	—	—	-7.10%(2)	-15.53%
LIVESTRONG 2045 Portfolio — Investor Class	16.86%(1)	6.76%	18.23%	-5.53%	-17.74%
LIVESTRONG 2050 Portfolio — Investor Class	—	—	—	-7.70%(2)	-18.30%
Russell 3000 Index	16.43%(1)	5.14%	16.08%	-10.32%(3)	-20.21%
Citigroup US Broad Investment-Grade Bond Index	2.99%(1)	1.47%	5.55%	6.72%(3)	8.63%
(1)	From 8/31/04, the Investor Class’s inception date. Not annualized.
(2)	From 5/30/08, the Investor Class’s inception date. Not annualized.
(3)	Returns shown above represent the one-year period ended 7/31/08. Returns from 5/30/08 to 7/31/08 are –8.98% and 0.03% for Russell
3000 Index and Citigroup US Broad Investment-Grade Bond Index, respectively.

Total Annual Fund Operating Expenses
	Investor Class	Institutional Class	Advisor Class	R Class
LIVESTRONG Income Portfolio	0.76%	0.56%	1.01%	1.26%
LIVESTRONG 2015 Portfolio	0.80%	0.60%	1.05%	1.30%
LIVESTRONG 2020 Portfolio	0.82%	0.62%	1.07%	1.32%
LIVESTRONG 2025 Portfolio	0.85%	0.65%	1.10%	1.35%
LIVESTRONG 2030 Portfolio	0.87%	0.67%	1.12%	1.37%
LIVESTRONG 2035 Portfolio	0.90%	0.70%	1.15%	1.40%
LIVESTRONG 2040 Portfolio	0.92%	0.72%	1.17%	1.42%
LIVESTRONG 2045 Portfolio	0.94%	0.74%	1.19%	1.44%
LIVESTRONG 2050 Portfolio	0.94%	0.74%	1.19%	1.44%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each LIVESTRONG Portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Portfolio Commentary
LIVESTRONG Portfolios

Portfolio Managers: Enrique Chang, Scott Wittman, and Irina Torelli

Portfolio manager Jeff Tyler, who has managed LIVESTRONG Portfolios since their inception in 2004, left the management team on June 30, 2009, and retired after a distinguished 28-year investment career. To replace Mr. Tyler, Scott Wittman joined the portfolio management team in June 2009. Mr. Wittman came to American Century Investments from Munder Capital Management, and he brings 25 years of industry experience and expertise across a diverse array of asset classes. In addition, chief investment officer Enrique Chang joined the management team in January 2009.

Performance Summary

Each of the nine LIVESTRONG Portfolios declined for the fiscal year ended July 31, 2009, with returns ranging from –6.44%* for LIVESTRONG Income Portfolio to –18.30%* for LIVESTRONG 2050 Portfolio (see pages 2–12 for more detailed performance information). The negative returns resulted primarily from a sharp decline in the global equity markets; in contrast, bonds delivered solidly positive returns for the 12-month period.

Because of LIVESTRONG Portfolios’ strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

Stock Market Review

U.S. stocks fell substantially during the 12-month period in an environment of extreme volatility and dramatic shifts in market sentiment. The major stock indices remained on a downward trajectory for much of the period as a deepening economic downturn, a worsening credit crunch, and a near collapse in the financial sector weighed on investor confidence.

The U.S. economy, already in recession since the end of 2007, contracted in the last two quarters of 2008 and the first two quarters of 2009. The slumping economy was characterized by substantial job losses (leading to the highest unemployment rate since 1983), a drop-off in consumer spending, and further deterioration in the housing market. At the same time, a lack of liquidity in the credit markets put enormous pressure on the balance sheets and profitability of financial companies worldwide. After a series of bankruptcies and takeovers swept through the financial sector in late 2008, the federal government moved swiftly to provide financial assistance and other support to prevent a full-scale breakdown in the financial system.

Market Index Total Returns
For the 12 months ended July 31, 2009
U.S. Stocks		U.S. Fixed Income
Russell 1000 Index (Large-Cap)	–20.17%	Citigroup US Broad
Russell Midcap Index	–22.22%	Investment-Grade Bond Index	8.63%
Russell 2000 Index (Small-Cap)	–20.72%	Citigroup US Treasury 10-Year
International Stocks		Benchmark (On-the-Run) Index	7.49%
MSCI EAFE (Europe, Australasia, Far East) Index	–22.60%	Citigroup US Treasury Bill
MSCI EM (Emerging Markets) Index	–16.84%	Three-Month Index	0.65%
		International Bonds
		Citigroup Non-US World
		Government Bond Index	5.61%
*All fund returns referenced in this commentary are for Investor Class shares.

LIVESTRONG Portfolios

The economic and financial difficulties led to a steep market decline throughout the last half of 2008 and into early 2009. From the beginning of the reporting period through March 9, 2009, the broad stock indices plummeted by more than 45%.

Market conditions changed dramatically in the last few months of the period. The stock market hit a multi-year low on March 9 and then staged a powerful rally as signs of economic stabilization generated optimism about a possible recovery. Investors also grew more confident about the federal government’s actions to stimulate economic activity and restore liquidity in the credit markets.

Despite a rebound of nearly 50% from March 9 through the end of July, the broad equity indices declined by more than 20% overall for the 12-month period (see the table on page 13). Performance was similar across all market capitalizations, but growth and value stocks were mixed—value outperformed among large-cap shares, growth won out among mid-cap issues, and growth and value returns were virtually identical in the small-cap segment of the market.

The 12-month period marked the first time since World War II that the U.S., Europe, and Japan were all in recession simultaneously. As a result, equity markets outside the U.S. followed the same path as the domestic stock market, though they experienced even greater volatility. Emerging markets were especially turbulent, plummeting in the first half of the period before surging back by more than 60% in the last six months. Among developed markets, Japan and its neighbors along the Pacific Rim posted the best returns, while European bourses lagged.

Bond Market Review

The U.S. bond market advanced steadily for the 12-month period, although market leadership changed abruptly. The deepening economic downturn, financial sector turmoil, and slumping stock market in the last half of 2008 and early 2009 led investors to seek out the safety of high-quality bonds, boosting Treasury securities at the expense of corporate bonds. However, as early signs of stabilization in the economy emerged, corporate securities led the bond market higher, while Treasury bonds tumbled as the government increased issuance to finance its fiscal stimulus efforts.

Overall, however, mortgage-backed securities generated the best returns for the 12-month period. Their outperformance was driven in part by the Federal Reserve’s purchases of mortgage-backed securities, particularly those issued by government agencies, to help keep mortgage rates low and boost the housing market. Corporate bonds were also strong performers, rebounding sharply after sizable declines in 2008, while Treasury securities lagged.

Foreign bonds also gained ground during the reporting period, largely because of a decline in the U.S. dollar versus many of the world’s major currencies in the last half of the period. The weaker dollar reflected relatively low U.S. interest rates and an increase in the government’s debt load, as well as a trend toward currency depreciation in countries where central banks were acting aggressively to arrest the economic downturn. The dollar’s decline enhanced foreign bond returns for U.S. investors.

LIVESTRONG Portfolios

Underlying Fund Allocations(1) as a % of net assets as of July 31, 2009
	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
	Income	2015	2020	2025	2030
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Equity
NT Equity
Growth Fund	13.4%	12.9%	12.5%	12.7%	12.9%
NT Growth Fund	6.7%	8.2%	9.4%	11.2%	13.0%
NT Large Company
Value Fund	11.2%	11.3%	11.5%	12.0%	12.7%
NT Mid Cap
Value Fund	4.1%	5.1%	5.6%	5.4%	5.6%
NT Small
Company Fund	2.1%	2.1%	2.6%	3.6%	4.3%
NT Vista Fund	2.5%	3.7%	4.5%	4.9%	5.4%
Real Estate Fund	1.0%	1.2%	1.5%	1.7%	1.9%
NT Emerging
Markets Fund	—	1.4%	2.5%	3.1%	3.9%
NT International
Growth Fund	5.5%	6.6%	7.6%	9.2%	10.3%
Total Equity	46.5%	52.5%	57.7%	63.8%	70.0%
Fixed Income
High-Yield Fund	3.8%	3.6%	3.4%	3.0%	2.6%
Inflation-Adjusted
Bond Fund	7.4%	7.0%	6.6%	6.0%	5.2%
NT Diversified
Bond Fund	25.7%	24.4%	23.0%	20.5%	18.0%
International
Bond Fund	7.1%	5.9%	4.6%	2.0%	—
Total Fixed Income	44.0%	40.9%	37.6%	31.5%	25.8%
Premium Money
Market Fund	9.5%	6.6%	4.7%	4.7%	4.2%
Other Assets
and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)
(1)	Institutional Class, except Premium Money Market Fund Investor Class.
(2)	Category is less than 0.05% of total net assets.

LIVESTRONG Portfolios

Underlying Fund Allocations(1) as a % of net assets as of July 31, 2009
	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
	2035	2040	2045	2050
	Portfolio	Portfolio	Portfolio	Portfolio
Equity
NT Equity Growth Fund	13.9%	14.9%	14.8%	15.3%
NT Growth Fund	13.9%	14.6%	14.8%	15.3%
NT Large Company Value Fund	13.6%	14.3%	14.7%	15.3%
NT Mid Cap Value Fund	6.6%	7.3%	7.3%	7.5%
NT Small Company Fund	4.2%	4.1%	4.8%	5.1%
NT Vista Fund	6.4%	7.1%	7.1%	7.3%
Real Estate Fund	2.1%	2.4%	2.6%	2.8%
NT Emerging Markets Fund	4.7%	5.7%	6.9%	7.1%
NT International Growth Fund	10.8%	11.0%	10.7%	10.1%
Total Equity	76.2%	81.4%	83.7%	85.8%
Fixed Income
High-Yield Fund	2.3%	1.9%	1.7%	1.5%
Inflation-Adjusted Bond Fund	4.4%	3.7%	3.2%	2.8%
NT Diversified Bond Fund	15.3%	13.0%	11.4%	9.9%
Total Fixed Income	22.0%	18.6%	16.3%	14.2%
Premium Money Market Fund	1.8%	—	—	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)
(1)	Institutional Class, except Premium Money Market Fund Investor Class.
(2) Category is less than 0.05% of total net assets.

Fund Information

Each LIVESTRONG Portfolio is a “fund of funds” that invests in other American Century Investments mutual funds to achieve its investment objective and target asset allocation. (See pages 15–16 for the specific underlying fund allocations for each LIVESTRONG Portfolio.) A LIVESTRONG Portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Each target-date LIVESTRONG Portfolio seeks the highest total return consistent with its asset mix. Each year, the asset mix and weightings are adjusted to be more conservative. In general, as the target year approaches, the portfolio’s allocation becomes more conservative by decreasing the allocation to stocks and increasing the allocation to bonds and money market instruments. By the time each fund reaches its target year, its target asset mix will become fixed and will match that of LIVESTRONG Income Portfolio.

LIVESTRONG Portfolios

Portfolio Performance

Within LIVESTRONG Portfolios, every stock fund posted a negative return for the 12-month period. The worst performers included Real Estate, which tumbled by 45% as the commercial real estate market slumped, and mid-cap growth component NT Vista, which fell by more than 30% as stock selection weighed on results. Small-cap holding NT Small Company and the two international components, NT International Growth and NT Emerging Markets, also fell by more than 25% for the reporting period. Stock selection also detracted from performance in each of these three funds.

The best performer within LIVESTRONG Portfolios’ equity holdings was NT Mid Cap Value, which was the only LIVESTRONG Portfolio holding to decline by less than 10% for the 12-month period. LIVESTRONG Portfolios’ two large-cap funds, NT Growth and NT Large Company Value, also held up well and outpaced their respective benchmarks.

NT Diversified Bond, the primary fixed-income holding in LIVESTRONG Portfolios, was the best-performing fund, producing a return that was in line with the broad bond market indices, though it outperformed over the last six months of the period. An underweight position in Treasury bonds and increased exposure to corporate bonds and high-quality municipal bonds contributed favorably to NT Diversified Bond’s performance.

Two other fixed-income components—High-Yield and International Bond (only in LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2020 Portfolio, and LIVESTRONG 2025 Portfolio) —advanced modestly for the 12-month period, though both funds lagged their respective benchmark indices. Inflation-Adjusted Bond was the only fixed-income fund to decline during the period, reflecting the lack of inflationary pressure during the economic downturn.

Outlook

The severe decline in stocks in the last half of 2008 and early 2009 was driven by fear and panic about a potential collapse in the financial system and a global economic downturn that could rival the Great Depression. The stock market rally of the last several months represented an easing of these concerns, but we are still a long way from a full financial and economic recovery. While the rate of decline in many segments of the economy—such as employment and housing—has been slowing, they are still declining. Furthermore, the savings rate in the U.S. recently hit a 15-year high at a time when the economy needs a shot in the arm from increased consumer spending. As a result, the global financial markets are likely to remain volatile amid continued economic uncertainty.

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Effective
			Expenses		Expenses
	Beginning	Ending	Paid During		Paid During	Effective
	Account	Account	Period(1)	Annualized	Period(2)	Annualized
	Value	Value	2/1/09 –	Expense	2/1/09 –	Expense
	2/1/09	7/31/09	7/31/09	Ratio(1)	7/31/09	Ratio(2)
LIVESTRONG Income Portfolio
Actual
Investor Class	$1,000	$1,126.60	$1.05	0.20%	$4.06	0.77%
Institutional Class	$1,000	$1,127.60	$0.00	0.00%(3)	$3.01	0.57%
Advisor Class	$1,000	$1,125.20	$2.37	0.45%	$5.37	1.02%
R Class	$1,000	$1,124.00	$3.69	0.70%	$6.69	1.27%
Hypothetical
Investor Class	$1,000	$1,023.80	$1.00	0.20%	$3.86	0.77%
Institutional Class	$1,000	$1,024.79	$0.00	0.00%(3)	$2.86	0.57%
Advisor Class	$1,000	$1,022.56	$2.26	0.45%	$5.11	1.02%
R Class	$1,000	$1,021.32	$3.51	0.70%	$6.36	1.27%

(1)	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.
(2)	Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.
(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

					Effective
			Expenses		Expenses
	Beginning	Ending	Paid During		Paid During	Effective
	Account	Account	Period(1)	Annualized	Period(2)	Annualized
	Value	Value	2/1/09 –	Expense	2/1/09 –	Expense
	2/1/09	7/31/09	7/31/09	Ratio(1)	7/31/09	Ratio(2)
LIVESTRONG 2015 Portfolio
Actual
Investor Class	$1,000	$1,141.00	$1.06	0.20%	$4.30	0.81%
Institutional Class	$1,000	$1,142.00	$0.00	0.00%(3)	$3.24	0.61%
Advisor Class	$1,000	$1,139.90	$2.39	0.45%	$5.62	1.06%
R Class	$1,000	$1,137.60	$3.71	0.70%	$6.94	1.31%
Hypothetical
Investor Class	$1,000	$1,023.80	$1.00	0.20%	$4.06	0.81%
Institutional Class	$1,000	$1,024.79	$0.00	0.00%(3)	$3.06	0.61%
Advisor Class	$1,000	$1,022.56	$2.26	0.45%	$5.31	1.06%
R Class	$1,000	$1,021.32	$3.51	0.70%	$6.56	1.31%
LIVESTRONG 2020 Portfolio
Actual
Investor Class	$1,000	$1,154.00	$1.07	0.20%	$4.43	0.83%
Institutional Class	$1,000	$1,155.30	$0.00	0.00%(3)	$3.37	0.63%
Advisor Class	$1,000	$1,151.20	$2.40	0.45%	$5.76	1.08%
R Class	$1,000	$1,149.90	$3.73	0.70%	$7.09	1.33%
Hypothetical
Investor Class	$1,000	$1,023.80	$1.00	0.20%	$4.16	0.83%
Institutional Class	$1,000	$1,024.79	$0.00	0.00%(3)	$3.16	0.63%
Advisor Class	$1,000	$1,022.56	$2.26	0.45%	$5.41	1.08%
R Class	$1,000	$1,021.32	$3.51	0.70%	$6.66	1.33%

(1)	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.
(2)	Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.
(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

					Effective
			Expenses		Expenses
	Beginning	Ending	Paid During		Paid During	Effective
	Account	Account	Period(1)	Annualized	Period(2)	Annualized
	Value	Value	2/1/09 –	Expense	2/1/09 –	Expense
	2/1/09	7/31/09	7/31/09	Ratio(1)	7/31/09	Ratio(2)
LIVESTRONG 2025 Portfolio
Actual
Investor Class	$1,000	$1,163.30	$1.07	0.20%	$4.61	0.86%
Institutional Class	$1,000	$1,164.50	$0.00	0.00%(3)	$3.54	0.66%
Advisor Class	$1,000	$1,160.90	$2.41	0.45%	$5.95	1.11%
R Class	$1,000	$1,161.10	$3.75	0.70%	$7.29	1.36%
Hypothetical
Investor Class	$1,000	$1,023.80	$1.00	0.20%	$4.31	0.86%
Institutional Class	$1,000	$1,024.79	$0.00	0.00%(3)	$3.31	0.66%
Advisor Class	$1,000	$1,022.56	$2.26	0.45%	$5.56	1.11%
R Class	$1,000	$1,021.32	$3.51	0.70%	$6.80	1.36%
LIVESTRONG 2030 Portfolio
Actual
Investor Class	$1,000	$1,173.70	$1.08	0.20%	$4.80	0.89%
Institutional Class	$1,000	$1,176.90	$0.00	0.00%(3)	$3.72	0.69%
Advisor Class	$1,000	$1,174.00	$2.43	0.45%	$6.14	1.14%
R Class	$1,000	$1,172.50	$3.77	0.70%	$7.49	1.39%
Hypothetical
Investor Class	$1,000	$1,023.80	$1.00	0.20%	$4.46	0.89%
Institutional Class	$1,000	$1,024.79	$0.00	0.00%(3)	$3.46	0.69%
Advisor Class	$1,000	$1,022.56	$2.26	0.45%	$5.71	1.14%
R Class	$1,000	$1,021.32	$3.51	0.70%	$6.95	1.39%

(1)	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.
(2)	Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.
(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

					Effective
			Expenses		Expenses
	Beginning	Ending	Paid During		Paid During	Effective
	Account	Account	Period(1)	Annualized	Period(2)	Annualized
	Value	Value	2/1/09 –	Expense	2/1/09 –	Expense
	2/1/09	7/31/09	7/31/09	Ratio(1)	7/31/09	Ratio(2)
LIVESTRONG 2035 Portfolio
Actual
Investor Class	$1,000	$1,186.40	$1.08	0.20%	$4.99	0.92%
Institutional Class	$1,000	$1,188.80	$0.00	0.00%(3)	$3.91	0.72%
Advisor Class	$1,000	$1,185.10	$2.44	0.45%	$6.34	1.17%
R Class	$1,000	$1,183.90	$3.79	0.70%	$7.69	1.42%
Hypothetical
Investor Class	$1,000	$1,023.80	$1.00	0.20%	$4.61	0.92%
Institutional Class	$1,000	$1,024.79	$0.00	0.00%(3)	$3.61	0.72%
Advisor Class	$1,000	$1,022.56	$2.26	0.45%	$5.86	1.17%
R Class	$1,000	$1,021.32	$3.51	0.70%	$7.10	1.42%
LIVESTRONG 2040 Portfolio
Actual
Investor Class	$1,000	$1,199.70	$1.09	0.20%	$5.13	0.94%
Institutional Class	$1,000	$1,199.70	$0.00	0.00%(3)	$4.04	0.74%
Advisor Class	$1,000	$1,196.60	$2.45	0.45%	$6.48	1.19%
R Class	$1,000	$1,196.90	$3.81	0.70%	$7.84	1.44%
Hypothetical
Investor Class	$1,000	$1,023.80	$1.00	0.20%	$4.71	0.94%
Institutional Class	$1,000	$1,024.79	$0.00	0.00%(3)	$3.71	0.74%
Advisor Class	$1,000	$1,022.56	$2.26	0.45%	$5.96	1.19%
R Class	$1,000	$1,021.32	$3.51	0.70%	$7.20	1.44%

(1)	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.
(2)	Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.
(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

					Effective
			Expenses		Expenses
	Beginning	Ending	Paid During		Paid During	Effective
	Account	Account	Period(1)	Annualized	Period(2)	Annualized
	Value	Value	2/1/09 –	Expense	2/1/09 –	Expense
	2/1/09	7/31/09	7/31/09	Ratio(1)	7/31/09	Ratio(2)
LIVESTRONG 2045 Portfolio
Actual
Investor Class	$1,000	$1,204.80	$1.09	0.20%	$5.25	0.96%
Institutional Class	$1,000	$1,206.00	$0.00	0.00%(3)	$4.16	0.76%
Advisor Class	$1,000	$1,203.80	$2.46	0.45%	$6.61	1.21%
R Class	$1,000	$1,202.50	$3.82	0.70%	$7.97	1.46%
Hypothetical
Investor Class	$1,000	$1,023.80	$1.00	0.20%	$4.81	0.96%
Institutional Class	$1,000	$1,024.79	$0.00	0.00%(3)	$3.81	0.76%
Advisor Class	$1,000	$1,022.56	$2.26	0.45%	$6.06	1.21%
R Class	$1,000	$1,021.32	$3.51	0.70%	$7.30	1.46%
LIVESTRONG 2050 Portfolio
Actual
Investor Class	$1,000	$1,207.10	$1.09	0.20%	$5.31	0.97%
Institutional Class	$1,000	$1,208.70	$0.00	0.00%(3)	$4.22	0.77%
Advisor Class	$1,000	$1,207.50	$2.46	0.45%	$6.68	1.22%
R Class	$1,000	$1,205.80	$3.83	0.70%	$8.04	1.47%
Hypothetical
Investor Class	$1,000	$1,023.80	$1.00	0.20%	$4.86	0.97%
Institutional Class	$1,000	$1,024.79	$0.00	0.00%(3)	$3.86	0.77%
Advisor Class	$1,000	$1,022.56	$2.26	0.45%	$6.11	1.22%
R Class	$1,000	$1,021.32	$3.51	0.70%	$7.35	1.47%

(1)	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.
(2)	Effective expenses reflect the sum of expenses borne directly by the class plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.
(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

Schedule of Investments
LIVESTRONG Portfolios

JULY 31, 2009

	Shares	Value		Shares	Value
LIVESTRONG Income Portfolio			LIVESTRONG 2015 Portfolio
Mutual Funds(1) — 100.0%			Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 41.0%			DOMESTIC EQUITY FUNDS — 44.5%
NT Equity Growth Fund			NT Equity Growth Fund
Institutional Class	2,787,244	$ 21,183,054	Institutional Class	5,557,150	$ 42,234,340
NT Growth Fund			NT Growth Fund
Institutional Class	1,191,828	10,619,188	Institutional Class	3,048,884	27,165,556
NT Large Company Value			NT Large Company Value
Fund Institutional Class	2,563,045	17,633,750	Fund Institutional Class	5,426,807	37,336,432
NT Mid Cap Value Fund			NT Mid Cap Value Fund
Institutional Class	826,168	6,526,727	Institutional Class	2,141,941	16,921,334
NT Small Company Fund			NT Small Company Fund
Institutional Class	545,562	3,300,650	Institutional Class	1,128,158	6,825,356
NT Vista Fund			NT Vista Fund
Institutional Class(2)	531,826	3,988,695	Institutional Class(2)	1,643,618	12,327,135
Real Estate Fund			Real Estate Fund
Institutional Class	138,750	1,526,250	Institutional Class	367,873	4,046,603
		64,778,314			146,856,756
DOMESTIC FIXED INCOME FUNDS — 36.9%			DOMESTIC FIXED INCOME FUNDS — 35.0%
High-Yield Fund			High-Yield Fund
Institutional Class	1,118,004	6,093,122	Institutional Class	2,206,883	12,027,512
Inflation-Adjusted Bond			Inflation-Adjusted Bond
Fund Institutional Class	1,050,025	11,697,278	Fund Institutional Class	2,088,019	23,260,532
NT Diversified Bond Fund			NT Diversified Bond Fund
Institutional Class	3,920,806	40,658,758	Institutional Class	7,755,907	80,428,756
		58,449,158			115,716,800
MONEY MARKET FUNDS — 9.5%			INTERNATIONAL EQUITY FUNDS — 8.0%
Premium Money Market			NT Emerging Markets Fund
Fund Investor Class	15,019,816	15,019,816	Institutional Class	599,683	4,629,553
INTERNATIONAL FIXED INCOME FUNDS — 7.1%			NT International Growth
International Bond Fund			Fund Institutional Class	2,761,408	21,732,281
Institutional Class	761,308	11,282,585			26,361,834
INTERNATIONAL EQUITY FUNDS — 5.5%			MONEY MARKET FUNDS — 6.6%
NT International Growth			Premium Money Market
Fund Institutional Class	1,102,468	8,676,423	Fund Investor Class	21,866,634	21,866,634
TOTAL INVESTMENT			INTERNATIONAL FIXED INCOME FUNDS — 5.9%
SECURITIES — 100.0%			International Bond Fund
(Cost $148,316,494)		158,206,296	Institutional Class	1,320,292	19,566,727
OTHER ASSETS AND LIABILITIES(3)		(9,504)	TOTAL INVESTMENT
TOTAL NET ASSETS — 100.0%		$158,196,792	SECURITIES — 100.0%
			(Cost $329,115,394)		330,368,751
Notes to Schedule of Investments			OTHER ASSETS AND LIABILITIES(3)		(18,789)
(1)	Investments are funds within the American Century Investments		TOTAL NET ASSETS — 100.0%		$330,349,962
family of funds, of which certain funds may be deemed to be under
common control because of the same board of directors.			Notes to Schedule of Investments
(2) Non-income producing.			(1)	Investments are funds within the American Century Investments
(3)	Category is less than 0.05% of total net assets.		family of funds, of which certain funds may be deemed to be under
			common control because of the same board of directors.
			(2) Non-income producing.
See Notes to Financial Statements.			(3)	Category is less than 0.05% of total net assets.

LIVESTRONG Portfolios

	Shares	Value		Shares	Value
LIVESTRONG 2020 Portfolio			LIVESTRONG 2025 Portfolio
Mutual Funds(1) — 100.0%			Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 47.6%			DOMESTIC EQUITY FUNDS — 51.5%
NT Equity Growth Fund			NT Equity Growth Fund
Institutional Class	1,970,129	$ 14,972,980	Institutional Class	7,648,927	$ 58,131,845
NT Growth Fund			NT Growth Fund
Institutional Class	1,274,756	11,358,076	Institutional Class	5,769,287	51,404,347
NT Large Company Value			NT Large Company Value
Fund Institutional Class	2,008,361	13,817,524	Fund Institutional Class	7,968,242	54,821,505
NT Mid Cap Value Fund			NT Mid Cap Value Fund
Institutional Class	852,435	6,734,236	Institutional Class	3,096,495	24,462,311
NT Small Company Fund			NT Small Company Fund
Institutional Class	510,117	3,086,208	Institutional Class	2,718,383	16,446,217
NT Vista Fund			NT Vista Fund
Institutional Class(2)	714,014	5,355,105	Institutional Class(2)	3,018,698	22,640,235
Real Estate Fund			Real Estate Fund
Institutional Class	159,305	1,752,355	Institutional Class	703,700	7,740,700
		57,076,484			235,647,160
DOMESTIC FIXED INCOME FUNDS — 33.0%			DOMESTIC FIXED INCOME FUNDS — 29.5%
High-Yield Fund			High-Yield Fund
Institutional Class	754,254	4,110,684	Institutional Class	2,529,543	13,786,009
Inflation-Adjusted Bond			Inflation-Adjusted Bond
Fund Institutional Class	708,859	7,896,689	Fund Institutional Class	2,456,206	27,362,135
NT Diversified Bond Fund			NT Diversified Bond Fund
Institutional Class	2,664,978	27,635,822	Institutional Class	9,068,819	94,043,653
		39,643,195			135,191,797
INTERNATIONAL EQUITY FUNDS — 10.1%			INTERNATIONAL EQUITY FUNDS — 12.3%
NT Emerging Markets Fund			NT Emerging Markets Fund
Institutional Class	389,234	3,004,887	Institutional Class	1,813,244	13,998,244
NT International Growth			NT International Growth
Fund Institutional Class	1,162,977	9,152,629	Fund Institutional Class	5,378,530	42,329,031
		12,157,516			56,327,275
MONEY MARKET FUNDS — 4.7%			MONEY MARKET FUNDS — 4.7%
Premium Money Market			Premium Money Market
Fund Investor Class	5,659,565	5,659,565	Fund Investor Class	21,493,826	21,493,826
INTERNATIONAL FIXED INCOME FUNDS — 4.6%			INTERNATIONAL FIXED INCOME FUNDS — 2.0%
International Bond Fund			International Bond Fund
Institutional Class	370,258	5,487,224	Institutional Class	625,811	9,274,519
TOTAL INVESTMENT			TOTAL INVESTMENT
SECURITIES — 100.0%			SECURITIES — 100.0%
(Cost $110,252,339)		120,023,984	(Cost $469,536,340)		457,934,577
OTHER ASSETS AND LIABILITIES(3)		(6,432)	OTHER ASSETS AND LIABILITIES(3)		(20,902)
TOTAL NET ASSETS — 100.0%		$120,017,552	TOTAL NET ASSETS — 100.0%		$457,913,675

Notes to Schedule of Investments			Notes to Schedule of Investments
(1)	Investments are funds within the American Century Investments		(1)	Investments are funds within the American Century Investments
family of funds, of which certain funds may be deemed to be under			family of funds, of which certain funds may be deemed to be under
common control because of the same board of directors.			common control because of the same board of directors.
(2) Non-income producing.			(2) Non-income producing.
(3)	Category is less than 0.05% of total net assets.		(3)	Category is less than 0.05% of total net assets.
See Notes to Financial Statements.

LIVESTRONG Portfolios

	Shares	Value		Shares	Value
LIVESTRONG 2030 Portfolio			LIVESTRONG 2035 Portfolio
Mutual Funds(1) — 100.0%			Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 55.8%			DOMESTIC EQUITY FUNDS — 60.7%
NT Equity Growth Fund			NT Equity Growth Fund
Institutional Class	1,610,477	$ 12,239,625	Institutional Class	4,750,635	$ 36,104,826
NT Growth Fund			NT Growth Fund
Institutional Class	1,380,021	12,295,987	Institutional Class	4,071,949	36,281,066
NT Large Company Value			NT Large Company Value
Fund Institutional Class	1,748,426	12,029,171	Fund Institutional Class	5,155,073	35,466,902
NT Mid Cap Value Fund			NT Mid Cap Value Fund
Institutional Class	669,431	5,288,505	Institutional Class	2,164,783	17,101,786
NT Small Company Fund			NT Small Company Fund
Institutional Class	681,259	4,121,617	Institutional Class	1,819,959	11,010,752
NT Vista Fund			NT Vista Fund
Institutional Class(2)	685,954	5,144,655	Institutional Class(2)	2,216,542	16,624,065
Real Estate Fund			Real Estate Fund
Institutional Class	165,791	1,823,701	Institutional Class	508,499	5,593,489
		52,943,261			158,182,886
DOMESTIC FIXED INCOME FUNDS — 25.8%			DOMESTIC FIXED INCOME FUNDS — 22.0%
High-Yield Fund			High-Yield Fund
Institutional Class	461,025	2,512,586	Institutional Class	1,094,665	5,965,924
Inflation-Adjusted Bond			Inflation-Adjusted Bond
Fund Institutional Class	441,440	4,917,642	Fund Institutional Class	1,029,010	11,463,171
NT Diversified Bond Fund			NT Diversified Bond Fund
Institutional Class	1,645,852	17,067,485	Institutional Class	3,846,878	39,892,125
		24,497,713			57,321,220
INTERNATIONAL EQUITY FUNDS — 14.2%			INTERNATIONAL EQUITY FUNDS — 15.5%
NT Emerging Markets Fund			NT Emerging Markets Fund
Institutional Class	475,805	3,673,215	Institutional Class	1,582,020	12,213,194
NT International Growth			NT International Growth
Fund Institutional Class	1,239,635	9,755,927	Fund Institutional Class	3,572,561	28,116,055
		13,429,142			40,329,249
MONEY MARKET FUNDS — 4.2%			MONEY MARKET FUNDS — 1.8%
Premium Money Market			Premium Money Market
Fund Investor Class	3,994,174	3,994,174	Fund Investor Class	4,854,883	4,854,883
TOTAL INVESTMENT			TOTAL INVESTMENT
SECURITIES — 100.0%			SECURITIES — 100.0%
(Cost $86,260,847)		94,864,290	(Cost $275,071,772)		260,688,238
OTHER ASSETS AND LIABILITIES(3)		(3,715)	OTHER ASSETS AND LIABILITIES(3)		(8,013)
TOTAL NET ASSETS — 100.0%		$94,860,575	TOTAL NET ASSETS — 100.0%		$260,680,225

Notes to Schedule of Investments			Notes to Schedule of Investments
(1)	Investments are funds within the American Century Investments		(1)	Investments are funds within the American Century Investments
family of funds, of which certain funds may be deemed to be under			family of funds, of which certain funds may be deemed to be under
common control because of the same board of directors.			common control because of the same board of directors.
(2) Non-income producing.			(2) Non-income producing.
(3)	Category is less than 0.05% of total net assets.		(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

LIVESTRONG Portfolios

	Shares	Value		Shares	Value
LIVESTRONG 2040 Portfolio			LIVESTRONG 2045 Portfolio
Mutual Funds(1) — 100.0%			Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 64.7%			DOMESTIC EQUITY FUNDS — 66.1%
NT Equity Growth Fund			NT Equity Growth Fund
Institutional Class	747,682	$ 5,682,383	Institutional Class	2,764,185	$ 21,007,806
NT Growth Fund			NT Growth Fund
Institutional Class	625,447	5,572,733	Institutional Class	2,369,786	21,114,793
NT Large Company Value			NT Large Company Value
Fund Institutional Class	792,721	5,453,920	Fund Institutional Class	3,049,782	20,982,500
NT Mid Cap Value Fund			NT Mid Cap Value Fund
Institutional Class	351,915	2,780,129	Institutional Class	1,309,619	10,345,990
NT Small Company Fund			NT Small Company Fund
Institutional Class	255,667	1,546,785	Institutional Class	1,129,878	6,835,762
NT Vista Fund			NT Vista Fund
Institutional Class(2)	360,843	2,706,323	Institutional Class(2)	1,341,136	10,058,520
Real Estate Fund			Real Estate Fund
Institutional Class	82,564	908,204	Institutional Class	335,863	3,694,493
		24,650,477			94,039,864
DOMESTIC FIXED INCOME FUNDS — 18.6%			INTERNATIONAL EQUITY FUNDS — 17.6%
High-Yield Fund			NT Emerging Markets Fund
Institutional Class	135,139	736,507	Institutional Class	1,262,828	9,749,032
Inflation-Adjusted Bond			NT International Growth
Fund Institutional Class	127,038	1,415,203	Fund Institutional Class	1,938,885	15,259,025
NT Diversified Bond Fund					25,008,057
Institutional Class	477,499	4,951,665	DOMESTIC FIXED INCOME FUNDS — 16.3%
		7,103,375	High-Yield Fund
INTERNATIONAL EQUITY FUNDS — 16.7%			Institutional Class	438,751	2,391,193
NT Emerging Markets Fund			Inflation-Adjusted Bond
Institutional Class	283,654	2,189,809	Fund Institutional Class	412,461	4,594,816
NT International Growth			NT Diversified Bond Fund
Fund Institutional Class	531,961	4,186,533	Institutional Class	1,562,796	16,206,195
		6,376,342			23,192,204
TOTAL INVESTMENT			TOTAL INVESTMENT
SECURITIES — 100.0%			SECURITIES — 100.0%
(Cost $34,051,643)		38,130,194	(Cost $156,424,789)		142,240,125
OTHER ASSETS AND LIABILITIES(3)		(935)	OTHER ASSETS AND LIABILITIES(3)		(2,866)
TOTAL NET ASSETS — 100.0%		$38,129,259	TOTAL NET ASSETS — 100.0%		$142,237,259

Notes to Schedule of Investments			Notes to Schedule of Investments
(1)	Investments are funds within the American Century Investments		(1)	Investments are funds within the American Century Investments
family of funds, of which certain funds may be deemed to be under			family of funds, of which certain funds may be deemed to be under
common control because of the same board of directors.			common control because of the same board of directors.
(2) Non-income producing.			(2) Non-income producing.
(3)	Category is less than 0.05% of total net assets.		(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

LIVESTRONG Portfolios

	Shares	Value
LIVESTRONG 2050 Portfolio
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 68.6%
NT Equity Growth Fund
Institutional Class	143,676	$ 1,091,938
NT Growth Fund
Institutional Class	123,025	1,096,153
NT Large Company Value
Fund Institutional Class	158,713	1,091,945
NT Mid Cap Value Fund
Institutional Class	68,107	538,045
NT Small Company Fund
Institutional Class	59,816	361,887
NT Vista Fund
Institutional Class(2)	70,010	525,075
Real Estate Fund
Institutional Class	18,270	200,970
		4,906,013
INTERNATIONAL EQUITY FUNDS — 17.2%
NT Emerging Markets Fund
Institutional Class	65,640	506,741
NT International Growth
Fund Institutional Class	92,205	725,653
		1,232,394
DOMESTIC FIXED INCOME FUNDS — 14.2%
High-Yield Fund
Institutional Class	19,414	105,806
Inflation-Adjusted Bond
Fund Institutional Class	18,277	203,606
NT Diversified Bond Fund
Institutional Class	68,273	707,991
		1,017,403
TOTAL INVESTMENT
SECURITIES — 100.0%
(Cost $6,387,687)		7,155,810
OTHER ASSETS AND LIABILITIES(3)		(79)
TOTAL NET ASSETS — 100.0%		$7,155,731

Notes to Schedule of Investments
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.
(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JULY 31, 2009
	LIVESTRONG	LIVESTRONG	LIVESTRONG
	Income Portfolio	2015 Portfolio	2020 Portfolio
Assets
Investment securities in affiliates, at value
(cost of $148,316,494, $329,115,394 and
$110,252,339, respectively)	$158,206,296	$330,368,751	$120,023,984
Cash	29,090	55,321	17,159
Receivable for capital shares sold	406,479	511,306	467,316
Distributions receivable from affiliates	169,306	332,096	112,420
	158,811,171	331,267,474	120,620,879

Liabilities
Payable for investments purchased	304,462	402,426	570,001
Payable for capital shares redeemed	279,873	457,865	15,612
Accrued administrative fees	21,784	43,997	15,803
Distribution and service fees payable	8,260	13,224	1,911
	614,379	917,512	603,327

Net Assets	$158,196,792	$330,349,962	$120,017,552

Net Assets Consist of:
Capital (par value and paid-in surplus)	$161,062,706	$345,230,893	$111,618,599
Undistributed net investment income	151,679	2,488,864	892,096
Accumulated net realized loss on investment transactions	(12,907,395)	(18,623,152)	(2,264,788)
Net unrealized appreciation on investments	9,889,802	1,253,357	9,771,645
	$158,196,792	$330,349,962	$120,017,552

Investor Class, $0.01 Par Value
Net assets	$95,441,073	$217,148,825	$91,329,413
Shares outstanding	10,017,877	22,000,366	10,782,569
Net asset value per share	$9.53	$9.87	$8.47

Institutional Class, $0.01 Par Value
Net assets	$25,087,837	$59,499,603	$21,531,606
Shares outstanding	2,633,060	6,017,833	2,540,615
Net asset value per share	$9.53	$9.89	$8.47

Advisor Class, $0.01 Par Value
Net assets	$34,202,074	$40,385,844	$3,882,348
Shares outstanding	3,590,588	4,097,592	459,213
Net asset value per share	$9.53	$9.86	$8.45

R Class, $0.01 Par Value
Net assets	$3,465,808	$13,315,690	$3,274,185
Shares outstanding	364,045	1,352,741	387,767
Net asset value per share	$9.52	$9.84	$8.44

See Notes to Financial Statements.

JULY 31, 2009
	LIVESTRONG	LIVESTRONG	LIVESTRONG
	2025 Portfolio	2030 Portfolio	2035 Portfolio
Assets
Investment securities in affiliates, at value
(cost of $469,536,340, $86,260,847
and $275,071,772, respectively)	$457,934,577	$94,864,290	$260,688,238
Cash	74,096	13,896	42,957
Receivable for capital shares sold	1,074,594	351,996	394,043
Distributions receivable from affiliates	383,373	69,936	162,077
	459,466,640	95,300,118	261,287,315

Liabilities
Payable for investments purchased	1,102,511	407,971	449,448
Payable for capital shares redeemed	373,781	17,223	113,181
Accrued administrative fees	60,920	12,429	34,036
Distribution and service fees payable	15,753	1,920	10,425
	1,552,965	439,543	607,090

Net Assets	$457,913,675	$94,860,575	$260,680,225

Net Assets Consist of:
Capital (par value and paid-in surplus)	$487,080,573	$87,446,499	$285,902,675
Undistributed net investment income	3,057,750	607,150	1,510,022
Accumulated net realized loss on investment transactions	(20,622,885)	(1,796,517)	(12,348,938)
Net unrealized appreciation (depreciation) on investments	(11,601,763)	8,603,443	(14,383,534)
	$457,913,675	$94,860,575	$260,680,225

Investor Class, $0.01 Par Value
Net assets	$313,816,095	$70,381,505	$170,455,486
Shares outstanding	32,168,180	8,749,261	17,494,949
Net asset value per share	$9.76	$8.04	$9.74

Institutional Class, $0.01 Par Value
Net assets	$78,030,691	$17,527,920	$46,543,546
Shares outstanding	7,990,731	2,178,142	4,770,029
Net asset value per share	$9.77	$8.05	$9.76

Advisor Class, $0.01 Par Value
Net assets	$49,722,611	$3,377,980	$32,896,353
Shares outstanding	5,103,737	420,798	3,380,534
Net asset value per share	$9.74	$8.03	$9.73

R Class, $0.01 Par Value
Net assets	$16,344,278	$3,573,170	$10,784,840
Shares outstanding	1,680,175	445,671	1,109,715
Net asset value per share	$9.73	$8.02	$9.72

See Notes to Financial Statements.

JULY 31, 2009
	LIVESTRONG	LIVESTRONG	LIVESTRONG
	2040 Portfolio	2045 Portfolio	2050 Portfolio
Assets
Investment securities in affiliates, at value
(cost of $34,051,643, $156,424,789
and $6,387,687, respectively)	$38,130,194	$142,240,125	$7,155,810
Cash	5,482	21,661	769
Receivable for capital shares sold	270,204	490,973	27,953
Distributions receivable from affiliates	19,828	65,242	2,805
	38,425,708	142,818,001	7,187,337

Liabilities
Payable for investments purchased	264,313	512,505	20,358
Payable for capital shares redeemed	26,507	45,893	10,500
Accrued administrative fees	4,447	16,995	617
Distribution and service fees payable	1,182	5,349	131
	296,449	580,742	31,606

Net Assets	$38,129,259	$142,237,259	$7,155,731

Net Assets Consist of:
Capital (par value and paid-in surplus)	$34,603,320	$164,669,911	$6,650,329
Undistributed net investment income	201,743	744,269	32,184
Accumulated net realized loss on investment transactions	(754,355)	(8,992,257)	(294,905)
Net unrealized appreciation (depreciation) on investments	4,078,551	(14,184,664)	768,123
	$38,129,259	$142,237,259	$7,155,731

Investor Class, $0.01 Par Value
Net assets	$24,385,679	$85,095,297	$3,453,920
Shares outstanding	3,148,205	8,873,884	462,933
Net asset value per share	$7.75	$9.59	$7.46

Institutional Class, $0.01 Par Value
Net assets	$9,845,702	$34,639,132	$3,179,394
Shares outstanding	1,270,296	3,607,251	425,535
Net asset value per share	$7.75	$9.60	$7.47

Advisor Class, $0.01 Par Value
Net assets	$1,550,920	$17,537,106	$336,191
Shares outstanding	200,583	1,831,841	45,136
Net asset value per share	$7.73	$9.57	$7.45

R Class, $0.01 Par Value
Net assets	$2,346,958	$4,965,724	$186,226
Shares outstanding	304,089	519,305	25,038
Net asset value per share	$7.72	$9.56	$7.44

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED JULY 31, 2009
	LIVESTRONG	LIVESTRONG	LIVESTRONG
	Income Portfolio	2015 Portfolio	2020 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$ 2,827,462	$ 7,259,873	$ 1,112,373

Expenses:
Administrative fees	172,808	424,742	103,021
Distribution and service fees:
Advisor Class	28,137	67,825	3,146
R Class	8,863	41,188	5,861
Directors’ fees and expenses	3,868	9,886	1,903
	213,676	543,641	113,931

Net investment income (loss)	2,613,786	6,716,232	998,442

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(12,394,796)	(17,601,459)	(2,281,855)
Capital gain distributions received from underlying funds	170,959	496,675	16,355
	(12,223,837)	(17,104,784)	(2,265,500)

Change in net unrealized appreciation (depreciation)
on investments in underlying funds	9,836,410	1,797,021	9,783,711

Net realized and unrealized gain (loss) on affiliates	(2,387,427)	(15,307,763)	7,518,211

Net Increase (Decrease) in Net Assets
Resulting from Operations	$ 226,359	$ (8,591,531)	$ 8,516,653

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2009
	LIVESTRONG	LIVESTRONG	LIVESTRONG
	2025 Portfolio	2030 Portfolio	2035 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$ 8,654,593	$ 763,286	$ 4,321,216

Expenses:
Administrative fees	560,376	79,095	317,368
Distribution and service fees:
Advisor Class	77,566	2,345	52,601
R Class	33,651	7,968	23,168
Directors’ fees and expenses	13,000	1,494	7,539
	684,593	90,902	400,676

Net investment income (loss)	7,970,000	672,384	3,920,540

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(18,863,738)	(1,806,456)	(11,295,125)
Capital gain distributions received from underlying funds	569,172	10,596	248,559
	(18,294,566)	(1,795,860)	(11,046,566)

Change in net unrealized appreciation (depreciation)
on investments in underlying funds	(8,435,503)	8,609,759	(10,372,689)

Net realized and unrealized gain (loss) on affiliates	(26,730,069)	6,813,899	(21,419,255)

Net Increase (Decrease) in Net Assets
Resulting from Operations	$(18,760,069)	$7,486,283	$(17,498,715)

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2009
	LIVESTRONG	LIVESTRONG	LIVESTRONG
	2040 Portfolio	2045 Portfolio	2050 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$ 266,963	$ 2,358,477	$ 55,582

Expenses:
Administrative fees	27,124	163,442	3,628
Distribution and service fees:
Advisor Class	1,231	28,899	154
R Class	5,571	11,743	433
Directors’ fees and expenses	580	4,399	106
	34,506	208,483	4,321

Net investment income (loss)	232,457	2,149,994	51,261

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(758,129)	(7,555,110)	(296,193)
Capital gain distributions received from underlying funds	3,811	116,143	1,904
	(754,318)	(7,438,967)	(294,289)

Change in net unrealized appreciation (depreciation)
on investments in underlying funds	4,078,190	(10,606,884)	786,829

Net realized and unrealized gain (loss) on affiliates	3,323,872	(18,045,851)	492,540

Net Increase (Decrease) in Net Assets
Resulting from Operations	$3,556,329	$(15,895,857)	$ 543,801

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED JULY 31, 2009 AND JULY 31, 2008
	LIVESTRONG Income Portfolio		LIVESTRONG 2015 Portfolio
Increase (Decrease) in Net Assets	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 2,613,786	$ 2,364,664	$ 6,716,232	$ 6,986,331
Net realized gain (loss)	(12,223,837)	136,900	(17,104,784)	1,570,407
Change in net unrealized
appreciation (depreciation)	9,836,410	(2,516,968)	1,797,021	(10,467,082)
Net increase (decrease) in net assets
resulting from operations	226,359	(15,404)	(8,591,531)	(1,910,344)

Distributions to Shareholders
From net investment income:
Investor Class	(1,891,448)	(1,807,377)	(5,150,679)	(5,029,481)
Institutional Class	(380,646)	(358,453)	(667,576)	(526,172)
Advisor Class	(249,615)	(251,073)	(842,999)	(486,532)
R Class	(36,296)	(5,401)	(170,136)	(120,545)
From net realized gains:
Investor Class	(405,727)	(100,501)	(1,965,341)	(582,593)
Institutional Class	(79,352)	(18,324)	(241,939)	(57,480)
Advisor Class	(72,879)	(12,887)	(344,341)	(60,961)
R Class	(12,048)	(264)	(74,791)	(16,447)
Decrease in net assets from distributions	(3,128,011)	(2,554,280)	(9,457,802)	(6,880,211)

Capital Share Transactions
Net increase (decrease) in net assets
from capital share transactions	93,346,171	9,686,579	140,167,568	39,105,101

Net increase (decrease) in net assets	90,444,519	7,116,895	122,118,235	30,314,546

Net Assets
Beginning of period	67,752,273	60,635,378	208,231,727	177,917,181
End of period	$158,196,792	$67,752,273	$330,349,962	$208,231,727

Undistributed net investment income	$151,679	$117,473	$2,488,864	$2,667,462

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2009 AND JULY 31, 2008 (EXCEPT AS NOTED)
	LIVESTRONG 2020 Portfolio		LIVESTRONG 2025 Portfolio
Increase (Decrease) in Net Assets	2009	2008(1)	2009	2008
Operations
Net investment income (loss)	$ 998,442	$ 1,601	$ 7,970,000	$ 9,062,338
Net realized gain (loss)	(2,265,500)	(111)	(18,294,566)	2,488,135
Change in net unrealized
appreciation (depreciation)	9,783,711	(12,066)	(8,435,503)	(19,833,288)
Net increase (decrease) in net assets
resulting from operations	8,516,653	(10,576)	(18,760,069)	(8,282,815)

Distributions to Shareholders
From net investment income:
Investor Class	(71,188)	—	(5,950,462)	(6,067,533)
Institutional Class	(11,369)	—	(1,225,708)	(1,379,241)
Advisor Class	(12,872)	—	(799,325)	(459,566)
R Class	(11,706)	—	(135,485)	(45,611)
From net realized gains:
Investor Class	—	—	(3,244,442)	(763,010)
Institutional Class	—	—	(624,145)	(162,933)
Advisor Class	—	—	(471,571)	(62,855)
R Class	—	—	(87,038)	(6,836)
Decrease in net assets from distributions	(107,135)	—	(12,538,176)	(8,947,585)

Capital Share Transactions
Net increase (decrease) in net assets
from capital share transactions	110,507,216	1,111,394	198,757,669	69,996,157

Net increase (decrease) in net assets	118,916,734	1,100,818	167,459,424	52,765,757

Net Assets
Beginning of period	1,100,818	—	290,454,251	237,688,494
End of period	$120,017,552	$1,100,818	$457,913,675	$290,454,251

Undistributed net investment income	$892,096	$1,601	$3,057,750	$3,274,706
(1) May 30, 2008 (fund inception) through July 31, 2008.

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2009 AND JULY 31, 2008 (EXCEPT AS NOTED)
	LIVESTRONG 2030 Portfolio		LIVESTRONG 2035 Portfolio
Increase (Decrease) in Net Assets	2009	2008(1)	2009	2008
Operations
Net investment income (loss)	$ 672,384	$ 635	$ 3,920,540	$ 4,814,697
Net realized gain (loss)	(1,795,860)	(1,017)	(11,046,566)	1,871,450
Change in net unrealized
appreciation (depreciation)	8,609,759	(6,316)	(10,372,689)	(14,197,827)
Net increase (decrease) in net assets
resulting from operations	7,486,283	(6,698)	(17,498,715)	(7,511,680)

Distributions to Shareholders
From net investment income:
Investor Class	(36,634)	—	(2,790,828)	(3,073,496)
Institutional Class	(8,184)	—	(561,509)	(715,004)
Advisor Class	(5,403)	—	(435,681)	(352,833)
R Class	(15,299)	—	(73,773)	(45,651)
From net realized gains:
Investor Class	—	—	(2,117,074)	(398,845)
Institutional Class	—	—	(396,869)	(86,908)
Advisor Class	—	—	(363,962)	(50,009)
R Class	—	—	(68,580)	(7,128)
Decrease in net assets from distributions	(65,520)	—	(6,808,276)	(4,729,874)

Capital Share Transactions
Net increase (decrease) in net assets
from capital share transactions	86,795,822	650,688	110,729,046	58,612,954

Net increase (decrease) in net assets	94,216,585	643,990	86,422,055	46,371,400

Net Assets
Beginning of period	643,990	—	174,258,170	127,886,770
End of period	$94,860,575	$643,990	$260,680,225	$174,258,170

Undistributed net investment income	$607,150	$635	$1,510,022	$1,485,029
(1) May 30, 2008 (fund inception) through July 31, 2008.

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2009 AND JULY 31, 2008 (EXCEPT AS NOTED)
	LIVESTRONG 2040 Portfolio		LIVESTRONG 2045 Portfolio
Increase (Decrease) in Net Assets	2009	2008(1)	2009	2008
Operations
Net investment income (loss)	$ 232,457	$ 499	$ 2,149,994	$ 3,354,239
Net realized gain (loss)	(754,318)	(218)	(7,438,967)	659,386
Change in net unrealized
appreciation (depreciation)	4,078,190	361	(10,606,884)	(11,088,022)
Net increase (decrease) in net assets
resulting from operations	3,556,329	642	(15,895,857)	(7,074,397)

Distributions to Shareholders
From net investment income:
Investor Class	(16,296)	—	(1,472,652)	(1,730,903)
Institutional Class	(1,179)	—	(568,816)	(914,356)
Advisor Class	(2,891)	—	(216,154)	(270,802)
R Class	(10,677)	—	(30,172)	(24,577)
From net realized gains:
Investor Class	—	—	(1,312,952)	(215,140)
Institutional Class	—	—	(470,646)	(106,359)
Advisor Class	—	—	(213,458)	(36,814)
R Class	—	—	(33,394)	(3,687)
Decrease in net assets from distributions	(31,043)	—	(4,318,244)	(3,302,638)

Capital Share Transactions
Net increase (decrease) in net assets
from capital share transactions	33,755,308	848,023	45,933,636	40,338,967

Net increase (decrease) in net assets	37,280,594	848,665	25,719,535	29,961,932

Net Assets
Beginning of period	848,665	—	116,517,724	86,555,792
End of period	$38,129,259	$848,665	$142,237,259	$ 116,517,724

Undistributed net investment income	$201,743	$499	$744,269	$899,532
(1) May 30, 2008 (fund inception) through July 31, 2008.

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2009 AND PERIOD ENDED JULY 31, 2008
	LIVESTRONG 2050 Portfolio
Increase (Decrease) in Net Assets	2009	2008(1)
Operations
Net investment income (loss)	$ 51,261	$ 547
Net realized gain (loss)	(294,289)	(707)
Change in net unrealized appreciation (depreciation)	786,829	(18,706)
Net increase (decrease) in net assets resulting from operations	543,801	(18,866)

Distributions to Shareholders
From net investment income:
Investor Class	(8,507)	—
Institutional Class	(10,356)	—
Advisor Class	(179)	—
R Class	(502)	—
Decrease in net assets from distributions	(19,544)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	6,149,716	500,624

Net increase (decrease) in net assets	6,673,973	481,758

Net Assets
Beginning of period	481,758	—
End of period	$7,155,731	$481,758

Undistributed net investment income	$32,184	$547
(1) May 30, 2008 (fund inception) through July 31, 2008.

See Notes to Financial Statements.

Notes to Financial Statements

JULY 31, 2009

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2020 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2035 Portfolio, LIVESTRONG 2040 Portfolio, LIVESTRONG 2045 Portfolio and LIVESTRONG 2050 Portfolio (collectively, the funds) are nine funds in a series issued by the corporation. The funds operate as “fund of funds,” meaning substantially all of the funds’ assets will be invested in other funds in the American Century Investments family of funds (the underlying funds). The funds are diversified under the 1940 Act. Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The investment objective of LIVESTRONG Income Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objectives of the eight target-year LIVESTRONG Portfolios are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. For each fund with a target-year, the target asset mix will be adjusted annually in a step-like fashion. In general, as the target-year approaches, the allocation to stocks will decrease and the allocation to bonds and money market instruments will increase. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target year, its target asset mix will become fixed and will match that of LIVESTRONG Income Portfolio. The following is a summary of the funds’ significant accounting policies.

Multiple Class — The funds are authorized to issue the Investor Class, Institutional Class, Advisor Class and R Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. All classes of LIVESTRONG 2020 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2040 Portfolio and LIVESTRONG 2050 Portfolio commenced sale on May 30, 2008, the funds’ inception date.

Underlying Funds — Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying funds are not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. A brief description of each of the underlying funds follows.

Domestic Equity Funds

NT Equity Growth Fund seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from large publicly traded U.S. companies without regard to dividend yield.

NT Growth Fund seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

NT Large Company Value Fund seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger U.S. companies.

NT Mid Cap Value Fund seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in medium-sized U.S. companies.

NT Small Company Fund seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

NT Vista Fund seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

Real Estate Fund seeks high total investment return through a combination of capital appreciation and current income. It invests primarily in equity securities issued by real estate investment trusts and companies engaged in the real estate industry.

International Equity Funds

NT Emerging Markets Fund seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries.

NT International Growth Fund seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.

Domestic Fixed Income Funds

High-Yield Fund seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

Inflation-Adjusted Bond Fund seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

NT Diversified Bond Fund seeks a high level of income by investing primarily in high- and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

International Fixed Income Funds

International Bond Fund seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities outside the United States.

Money Market Funds

Premium Money Market Fund seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, cash-equivalent securities.

Security Valuations — Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors / Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. All tax years for the funds remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly for LIVESTRONG Income Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the eight target-date LIVESTRONG Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Subsequent Events — Management has evaluated events or transactions that may have occurred since July 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through September 28, 2009, the date the financial statements were issued.

2. Fees and Transactions with Related Parties

Administrative Fees — The corporation has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with shareholder services in exchange for an administrative fee (the fee). The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The rate of the fee for the Investor Class, Advisor Class and R Class of the funds is 0.20%. There is no administrative fee for the Institutional Class.

Distribution Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the Advisor Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the year ended July 31, 2009, are detailed in the Statement of Operations.

Management Fees — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM or American Century Global Investment Management, Inc., a wholly-owned subsidiary of ACIM, serves as the investment advisor for the underlying funds.

The funds have a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMIS is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Investment transactions for the year ended July 31, 2009, were as follows:

	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
	Income Portfolio	2015 Portfolio	2020 Portfolio	2025 Portfolio	2030 Portfolio
Purchases	$143,881,192	$207,459,153	$140,998,392	$266,615,608	$106,072,052
Sales	$50,700,956	$69,082,964	$29,575,961	$71,458,606	$18,654,584

		LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
		2035 Portfolio	2040 Portfolio	2045 Portfolio	2050 Portfolio
Purchases		$142,124,262	$38,032,150	$63,550,561	$6,990,054
Sales		$33,700,252	$4,070,333	$19,498,061	$806,362

4. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2009		Year ended July 31, 2008
	Shares	Amount	Shares	Amount

LIVESTRONG Income Portfolio
Investor Class
Sold	18,698,026	$ 167,113,157	1,523,508	$ 16,847,911
Issued in reinvestment of distributions	248,479	2,248,041	168,042	1,850,738
Redeemed	(13,569,378)	(119,654,444)	(1,040,699)	(11,448,990)
	5,377,127	49,706,754	650,851	7,249,659
Institutional Class
Sold	2,203,254	19,476,461	499,845	5,531,784
Issued in reinvestment of distributions	50,835	459,998	34,216	376,777
Redeemed	(536,074)	(4,816,742)	(368,318)	(4,091,466)
	1,718,015	15,119,717	165,743	1,817,095
Advisor Class
Sold	3,611,889	32,498,100	635,076	7,022,165
Issued in reinvestment of distributions	35,451	321,543	23,937	263,705
Redeemed	(835,727)	(7,366,830)	(615,687)	(6,916,439)
	2,811,613	25,452,813	43,326	369,431
R Class
Sold	406,615	3,736,252	36,733	404,679
Issued in reinvestment of distributions	5,385	47,928	517	5,665
Redeemed	(80,992)	(717,293)	(14,376)	(159,950)
	331,008	3,066,887	22,874	250,394
Net increase (decrease)	10,237,763	$ 93,346,171	882,794	$ 9,686,579

LIVESTRONG 2015 Portfolio
Investor Class
Sold	22,036,378	$ 202,222,781	4,935,566	$ 58,173,266
Issued in reinvestment of distributions	786,589	7,063,567	471,644	5,574,831
Redeemed	(15,032,106)	(136,940,716)	(2,930,959)	(34,481,030)
	7,790,861	72,345,632	2,476,251	29,267,067
Institutional Class
Sold	5,289,808	48,352,553	653,459	7,690,482
Issued in reinvestment of distributions	101,282	909,515	49,378	583,652
Redeemed	(937,904)	(8,499,045)	(457,705)	(5,457,023)
	4,453,186	40,763,023	245,132	2,817,111
Advisor Class
Sold	2,828,051	26,297,380	1,442,194	16,986,326
Issued in reinvestment of distributions	130,939	1,175,836	46,319	547,493
Redeemed	(1,005,660)	(9,384,716)	(965,001)	(11,738,341)
	1,953,330	18,088,500	523,512	5,795,478
R Class
Sold	1,828,044	16,821,336	208,185	2,486,903
Issued in reinvestment of distributions	26,161	234,927	11,492	135,950
Redeemed	(868,132)	(8,085,850)	(121,357)	(1,397,408)
	986,073	8,970,413	98,320	1,225,445
Net increase (decrease)	15,183,450	$ 140,167,568	3,343,215	$ 39,105,101

	Year ended July 31, 2009		Year ended July 31, 2008(1)
	Shares	Amount	Shares	Amount

LIVESTRONG 2020 Portfolio
Investor Class
Sold	27,157,029	$ 210,655,998	114,155	$1,093,368
Issued in reinvestment of distributions	9,330	71,188	—	—
Redeemed	(16,496,812)	(126,304,813)	(1,133)	(10,810)
	10,669,547	84,422,373	113,022	1,082,558
Institutional Class
Sold	2,804,118	21,239,817	1,687	16,336
Issued in reinvestment of distributions	1,490	11,369	—	—
Redeemed	(266,680)	(2,037,321)	—	—
	2,538,928	19,213,865	1,687	16,336
Advisor Class
Sold	485,585	3,886,194	625	6,250
Issued in reinvestment of distributions	1,687	12,872	—	—
Redeemed	(28,684)	(226,837)	—	—
	458,588	3,672,229	625	6,250
R Class
Sold	441,491	3,608,622	625	6,250
Issued in reinvestment of distributions	1,534	11,706	—	—
Redeemed	(55,883)	(421,579)	—	—
	387,142	3,198,749	625	6,250
Net increase (decrease)	14,054,205	$ 110,507,216	115,959	$1,111,394

LIVESTRONG 2025 Portfolio
Investor Class
Sold	32,596,486	$ 293,192,970	7,227,400	$ 87,956,265
Issued in reinvestment of distributions	1,046,971	9,161,018	554,236	6,811,558
Redeemed	(19,969,203)	(177,575,845)	(3,452,073)	(41,430,297)
	13,674,254	124,778,143	4,329,563	53,337,526
Institutional Class
Sold	5,025,377	44,620,828	1,003,427	12,207,554
Issued in reinvestment of distributions	211,413	1,849,853	125,482	1,542,174
Redeemed	(1,078,207)	(9,830,657)	(874,062)	(10,878,957)
	4,158,583	36,640,024	254,847	2,870,771
Advisor Class
Sold	3,796,789	34,330,412	1,600,667	19,440,964
Issued in reinvestment of distributions	144,407	1,263,560	42,508	522,421
Redeemed	(1,254,939)	(11,345,728)	(609,735)	(7,683,302)
	2,686,257	24,248,244	1,033,440	12,280,083
R Class
Sold	1,610,391	14,596,950	173,823	2,090,704
Issued in reinvestment of distributions	23,819	208,417	4,062	49,926
Redeemed	(190,859)	(1,714,109)	(52,910)	(632,853)
	1,443,351	13,091,258	124,975	1,507,777
Net increase (decrease)	21,962,445	$ 198,757,669	5,742,825	$ 69,996,157
(1) May 30, 2008 (fund inception) through July 31, 2008 for LIVESTRONG 2020 Portfolio.

	Year ended July 31, 2009		Year ended July 31, 2008(1)
	Shares	Amount	Shares	Amount

LIVESTRONG 2030 Portfolio
Investor Class
Sold	21,407,615	$156,161,055	69,257	$655,977
Issued in reinvestment of distributions	5,047	36,137	—	—
Redeemed	(12,730,080)	(91,576,604)	(2,578)	(24,039)
	8,682,582	64,620,588	66,679	631,938
Institutional Class
Sold	2,368,824	16,803,262	625	6,250
Issued in reinvestment of distributions	1,145	8,184	—	—
Redeemed	(192,452)	(1,365,186)	—	—
	2,177,517	15,446,260	625	6,250
Advisor Class
Sold	467,504	3,491,863	625	6,250
Issued in reinvestment of distributions	756	5,403	—	—
Redeemed	(48,087)	(351,751)	—	—
	420,173	3,145,515	625	6,250
R Class
Sold	511,522	4,063,426	625	6,250
Issued in reinvestment of distributions	2,140	15,299	—	—
Redeemed	(68,616)	(495,266)	—	—
	445,046	3,583,459	625	6,250
Net increase (decrease)	11,725,318	$ 86,795,822	68,554	$650,688

LIVESTRONG 2035 Portfolio
Investor Class
Sold	15,299,408	$136,512,600	5,273,716	$ 67,011,195
Issued in reinvestment of distributions	568,003	4,896,188	265,648	3,469,367
Redeemed	(9,015,703)	(79,453,689)	(1,862,588)	(23,625,688)
	6,851,708	61,955,099	3,676,776	46,854,874
Institutional Class
Sold	3,274,007	28,605,892	542,257	6,886,635
Issued in reinvestment of distributions	111,052	958,378	61,402	801,912
Redeemed	(604,926)	(5,288,948)	(315,217)	(4,091,617)
	2,780,133	24,275,322	288,442	3,596,930
Advisor Class
Sold	2,405,740	21,576,278	1,057,731	13,387,446
Issued in reinvestment of distributions	91,719	791,531	30,822	402,842
Redeemed	(700,595)	(6,258,117)	(527,772)	(7,020,874)
	1,796,864	16,109,692	560,781	6,769,414
R Class
Sold	1,031,714	9,297,204	160,015	2,063,991
Issued in reinvestment of distributions	15,842	136,697	3,922	51,263
Redeemed	(118,195)	(1,044,968)	(58,210)	(723,518)
	929,361	8,388,933	105,727	1,391,736
Net increase (decrease)	12,358,066	$ 110,729,046	4,631,726	$ 58,612,954
(1) May 30, 2008 (fund inception) through July 31, 2008 for LIVESTRONG 2030 Portfolio.

	Year ended July 31, 2009		Year ended July 31, 2008(1)
	Shares	Amount	Shares	Amount

LIVESTRONG 2040 Portfolio
Investor Class
Sold	6,667,507	$ 46,398,192	90,295	$837,273
Issued in reinvestment of distributions	2,393	16,296	—	—
Redeemed	(3,611,169)	(24,864,481)	(821)	(8,000)
	3,058,731	21,550,007	89,474	829,273
Institutional Class
Sold	1,366,315	9,109,351	625	6,250
Issued in reinvestment of distributions	173	1,179	—	—
Redeemed	(96,817)	(658,594)	—	—
	1,269,671	8,451,936	625	6,250
Advisor Class
Sold	221,418	1,546,579	625	6,250
Issued in reinvestment of distributions	424	2,891	—	—
Redeemed	(21,884)	(151,240)	—	—
	199,958	1,398,230	625	6,250
R Class
Sold	360,415	2,744,768	625	6,250
Issued in reinvestment of distributions	1,568	10,677	—	—
Redeemed	(58,519)	(400,310)	—	—
	303,464	2,355,135	625	6,250
Net increase (decrease)	4,831,824	$ 33,755,308	91,349	$848,023

LIVESTRONG 2045 Portfolio
Investor Class
Sold	5,655,690	$49,850,208	3,499,543	$ 45,795,739
Issued in reinvestment of distributions	328,649	2,767,177	145,128	1,938,913
Redeemed	(3,046,344)	(26,737,712)	(1,307,691)	(16,851,978)
	2,937,995	25,879,673	2,336,980	30,882,674
Institutional Class
Sold	1,773,404	15,431,701	896,299	11,781,809
Issued in reinvestment of distributions	123,451	1,039,462	76,344	1,020,715
Redeemed	(823,627)	(7,441,026)	(561,204)	(7,352,345)
	1,073,228	9,030,137	411,439	5,450,179
Advisor Class
Sold	1,094,726	9,314,758	593,456	7,704,375
Issued in reinvestment of distributions	50,634	426,339	23,025	307,616
Redeemed	(247,353)	(2,181,953)	(362,137)	(4,775,098)
	898,007	7,559,144	254,344	3,236,893
R Class
Sold	502,089	4,299,317	86,662	1,132,673
Issued in reinvestment of distributions	6,079	51,182	1,521	20,338
Redeemed	(103,842)	(885,817)	(29,548)	(383,790)
	404,326	3,464,682	58,635	769,221
Net increase (decrease)	5,313,556	$45,933,636	3,061,398	$ 40,338,967
(1) May 30, 2008 (fund inception) through July 31, 2008 for LIVESTRONG 2040 Portfolio.

	Year ended July 31, 2009		Year ended July 31, 2008(1)
	Shares	Amount	Shares	Amount

LIVESTRONG 2050 Portfolio
Investor Class
Sold	655,827	$ 4,433,260	51,078	$488,874
Issued in reinvestment of distributions	1,292	8,453	—	—
Redeemed	(244,500)	(1,606,061)	(764)	(7,000)
	412,619	2,835,652	50,314	481,874
Institutional Class
Sold	493,540	3,313,874	625	6,250
Issued in reinvestment of distributions	1,583	10,356	—	—
Redeemed	(70,213)	(482,585)	—	—
	424,910	2,841,645	625	6,250
Advisor Class
Sold	45,591	310,177	625	6,250
Issued in reinvestment of distributions	27	179	—	—
Redeemed	(1,107)	(7,497)	—	—
	44,511	302,859	625	6,250
R Class
Sold	29,516	203,431	625	6,250
Issued in reinvestment of distributions	77	502	—	—
Redeemed	(5,180)	(34,373)	—	—
	24,413	169,560	625	6,250
Net increase (decrease)	906,453	$ 6,149,716	52,189	$500,624
(1) May 30, 2008 (fund inception) through July 31, 2008 for LIVESTRONG 2050 Portfolio.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the year ended July 31, 2009 follows:

	July 31, 2008					July 31, 2009
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG Income Portfolio
NT Equity Growth Fund
Institutional Class	856,240	$ 19,650,436	$ 8,359,307	$ (2,865,433)	$ 234,916	2,787,244	$ 21,183,054
NT Growth Fund
Institutional Class	388,477	9,324,621	3,966,496	(1,084,547)	31,517	1,191,828	10,619,188
NT Large Company
Value Fund
Institutional Class	769,386	17,350,563	8,890,779	(3,533,055)	274,010	2,563,045	17,633,750
NT Mid Cap Value Fund
Institutional Class	292,448	5,783,009	2,737,640	(852,321)	76,251	826,168	6,526,727
NT Small Company
Fund Institutional Class	153,329	3,134,615	1,572,760	(682,869)	4,015	545,562	3,300,650
NT Vista Fund
Institutional Class(2)	142,931	3,750,890	1,453,118	(479,096)	—	531,826	3,988,695
Real Estate Fund
Institutional Class	30,326	1,802,550	1,183,339	(560,780)	36,782	138,750	1,526,250
High-Yield Fund
Institutional Class	439,813	5,145,070	2,451,249	(573,486)	313,670	1,118,004	6,093,122
Inflation-Adjusted Bond
Fund Institutional Class	467,270	10,493,344	4,446,971	(104,506)	126,275	1,050,025	11,697,278
NT Diversified Bond
Fund Institutional Class	1,817,937	36,319,180	15,170,518	(112,759)	1,478,434	3,920,806	40,658,758
Premium Money Market
Fund Investor Class	7,041,280	13,774,795	5,796,259	—	123,661	15,019,816	15,019,816
International Bond Fund
Institutional Class	326,382	9,389,220	3,336,386	(189,171)	248,633	761,308	11,282,585
NT International Growth
Fund Institutional Class	297,235	7,962,899	3,730,930	(1,356,773)	50,257	1,102,468	8,676,423
		$143,881,192	$63,095,752	$(12,394,796)	$2,998,421		$158,206,296

(1)	Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)	Non-income producing.

	July 31, 2008					July 31, 2009
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG 2015 Portfolio
NT Equity Growth Fund
Institutional Class	2,552,134	$ 26,771,469	$ 7,815,846	$ (2,610,174)	$ 601,943	5,557,150	$ 42,234,340
NT Growth Fund
Institutional Class	1,481,964	16,305,599	5,508,934	(1,534,434)	120,233	3,048,884	27,165,556
NT Large Company
Value Fund
Institutional Class	2,441,771	25,749,689	10,122,487	(3,796,762)	735,053	5,426,807	37,336,432
NT Mid Cap Value Fund
Institutional Class	1,133,888	9,945,412	3,977,578	(1,139,457)	255,106	2,141,941	16,921,334
NT Small Company
Fund Institutional Class	475,348	4,645,491	1,724,769	(717,179)	12,438	1,128,158	6,825,356
NT Vista Fund
Institutional Class(2)	708,665	8,426,649	2,525,984	(923,823)	—	1,643,618	12,327,135
Real Estate Fund
Institutional Class	127,130	3,687,693	2,901,808	(1,709,210)	132,487	367,873	4,046,603
High-Yield Fund
Institutional Class	1,291,014	6,767,168	2,990,165	(625,891)	734,134	2,206,883	12,027,512
Inflation-Adjusted Bond
Fund Institutional Class	1,370,511	13,918,266	6,616,297	(274,912)	368,729	2,088,019	23,260,532
NT Diversified Bond
Fund Institutional Class	5,290,466	48,281,769	23,708,959	(376,018)	3,748,519	7,755,907	80,428,756
NT Emerging Markets
Fund Institutional Class	306,469	3,841,875	3,421,492	(1,620,983)	15,157	599,683	4,629,553
NT International Growth
Fund Institutional Class	1,152,707	14,586,283	5,437,513	(1,995,946)	184,561	2,761,408	21,732,281
Premium Money Market
Fund Investor Class	14,169,337	13,689,016	5,991,719	—	225,045	21,866,634	21,866,634
International Bond Fund
Institutional Class	808,465	10,842,774	3,940,872	(276,670)	623,143	1,320,292	19,566,727
		$207,459,153	$86,684,423	$(17,601,459)	$7,756,548		$330,368,751

(1)	Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)	Non-income producing.

	July 31, 2008					July 31, 2009
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG 2020 Portfolio
NT Equity Growth Fund
Institutional Class	13,523	$ 17,332,225	$ 3,538,914	$ (483,997)	$ 110,771	1,970,129	$ 14,972,980
NT Growth Fund
Institutional Class	9,493	12,484,911	2,794,957	(241,063)	5,507	1,274,756	11,358,076
NT Large Company
Value Fund
Institutional Class	13,966	16,662,200	4,001,042	(552,189)	157,575	2,008,361	13,817,524
NT Mid Cap Value Fund
Institutional Class	6,894	7,720,185	1,776,079	(175,928)	52,818	852,435	6,734,236
NT Small Company
Fund Institutional Class	3,331	3,580,345	815,604	(121,027)	481	510,117	3,086,208
NT Vista Fund
Institutional Class(2)	4,392	6,052,426	1,186,456	(136,486)	—	714,014	5,355,105
Real Estate Fund
Institutional Class	835	2,385,213	803,444	(151,952)	25,974	159,305	1,752,355
High-Yield Fund
Institutional Class	6,418	4,630,009	1,102,022	(28,722)	162,479	754,254	4,110,684
Inflation-Adjusted Bond
Fund Institutional Class	6,564	9,651,789	2,276,319	(4,095)	4,948	708,859	7,896,689
NT Diversified Bond
Fund Institutional Class	25,513	34,063,622	7,449,275	(9,899)	555,504	2,664,978	27,635,822
NT Emerging Markets
Fund Institutional Class	2,495	3,170,608	1,018,265	(53,279)	9,425	389,234	3,004,887
NT International Growth
Fund Institutional Class	7,356	9,824,441	2,369,777	(260,766)	8,117	1,162,977	9,152,629
Premium Money Market
Fund Investor Class	55,710	7,151,936	1,548,081	—	22,915	5,659,565	5,659,565
International Bond Fund
Institutional Class	2,934	6,288,482	1,177,581	(62,452)	12,214	370,258	5,487,224
		$140,998,392	$31,857,816	$(2,281,855)	$1,128,728		$120,023,984

(1)	Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)	Non-income producing.

	July 31, 2008					July 31, 2009
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG 2025 Portfolio
NT Equity Growth Fund
Institutional Class	3,602,431	$ 32,424,880	$ 5,370,155	$ (1,864,036)	$ 818,821	7,648,927	$ 58,131,845
NT Growth Fund
Institutional Class	2,941,097	26,651,121	6,086,013	(1,840,521)	224,110	5,769,287	51,404,347
NT Large Company
Value Fund
Institutional Class	3,752,460	33,519,653	9,639,318	(3,577,361)	1,066,454	7,968,242	54,821,505
NT Mid Cap Value Fund
Institutional Class	1,680,943	12,669,834	3,776,390	(1,074,713)	363,761	3,096,495	24,462,311
NT Small Company
Fund Institutional Class	1,174,267	9,958,872	2,345,634	(944,937)	29,956	2,718,383	16,446,217
NT Vista Fund
Institutional Class(2)	1,249,163	13,835,710	1,860,455	(757,694)	—	3,018,698	22,640,235
Real Estate Fund
Institutional Class	245,954	6,352,075	4,221,789	(2,538,770)	249,310	703,700	7,740,700
High-Yield Fund
Institutional Class	1,544,407	7,269,096	3,187,478	(670,237)	832,385	2,529,543	13,786,009
Inflation-Adjusted Bond
Fund Institutional Class	1,639,867	15,721,657	7,457,491	(368,020)	440,301	2,456,206	27,362,135
NT Diversified Bond
Fund Institutional Class	6,276,546	54,443,753	26,681,248	(500,212)	4,308,893	9,068,819	94,043,653
NT Emerging Markets
Fund Institutional Class	740,611	9,445,329	4,773,434	(2,097,812)	43,737	1,813,244	13,998,244
NT International Growth
Fund Institutional Class	2,276,565	25,589,814	6,586,959	(2,485,836)	355,271	5,378,530	42,329,031
Premium Money Market
Fund Investor Class	15,395,670	12,874,416	6,776,260	—	228,403	21,493,826	21,493,826
International Bond Fund
Institutional Class	305,876	5,859,398	1,559,720	(143,589)	262,363	625,811	9,274,519
		$266,615,608	$90,322,344	$(18,863,738)	$9,223,765		$457,934,577

(1)	Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)	Non-income producing.

	July 31, 2008					July 31, 2009
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG 2030 Portfolio
NT Equity Growth Fund
Institutional Class	8,437	$ 13,438,503	$ 2,091,663	$ (323,441)	$ 88,585	1,610,477	$12,239,625
NT Growth Fund
Institutional Class	7,661	12,861,679	2,334,074	(243,316)	5,766	1,380,021	12,295,987
NT Large Company
Value Fund
Institutional Class	9,291	13,763,240	2,657,147	(395,208)	134,591	1,748,426	12,029,171
NT Mid Cap Value Fund
Institutional Class	4,234	5,758,842	1,063,295	(120,104)	40,682	669,431	5,288,505
NT Small Company
Fund Institutional Class	3,119	4,522,087	804,446	(130,809)	593	681,259	4,121,617
NT Vista Fund
Institutional Class(2)	3,204	5,591,114	906,135	(125,154)	—	685,954	5,144,655
Real Estate Fund
Institutional Class	642	2,349,076	687,080	(136,084)	26,686	165,791	1,823,701
High-Yield Fund
Institutional Class	2,819	2,770,157	603,104	(20,566)	98,231	461,025	2,512,586
Inflation-Adjusted Bond
Fund Institutional Class	2,949	5,891,046	1,281,939	(7,439)	2,116	441,440	4,917,642
NT Diversified Bond
Fund Institutional Class	11,435	20,611,444	4,126,768	(16,688)	340,997	1,645,852	17,067,485
NT Emerging Markets
Fund Institutional Class	2,059	3,651,851	1,003,731	(46,505)	11,265	475,805	3,673,215
NT International Growth
Fund Institutional Class	5,964	9,921,605	1,928,317	(241,142)	8,627	1,239,635	9,755,927
Premium Money Market
Fund Investor Class	26,107	4,941,408	973,341	—	15,743	3,994,174	3,994,174
		$106,072,052	$20,461,040	$(1,806,456)	$773,882		$94,864,290

(1)	Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)	Non-income producing.

	July 31, 2008					July 31, 2009
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG 2035 Portfolio
NT Equity Growth Fund
Institutional Class	2,449,303	$ 18,499,896	$ 3,353,775	$ (1,243,061)	$ 519,851	4,750,635	$ 36,104,826
NT Growth Fund
Institutional Class	2,222,291	16,842,640	3,263,392	(1,119,410)	163,345	4,071,949	36,281,066
NT Large Company
Value Fund
Institutional Class	2,606,109	19,824,094	5,616,699	(2,309,519)	697,490	5,155,073	35,466,902
NT Mid Cap Value Fund
Institutional Class	1,312,467	8,087,687	2,899,128	(842,625)	260,100	2,164,783	17,101,786
NT Small Company
Fund Institutional Class	814,541	6,116,271	913,321	(328,374)	20,703	1,819,959	11,010,752
NT Vista Fund
Institutional Class(2)	1,024,146	9,502,580	1,511,412	(671,807)	—	2,216,542	16,624,065
Real Estate Fund
Institutional Class	189,899	4,241,055	2,462,181	(1,501,275)	183,009	508,499	5,593,489
High-Yield Fund
Institutional Class	675,627	3,302,240	1,607,228	(330,159)	355,305	1,094,665	5,965,924
Inflation-Adjusted Bond
Fund Institutional Class	716,608	6,783,841	3,683,773	(221,269)	191,217	1,029,010	11,463,171
NT Diversified Bond
Fund Institutional Class	2,815,854	22,676,071	12,505,582	(351,215)	1,852,196	3,846,878	39,892,125
NT Emerging Markets
Fund Institutional Class	676,185	7,576,161	3,233,202	(1,352,584)	36,930	1,582,020	12,213,194
NT International Growth
Fund Institutional Class	1,580,696	15,299,199	2,629,997	(1,023,827)	244,542	3,572,561	28,116,055
Premium Money Market
Fund Investor Class	2,798,043	3,372,527	1,315,687	—	45,087	4,854,883	4,854,883
		$142,124,262	$44,995,377	$(11,295,125)	$4,569,775		$260,688,238

(1)	Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)	Non-income producing.

	July 31, 2008					July 31, 2009
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG 2040 Portfolio
NT Equity Growth Fund
Institutional Class	12,654	$ 5,620,923	$ 496,720	$(122,792)	$ 39,863	747,682	$ 5,682,383
NT Growth Fund
Institutional Class	11,476	5,283,399	618,715	(119,430)	3,266	625,447	5,572,733
NT Large Company
Value Fund
Institutional Class	14,033	5,563,513	673,333	(139,860)	58,967	792,721	5,453,920
NT Mid Cap Value Fund
Institutional Class	7,065	2,699,901	294,373	(47,593)	20,844	351,915	2,780,129
NT Small Company
Fund Institutional Class	4,216	1,516,968	162,589	(44,103)	292	255,667	1,546,785
NT Vista Fund
Institutional Class(2)	5,346	2,707,028	298,412	(71,728)	—	360,843	2,706,323
Real Estate Fund
Institutional Class	1,073	1,036,711	236,584	(56,113)	13,278	82,564	908,204
High-Yield Fund
Institutional Class	2,749	749,633	119,369	(8,558)	26,987	135,139	736,507
Inflation-Adjusted Bond
Fund Institutional Class	2,805	1,564,390	252,331	(6,000)	1,072	127,038	1,415,203
NT Diversified Bond
Fund Institutional Class	11,113	5,514,858	806,083	(9,222)	95,473	477,499	4,951,665
NT Emerging Markets
Fund Institutional Class	4,109	1,955,529	408,032	(36,357)	6,070	283,654	2,189,809
NT International Growth
Fund Institutional Class	7,910	3,819,297	461,921	(96,373)	4,662	531,961	4,186,533
		$38,032,150	$4,828,462	$(758,129)	$270,774		$38,130,194

(1)	Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)	Non-income producing.

	July 31, 2008					July 31, 2009
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG 2045 Portfolio
NT Equity Growth Fund
Institutional Class	1,767,703	$ 8,765,750	$ 2,762,011	$ (954,244)	$ 333,233	2,764,185	$ 21,007,806
NT Growth Fund
Institutional Class	1,603,749	7,672,383	2,409,982	(834,393)	109,334	2,369,786	21,114,793
NT Large Company
Value Fund
Institutional Class	1,911,044	9,367,449	3,598,432	(1,487,353)	447,747	3,049,782	20,982,500
NT Mid Cap Value Fund
Institutional Class	949,245	3,651,477	1,654,752	(430,339)	171,227	1,309,619	10,345,990
NT Small Company
Fund Institutional Class	651,548	2,973,200	618,411	(188,364)	15,357	1,129,878	6,835,762
NT Vista Fund
Institutional Class(2)	740,940	4,906,129	898,834	(380,008)	—	1,341,136	10,058,520
Real Estate Fund
Institutional Class	155,018	2,353,943	1,802,672	(1,028,886)	134,187	335,863	3,694,493
NT Emerging Markets
Fund Institutional Class	631,758	5,710,374	2,878,306	(1,253,374)	29,161	1,262,828	9,749,032
NT International Growth
Fund Institutional Class	1,037,672	7,124,322	1,424,951	(559,301)	152,339	1,938,885	15,259,025
High-Yield Fund
Institutional Class	341,459	1,064,060	734,718	(144,196)	153,700	438,751	2,391,193
Inflation-Adjusted Bond
Fund Institutional Class	362,388	2,276,463	1,832,791	(104,265)	95,636	412,461	4,594,816
NT Diversified Bond
Fund Institutional Class	1,428,483	7,685,011	6,437,311	(190,387)	832,699	1,562,796	16,206,195
		$63,550,561	$27,053,171	$(7,555,110)	$2,474,620		$142,240,125

(1)	Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)	Non-income producing.

	July 31, 2008					July 31, 2009
	Share	Purchase	Sales	Realized	Distributions	Share	Market
Fund/Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

LIVESTRONG 2050 Portfolio
NT Equity Growth Fund
Institutional Class	7,438	$1,062,863	$ 133,081	$ (42,064)	$ 8,370	143,676	$1,091,938
NT Growth Fund
Institutional Class	6,726	1,028,728	140,750	(41,115)	2,185	123,025	1,096,153
NT Large Company
Value Fund
Institutional Class	8,267	1,081,670	162,979	(49,986)	12,578	158,713	1,091,945
NT Mid Cap Value Fund
Institutional Class	4,102	508,480	69,352	(17,081)	4,568	68,107	538,045
NT Small Company
Fund Institutional Class	2,807	348,559	47,570	(17,734)	229	59,816	361,887
NT Vista Fund
Institutional Class(2)	3,119	526,215	75,990	(28,590)	—	70,010	525,075
Real Estate Fund
Institutional Class	681	223,851	63,969	(25,352)	3,761	18,270	200,970
NT Emerging Markets
Fund Institutional Class	2,839	454,118	115,905	(32,087)	1,089	65,640	506,741
NT International Growth
Fund Institutional Class	4,230	655,396	98,976	(33,972)	2,725	92,205	725,653
High-Yield Fund
Institutional Class	1,255	106,903	19,768	(3,111)	3,945	19,414	105,806
Inflation-Adjusted Bond
Fund Institutional Class	1,312	220,449	39,824	(2,135)	518	18,277	203,606
NT Diversified Bond
Fund Institutional Class	5,134	772,822	134,391	(2,966)	17,518	68,273	707,991
		$6,990,054	$1,102,555	$(296,193)	$57,486		$ 7,155,810

(1)	Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)	Non-income producing.

6. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of July 31, 2009, the following LIVESTRONG Portfolios owned 25% or more of the total outstanding shares of the underlying funds:

	LIVESTRONG	LIVESTRONG
	2015 Portfolio	2025 Portfolio
NT Diversified Bond Fund	25%	29%
NT Emerging Markets Fund	—	28%
NT Equity Growth Fund	—	27%
NT Growth Fund	—	29%
NT International Growth Fund	—	30%
NT Large Company Value Fund	—	28%
NT Mid Cap Value Fund	—	27%
NT Small Company Fund	—	31%
NT Vista Fund	—	29%

As of July 31, 2009, the funds, in aggregate, owned 100% of the total outstanding shares of the underlying NT Diversified Bond Fund, NT Emerging Markets Fund, NT Equity Growth Fund, NT Growth Fund, NT International Growth Fund, NT Large Company Value Fund, NT Mid Cap Value Fund, NT Small Company Fund and NT Vista Fund.

7. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;

• Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

• Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of July 31, 2009, the valuation inputs used to determine the fair value of the funds’ securities were classified as Level 1.

8. Risk Factors

Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. As a result, the funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social, and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the funds invest could cause the funds’ investments in that country to experience gains or losses. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2009 and July 31, 2008 (except as noted) were as follows:

	LIVESTRONG Income Portfolio		LIVESTRONG 2015 Portfolio
	2009	2008	2009	2008
Distributions Paid From
Ordinary income	$2,620,426	$2,484,675	$7,270,766	$6,519,958
Long-term capital gains	$507,585	$69,605	$2,187,036	$360,253

	LIVESTRONG 2020 Portfolio		LIVESTRONG 2025 Portfolio
	2009	2008(1)	2009	2008
Distributions Paid From
Ordinary income	$107,135	—	$8,901,760	$8,389,158
Long-term capital gains	—	—	$3,636,416	$558,427

	LIVESTRONG 2030 Portfolio		LIVESTRONG 2035 Portfolio
	2009	2008(1)	2009	2008
Distributions Paid From
Ordinary income	$65,520	—	$4,337,204	$4,518,519
Long-term capital gains	—	—	$2,471,072	$211,355

	LIVESTRONG 2040 Portfolio		LIVESTRONG 2045 Portfolio
	2009	2008(1)	2009	2008
Distributions Paid From
Ordinary income	$31,043	—	$2,539,862	$3,160,271
Long-term capital gains	—	—	$1,778,382	$142,367

			LIVESTRONG 2050 Portfolio
			2009	2008(1)
Distributions Paid From
Ordinary income			$19,544	—
Long-term capital gains			—	—
(1) May 30, 2008 (fund inception) through July 31, 2008.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of July 31, 2009, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
	Income Portfolio	2015 Portfolio	2020 Portfolio	2025 Portfolio	2030 Portfolio
Federal tax cost of investments	$158,500,794	$343,639,020	$112,552,341	$486,556,395	$88,110,341
Gross tax appreciation
of investments	—	$ 615,957	$7,471,643	$ 2,282,289	$6,753,949
Gross tax depreciation
of investments	$(294,498)	(13,886,226)	—	(30,904,107)	—
Net tax appreciation
(depreciation) of investments	$(294,498)	$(13,270,269)	$7,471,643	$(28,621,818)	$6,753,949
Undistributed ordinary income	$151,679	$2,488,864	$914,392	$3,057,750	$652,522
Accumulated long-term gains	—	—	$12,918	—	$7,605
Accumulated capital losses	$(176,528)	$(371,990)	—	$(566,597)	—
Capital loss deferrals	$(2,546,567)	$(3,727,536)	—	$(3,036,233)	—

		LIVESTRONG	LIVESTRONG	LIVESTRONG	LIVESTRONG
		2035 Portfolio	2040 Portfolio	2045 Portfolio	2050 Portfolio
Federal tax cost of investments		$284,286,397	$34,824,590	$163,354,276	$6,684,699
Gross tax appreciation
of investments		$ 1,168,232	$3,305,604	$ 391,389	$471,111
Gross tax depreciation
of investments		(24,766,391)	—	(21,505,540)	—
Net tax appreciation
(depreciation) of investments		$(23,598,159)	$3,305,604	$(21,114,151)	$471,111
Undistributed ordinary income		$1,510,022	$218,895	$744,269	$32,742
Accumulated long-term gains		—	$1,440	—	$1,549
Accumulated capital losses		$(456,604)	—	$(357,580)	—
Capital loss deferrals		$(2,677,709)	—	$(1,705,190)	—

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be limited due to large shareholder redemptions and contributions. The capital loss carryovers expire in 2017.

The capital loss deferrals listed above represent net capital losses incurred in the nine-month period ended July 31, 2009. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

10. Recently Issued Accounting Standards

The Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008 and has been adopted by the funds. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities.

11. Other Tax Information (Unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2009.

For corporate taxpayers, the funds hereby designate the following ordinary income distributions, or up to the maximum amount allowable, as qualified for the corporate dividends received deduction for the fiscal year ended July 31, 2009.

LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio
$800,466	$4,831,612	$107,028

LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio	LIVESTRONG 2035 Portfolio
$6,570,794	$65,464	$3,623,806

LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio
$31,043	$2,229,546	$19,526

The funds hereby designate the following long-term capital gain distributions, or up to the maximum amount allowable, for the fiscal year ended July 31, 2009.

LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio
$507,585	$2,187,036	—

LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio	LIVESTRONG 2035 Portfolio
$3,636,416	—	$2,471,072

LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio
—	$1,778,382	—

The funds hereby designate the following distributions as qualified short-term capital gains for purposes of Internal Revenue Code Section 871.

LIVESTRONG Income Portfolio	LIVESTRONG 2015 Portfolio	LIVESTRONG 2020 Portfolio
$61,608	$436,638	—

LIVESTRONG 2025 Portfolio	LIVESTRONG 2030 Portfolio	LIVESTRONG 2035 Portfolio
$787,466	—	$473,374

LIVESTRONG 2040 Portfolio	LIVESTRONG 2045 Portfolio	LIVESTRONG 2050 Portfolio
$3	$250,568	—

Financial Highlights
LIVESTRONG Income Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.64	$11.06	$10.45	$10.51	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.24	0.40	0.33	0.37	0.29
Net Realized and Unrealized Gain (Loss)	(0.95)	(0.38)	0.75	(0.07)	0.52
Total From Investment Operations	(0.71)	0.02	1.08	0.30	0.81
Distributions
From Net Investment Income	(0.31)	(0.42)	(0.32)	(0.35)	(0.30)
From Net Realized Gains	(0.09)	(0.02)	(0.15)	(0.01)	—
Total Distributions	(0.40)	(0.44)	(0.47)	(0.36)	(0.30)
Net Asset Value, End of Period	$9.53	$10.64	$11.06	$10.45	$10.51

Total Return(3)	(6.44)%	0.11%	10.51%	2.99%	8.14%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.20%	0.20%	0.20%	0.20%	0.20%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	2.64%	3.61%	3.03%	3.51%	3.16%(5)
Portfolio Turnover Rate	51%	26%	22%	120%	6%
Net Assets, End of Period (in thousands)	$95,441	$49,378	$44,109	$27,374	$15,572

(1)	August 31, 2004 (fund inception) through July 31, 2005.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG Income Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.64	$11.06	$10.45	$10.51	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.26	0.42	0.35	0.37	0.34
Net Realized and Unrealized Gain (Loss)	(0.95)	(0.38)	0.75	(0.05)	0.48
Total From Investment Operations	(0.69)	0.04	1.10	0.32	0.82
Distributions
From Net Investment Income	(0.33)	(0.44)	(0.34)	(0.37)	(0.31)
From Net Realized Gains	(0.09)	(0.02)	(0.15)	(0.01)	—
Total Distributions	(0.42)	(0.46)	(0.49)	(0.38)	(0.31)
Net Asset Value, End of Period	$9.53	$10.64	$11.06	$10.45	$10.51

Total Return(3)	(6.25)%	0.31%	10.73%	3.20%	8.31%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.00%	0.00%	0.00%	0.00%	0.00%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	2.84%	3.81%	3.23%	3.71%	3.36%(5)
Portfolio Turnover Rate	51%	26%	22%	120%	6%
Net Assets, End of Period (in thousands)	$25,088	$9,737	$8,285	$4,409	$3,169

(1)	August 31, 2004 (fund inception) through July 31, 2005.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG Income Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.64	$11.05	$10.45	$10.51	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.21	0.35	0.31	0.33	0.18
Net Realized and Unrealized Gain (Loss)	(0.94)	(0.35)	0.74	(0.05)	0.61
Total From Investment Operations	(0.73)	—	1.05	0.28	0.79
Distributions
From Net Investment Income	(0.29)	(0.39)	(0.30)	(0.33)	(0.28)
From Net Realized Gains	(0.09)	(0.02)	(0.15)	(0.01)	—
Total Distributions	(0.38)	(0.41)	(0.45)	(0.34)	(0.28)
Net Asset Value, End of Period	$9.53	$10.64	$11.05	$10.45	$10.51

Total Return(3)	(6.67)%	(0.05)%	10.13%	2.83%	7.82%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.45%	0.45%	0.45%	0.45%	0.45%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	2.39%	3.36%	2.78%	3.26%	2.91%(5)
Portfolio Turnover Rate	51%	26%	22%	120%	6%
Net Assets, End of Period (in thousands)	$34,202	$8,285	$8,129	$2,966	$940

(1)	August 31, 2004 (fund inception) through July 31, 2005.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG Income Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.63	$11.05	$10.44	$10.50	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.18	0.30	0.27	0.26	0.29
Net Realized and Unrealized Gain (Loss)	(0.93)	(0.34)	0.76	(0.01)	0.46
Total From Investment Operations	(0.75)	(0.04)	1.03	0.25	0.75
Distributions
From Net Investment Income	(0.27)	(0.36)	(0.27)	(0.30)	(0.25)
From Net Realized Gains	(0.09)	(0.02)	(0.15)	(0.01)	—
Total Distributions	(0.36)	(0.38)	(0.42)	(0.31)	(0.25)
Net Asset Value, End of Period	$9.52	$10.63	$11.05	$10.44	$10.50

Total Return(3)	(6.91)%	(0.40)%	9.97%	2.48%	7.61%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.70%	0.70%	0.70%	0.70%	0.70%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	2.14%	3.11%	2.53%	3.01%	2.66%(5)
Portfolio Turnover Rate	51%	26%	22%	120%	6%
Net Assets, End of Period (in thousands)	$3,466	$351	$112	$37	$9

(1)	August 31, 2004 (fund inception) through July 31, 2005.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2015 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$11.39	$11.91	$11.09	$10.93	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.26	0.43	0.32	0.37	0.25
Net Realized and Unrealized Gain (Loss)	(1.29)	(0.49)	1.04	0.11	0.86
Total From Investment Operations	(1.03)	(0.06)	1.36	0.48	1.11
Distributions
From Net Investment Income	(0.35)	(0.41)	(0.27)	(0.31)	(0.18)
From Net Realized Gains	(0.14)	(0.05)	(0.27)	(0.01)	—
Total Distributions	(0.49)	(0.46)	(0.54)	(0.32)	(0.18)
Net Asset Value, End of Period	$9.87	$11.39	$11.91	$11.09	$10.93

Total Return(3)	(8.63)%	(0.67)%	12.46%	4.46%	11.17%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.20%	0.20%	0.20%	0.20%	0.20%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	2.78%	3.62%	2.74%	3.27%	2.61%(5)
Portfolio Turnover Rate	28%	20%	18%	123%	2%
Net Assets, End of Period (in thousands)	$217,149	$161,838	$139,725	$89,431	$40,717

(1)	August 31, 2004 (fund inception) through July 31, 2005.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2015 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$11.41	$11.93	$11.10	$10.94	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.24	0.44	0.34	0.33	0.29
Net Realized and Unrealized Gain (Loss)	(1.25)	(0.48)	1.05	0.17	0.84
Total From Investment Operations	(1.01)	(0.04)	1.39	0.50	1.13
Distributions
From Net Investment Income	(0.37)	(0.43)	(0.29)	(0.33)	(0.19)
From Net Realized Gains	(0.14)	(0.05)	(0.27)	(0.01)	—
Total Distributions	(0.51)	(0.48)	(0.56)	(0.34)	(0.19)
Net Asset Value, End of Period	$9.89	$11.41	$11.93	$11.10	$10.94

Total Return(3)	(8.42)%	(0.46)%	12.77%	4.67%	11.32%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.00%	0.00%	0.00%	0.00%	0.00%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	2.98%	3.82%	2.94%	3.47%	2.81%(5)
Portfolio Turnover Rate	28%	20%	18%	123%	2%
Net Assets, End of Period (in thousands)	$59,500	$17,845	$15,736	$10,439	$3,011

(1)	August 31, 2004 (fund inception) through July 31, 2005.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2015 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$11.37	$11.89	$11.07	$10.91	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.25	0.38	0.30	0.31	0.17
Net Realized and Unrealized Gain (Loss)	(1.29)	(0.47)	1.03	0.14	0.91
Total From Investment Operations	(1.04)	(0.09)	1.33	0.45	1.08
Distributions
From Net Investment Income	(0.33)	(0.38)	(0.24)	(0.28)	(0.17)
From Net Realized Gains	(0.14)	(0.05)	(0.27)	(0.01)	—
Total Distributions	(0.47)	(0.43)	(0.51)	(0.29)	(0.17)
Net Asset Value, End of Period	$9.86	$11.37	$11.89	$11.07	$10.91

Total Return(3)	(8.79)%	(0.93)%	12.20%	4.22%	10.88%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.45%	0.45%	0.45%	0.45%	0.45%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	2.53%	3.37%	2.49%	3.02%	2.36%(5)
Portfolio Turnover Rate	28%	20%	18%	123%	2%
Net Assets, End of Period (in thousands)	$40,386	$24,384	$19,270	$9,556	$323

(1)	August 31, 2004 (fund inception) through July 31, 2005.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2015 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$11.36	$11.88	$11.06	$10.90	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.18	0.39	0.25	0.19	0.24
Net Realized and Unrealized Gain (Loss)	(1.25)	(0.51)	1.05	0.23	0.82
Total From Investment Operations	(1.07)	(0.12)	1.30	0.42	1.06
Distributions
From Net Investment Income	(0.31)	(0.35)	(0.21)	(0.25)	(0.16)
From Net Realized Gains	(0.14)	(0.05)	(0.27)	(0.01)	—
Total Distributions	(0.45)	(0.40)	(0.48)	(0.26)	(0.16)
Net Asset Value, End of Period	$9.84	$11.36	$11.88	$11.06	$10.90

Total Return(3)	(9.12)%	(1.19)%	11.92%	4.05%	10.59%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.70%	0.70%	0.70%	0.70%	0.70%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	2.28%	3.12%	2.24%	2.77%	2.11%(5)
Portfolio Turnover Rate	28%	20%	18%	123%	2%
Net Assets, End of Period (in thousands)	$13,316	$4,165	$3,187	$351	$14

(1)	August 31, 2004 (fund inception) through July 31, 2005.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2020 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$9.49	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.13	0.03
Net Realized and Unrealized Gain (Loss)	(1.03)	(0.54)
Total From Investment Operations	(0.90)	(0.51)
Distributions
From Net Investment Income	(0.12)	—
Net Asset Value, End of Period	$8.47	$9.49

Total Return(3)	(9.38)%	(5.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.20%	0.20%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.70%	1.89%(5)
Portfolio Turnover Rate	53%	0%
Net Assets, End of Period (in thousands)	$91,329	$1,073

(1)	May 30, 2008 (fund inception) through July 31, 2008.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2020 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$9.50	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.15	0.04
Net Realized and Unrealized Gain (Loss)	(1.05)	(0.54)
Total From Investment Operations	(0.90)	(0.50)
Distributions
From Net Investment Income	(0.13)	—
Net Asset Value, End of Period	$8.47	$9.50

Total Return(3)	(9.26)%	(5.00)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.00%	0.00%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.90%	2.09%(5)
Portfolio Turnover Rate	53%	0%
Net Assets, End of Period (in thousands)	$21,532	$16

(1)	May 30, 2008 (fund inception) through July 31, 2008.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2020 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$9.49	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.15	0.04
Net Realized and Unrealized Gain (Loss)	(1.08)	(0.55)
Total From Investment Operations	(0.93)	(0.51)
Distributions
From Net Investment Income	(0.11)	—
Net Asset Value, End of Period	$8.45	$9.49

Total Return(3)	(9.72)%	(5.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.45%	0.45%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.45%	1.64%(5)
Portfolio Turnover Rate	53%	0%
Net Assets, End of Period (in thousands)	$3,882	$6

(1)	May 30, 2008 (fund inception) through July 31, 2008.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2020 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$9.49	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.14	0.03
Net Realized and Unrealized Gain (Loss)	(1.10)	(0.54)
Total From Investment Operations	(0.96)	(0.51)
Distributions
From Net Investment Income	(0.09)	—
Net Asset Value, End of Period	$8.44	$9.49

Total Return(3)	(9.96)%	(5.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.70%	0.70%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.20%	1.39%(5)
Portfolio Turnover Rate	53%	0%
Net Assets, End of Period (in thousands)	$3,274	$6

(1)	May 30, 2008 (fund inception) through July 31, 2008.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2025 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$11.63	$12.35	$11.49	$11.21	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.22	0.42	0.28	0.34	0.18
Net Realized and Unrealized Gain (Loss)	(1.63)	(0.69)	1.34	0.27	1.17
Total From Investment Operations	(1.41)	(0.27)	1.62	0.61	1.35
Distributions
From Net Investment Income	(0.30)	(0.40)	(0.24)	(0.31)	(0.14)
From Net Realized Gains	(0.16)	(0.05)	(0.52)	(0.02)	—
Total Distributions	(0.46)	(0.45)	(0.76)	(0.33)	(0.14)
Net Asset Value, End of Period	$9.76	$11.63	$12.35	$11.49	$11.21

Total Return(3)	(11.64)%	(2.39)%	14.45%	5.48%	13.57%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.20%	0.20%	0.20%	0.20%	0.20%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	2.43%	3.40%	2.34%	2.98%	2.08%(5)
Portfolio Turnover Rate	22%	18%	18%	120%	2%
Net Assets, End of Period (in thousands)	$313,816	$215,024	$174,984	$112,202	$53,285

(1)	August 31, 2004 (fund inception) through July 31, 2005.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2025 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$11.64	$12.37	$11.51	$11.23	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.24	0.43	0.31	0.37	0.27
Net Realized and Unrealized Gain (Loss)	(1.63)	(0.69)	1.34	0.26	1.11
Total From Investment Operations	(1.39)	(0.26)	1.65	0.63	1.38
Distributions
From Net Investment Income	(0.32)	(0.42)	(0.27)	(0.33)	(0.15)
From Net Realized Gains	(0.16)	(0.05)	(0.52)	(0.02)	—
Total Distributions	(0.48)	(0.47)	(0.79)	(0.35)	(0.15)
Net Asset Value, End of Period	$9.77	$11.64	$12.37	$11.51	$11.23

Total Return(3)	(11.45)%	(2.27)%	14.67%	5.77%	13.74%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.00%	0.00%	0.00%	0.00%	0.00%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	2.63%	3.60%	2.54%	3.18%	2.28%(5)
Portfolio Turnover Rate	22%	18%	18%	120%	2%
Net Assets, End of Period (in thousands)	$78,031	$44,611	$44,250	$31,399	$21,458

(1)	August 31, 2004 (fund inception) through July 31, 2005.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2025 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$11.61	$12.34	$11.48	$11.19	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.21	0.35	0.26	0.29	0.12
Net Realized and Unrealized Gain (Loss)	(1.64)	(0.66)	1.33	0.30	1.20
Total From Investment Operations	(1.43)	(0.31)	1.59	0.59	1.32
Distributions
From Net Investment Income	(0.28)	(0.37)	(0.21)	(0.28)	(0.13)
From Net Realized Gains	(0.16)	(0.05)	(0.52)	(0.02)	—
Total Distributions	(0.44)	(0.42)	(0.73)	(0.30)	(0.13)
Net Asset Value, End of Period	$9.74	$11.61	$12.34	$11.48	$11.19

Total Return(3)	(11.89)%	(2.73)%	14.17%	5.30%	13.28%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.45%	0.45%	0.45%	0.45%	0.45%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	2.18%	3.15%	2.09%	2.73%	1.83%(5)
Portfolio Turnover Rate	22%	18%	18%	120%	2%
Net Assets, End of Period (in thousands)	$49,723	$28,073	$17,076	$7,404	$388

(1)	August 31, 2004 (fund inception) through July 31, 2005.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2025 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$11.60	$12.32	$11.46	$11.18	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.16	0.36	0.22	0.19	0.15
Net Realized and Unrealized Gain (Loss)	(1.62)	(0.70)	1.34	0.36	1.15
Total From Investment Operations	(1.46)	(0.34)	1.56	0.55	1.30
Distributions
From Net Investment Income	(0.25)	(0.33)	(0.18)	(0.25)	(0.12)
From Net Realized Gains	(0.16)	(0.05)	(0.52)	(0.02)	—
Total Distributions	(0.41)	(0.38)	(0.70)	(0.27)	(0.12)
Net Asset Value, End of Period	$9.73	$11.60	$12.32	$11.46	$11.18

Total Return(3)	(12.12)%	(2.90)%	13.90%	4.95%	13.10%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.70%	0.70%	0.70%	0.70%	0.70%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.93%	2.90%	1.84%	2.48%	1.58%(5)
Portfolio Turnover Rate	22%	18%	18%	120%	2%
Net Assets, End of Period (in thousands)	$16,344	$2,746	$1,378	$545	$65

(1)	August 31, 2004 (fund inception) through July 31, 2005.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2030 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$9.39	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.10	0.02
Net Realized and Unrealized Gain (Loss)	(1.36)	(0.63)
Total From Investment Operations	(1.26)	(0.61)
Distributions
From Net Investment Income	(0.09)	—
Net Asset Value, End of Period	$8.04	$9.39

Total Return(3)	(13.30)%	(6.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.20%	0.20%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.48%	1.49%(5)
Portfolio Turnover Rate	43%	4%
Net Assets, End of Period (in thousands)	$70,382	$626

(1)	May 30, 2008 (fund inception) through July 31, 2008.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2030 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$9.40	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.12	0.04
Net Realized and Unrealized Gain (Loss)	(1.37)	(0.64)
Total From Investment Operations	(1.25)	(0.60)
Distributions
From Net Investment Income	(0.10)	—
Net Asset Value, End of Period	$8.05	$9.40

Total Return(3)	(13.18)%	(6.00)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.00%	0.00%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.68%	1.69%(5)
Portfolio Turnover Rate	43%	4%
Net Assets, End of Period (in thousands)	$17,528	$6

(1)	May 30, 2008 (fund inception) through July 31, 2008.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2030 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$9.39	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.11	0.03
Net Realized and Unrealized Gain (Loss)	(1.39)	(0.64)
Total From Investment Operations	(1.28)	(0.61)
Distributions
From Net Investment Income	(0.08)	—
Net Asset Value, End of Period	$8.03	$9.39

Total Return(3)	(13.53)%	(6.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.45%	0.45%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.23%	1.24%(5)
Portfolio Turnover Rate	43%	4%
Net Assets, End of Period (in thousands)	$3,378	$6

(1)	May 30, 2008 (fund inception) through July 31, 2008.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2030 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$9.39	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.12	0.02
Net Realized and Unrealized Gain (Loss)	(1.42)	(0.63)
Total From Investment Operations	(1.30)	(0.61)
Distributions
From Net Investment Income	(0.07)	—
Net Asset Value, End of Period	$8.02	$9.39

Total Return(3)	(13.76)%	(6.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.70%	0.70%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.98%	0.99%(5)
Portfolio Turnover Rate	43%	4%
Net Assets, End of Period (in thousands)	$3,573	$6

(1)	May 30, 2008 (fund inception) through July 31, 2008.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2035 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$12.10	$13.09	$11.85	$11.43	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.19	0.41	0.24	0.31	0.17
Net Realized and Unrealized Gain (Loss)	(2.13)	(0.95)	1.71	0.42	1.39
Total From Investment Operations	(1.94)	(0.54)	1.95	0.73	1.56
Distributions
From Net Investment Income	(0.24)	(0.40)	(0.19)	(0.30)	(0.13)
From Net Realized Gains	(0.18)	(0.05)	(0.52)	(0.01)	—
Total Distributions	(0.42)	(0.45)	(0.71)	(0.31)	(0.13)
Net Asset Value, End of Period	$9.74	$12.10	$13.09	$11.85	$11.43

Total Return(3)	(15.54)%	(4.33)%	16.86%	6.45%	15.71%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.20%	0.20%	0.20%	0.20%	0.20%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	2.12%	3.19%	1.87%	2.61%	1.62%(5)
Portfolio Turnover Rate	18%	16%	23%	141%	3%
Net Assets, End of Period (in thousands)	$170,455	$128,815	$91,220	$52,206	$21,537

(1)	August 31, 2004 (fund inception) through July 31, 2005.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2035 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$12.12	$13.11	$11.87	$11.45	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.20	0.44	0.26	0.30	0.16
Net Realized and Unrealized Gain (Loss)	(2.12)	(0.95)	1.72	0.45	1.43
Total From Investment Operations	(1.92)	(0.51)	1.98	0.75	1.59
Distributions
From Net Investment Income	(0.26)	(0.43)	(0.22)	(0.32)	(0.14)
From Net Realized Gains	(0.18)	(0.05)	(0.52)	(0.01)	—
Total Distributions	(0.44)	(0.48)	(0.74)	(0.33)	(0.14)
Net Asset Value, End of Period	$9.76	$12.12	$13.11	$11.87	$11.45

Total Return(3)	(15.34)%	(4.13)%	17.07%	6.66%	15.98%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.00%	0.00%	0.00%	0.00%	0.00%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	2.32%	3.39%	2.07%	2.81%	1.82%(5)
Portfolio Turnover Rate	18%	16%	23%	141%	3%
Net Assets, End of Period (in thousands)	$46,544	$24,120	$22,314	$11,104	$3,435

(1)	August 31, 2004 (fund inception) through July 31, 2005.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2035 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$12.09	$13.08	$11.83	$11.42	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.17	0.35	0.21	0.26	0.11
Net Realized and Unrealized Gain (Loss)	(2.13)	(0.92)	1.72	0.43	1.44
Total From Investment Operations	(1.96)	(0.57)	1.93	0.69	1.55
Distributions
From Net Investment Income	(0.22)	(0.37)	(0.16)	(0.27)	(0.13)
From Net Realized Gains	(0.18)	(0.05)	(0.52)	(0.01)	—
Total Distributions	(0.40)	(0.42)	(0.68)	(0.28)	(0.13)
Net Asset Value, End of Period	$9.73	$12.09	$13.08	$11.83	$11.42

Total Return(3)	(15.77)%	(4.58)%	16.67%	6.10%	15.53%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.45%	0.45%	0.45%	0.45%	0.45%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.87%	2.94%	1.62%	2.36%	1.37%(5)
Portfolio Turnover Rate	18%	16%	23%	141%	3%
Net Assets, End of Period (in thousands)	$32,896	$19,145	$13,378	$5,224	$113

(1)	August 31, 2004 (fund inception) through July 31, 2005.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2035 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$12.07	$13.06	$11.82	$11.40	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.14	0.43	0.18	0.16	0.22
Net Realized and Unrealized Gain (Loss)	(2.11)	(1.03)	1.71	0.51	1.30
Total From Investment Operations	(1.97)	(0.60)	1.89	0.67	1.52
Distributions
From Net Investment Income	(0.20)	(0.34)	(0.13)	(0.24)	(0.12)
From Net Realized Gains	(0.18)	(0.05)	(0.52)	(0.01)	—
Total Distributions	(0.38)	(0.39)	(0.65)	(0.25)	(0.12)
Net Asset Value, End of Period	$9.72	$12.07	$13.06	$11.82	$11.40

Total Return(3)	(15.92)%	(4.84)%	16.30%	5.93%	15.24%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.70%	0.70%	0.70%	0.70%	0.70%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.62%	2.69%	1.37%	2.11%	1.12%(5)
Portfolio Turnover Rate	18%	16%	23%	141%	3%
Net Assets, End of Period (in thousands)	$10,785	$2,178	$975	$296	$6

(1)	August 31, 2004 (fund inception) through July 31, 2005.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2040 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$9.29	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.09	0.01
Net Realized and Unrealized Gain (Loss)	(1.54)	(0.72)
Total From Investment Operations	(1.45)	(0.71)
Distributions
From Net Investment Income	(0.09)	—
Net Asset Value, End of Period	$7.75	$9.29

Total Return(3)	(15.53)%	(7.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.20%	0.20%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.38%	1.10%(5)
Portfolio Turnover Rate	25%	3%
Net Assets, End of Period (in thousands)	$24,386	$831

(1)	May 30, 2008 (fund inception) through July 31, 2008.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2040 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$9.29	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.11	0.03
Net Realized and Unrealized Gain (Loss)	(1.56)	(0.74)
Total From Investment Operations	(1.45)	(0.71)
Distributions
From Net Investment Income	(0.09)	—
Net Asset Value, End of Period	$7.75	$9.29

Total Return(3)	(15.43)%	(7.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.00%	0.00%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.58%	1.30%(5)
Portfolio Turnover Rate	25%	3%
Net Assets, End of Period (in thousands)	$9,846	$6

(1)	May 30, 2008 (fund inception) through July 31, 2008.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2040 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$9.29	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.09	0.02
Net Realized and Unrealized Gain (Loss)	(1.57)	(0.73)
Total From Investment Operations	(1.48)	(0.71)
Distributions
From Net Investment Income	(0.08)	—
Net Asset Value, End of Period	$7.73	$9.29

Total Return(3)	(15.87)%	(7.10)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.45%	0.45%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.13%	0.85%(5)
Portfolio Turnover Rate	25%	3%
Net Assets, End of Period (in thousands)	$1,551	$6

(1)	May 30, 2008 (fund inception) through July 31, 2008.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2040 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$9.28	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.10	0.02
Net Realized and Unrealized Gain (Loss)	(1.59)	(0.74)
Total From Investment Operations	(1.49)	(0.72)
Distributions
From Net Investment Income	(0.07)	—
Net Asset Value, End of Period	$7.72	$9.28

Total Return(3)	(16.01)%	(7.20)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.70%	0.70%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.88%	0.60%(5)
Portfolio Turnover Rate	25%	3%
Net Assets, End of Period (in thousands)	$2,347	$6

(1)	May 30, 2008 (fund inception) through July 31, 2008.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2045 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$12.24	$13.40	$11.96	$11.54	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.18	0.42	0.22	0.31	0.12
Net Realized and Unrealized Gain (Loss)	(2.41)	(1.12)	1.92	0.46	1.56
Total From Investment Operations	(2.23)	(0.70)	2.14	0.77	1.68
Distributions
From Net Investment Income	(0.22)	(0.41)	(0.17)	(0.32)	(0.14)
From Net Realized Gains	(0.20)	(0.05)	(0.53)	(0.03)	—
Total Distributions	(0.42)	(0.46)	(0.70)	(0.35)	(0.14)
Net Asset Value, End of Period	$9.59	$12.24	$13.40	$11.96	$11.54

Total Return(3)	(17.74)%	(5.53)%	18.23%	6.76%	16.86%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.20%	0.20%	0.20%	0.20%	0.20%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.99%	3.19%	1.62%	2.62%	1.83%(5)
Portfolio Turnover Rate	18%	18%	25%	137%	17%
Net Assets, End of Period (in thousands)	$85,095	$72,649	$48,229	$22,437	$7,465

(1)	August 31, 2004 (fund inception) through July 31, 2005.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2045 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$12.25	$13.42	$11.98	$11.56	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.20	0.44	0.23	0.35	0.25
Net Realized and Unrealized Gain (Loss)	(2.41)	(1.12)	1.93	0.44	1.45
Total From Investment Operations	(2.21)	(0.68)	2.16	0.79	1.70
Distributions
From Net Investment Income	(0.24)	(0.44)	(0.19)	(0.34)	(0.14)
From Net Realized Gains	(0.20)	(0.05)	(0.53)	(0.03)	—
Total Distributions	(0.44)	(0.49)	(0.72)	(0.37)	(0.14)
Net Asset Value, End of Period	$9.60	$12.25	$13.42	$11.98	$11.56

Total Return(3)	(17.56)%	(5.40)%	18.44%	6.96%	17.11%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.00%	0.00%	0.00%	0.00%	0.00%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	2.19%	3.39%	1.82%	2.82%	2.03%(5)
Portfolio Turnover Rate	18%	18%	25%	137%	17%
Net Assets, End of Period (in thousands)	$34,639	$31,054	$28,483	$13,397	$7,181

(1)	August 31, 2004 (fund inception) through July 31, 2005.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2045 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$12.22	$13.38	$11.94	$11.53	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.15	0.39	0.18	0.20	0.07
Net Realized and Unrealized Gain (Loss)	(2.40)	(1.13)	1.92	0.53	1.59
Total From Investment Operations	(2.25)	(0.74)	2.10	0.73	1.66
Distributions
From Net Investment Income	(0.20)	(0.37)	(0.13)	(0.29)	(0.13)
From Net Realized Gains	(0.20)	(0.05)	(0.53)	(0.03)	—
Total Distributions	(0.40)	(0.42)	(0.66)	(0.32)	(0.13)
Net Asset Value, End of Period	$9.57	$12.22	$13.38	$11.94	$11.53

Total Return(3)	(17.98)%	(5.78)%	17.96%	6.51%	16.57%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.45%	0.45%	0.45%	0.45%	0.45%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.74%	2.94%	1.37%	2.37%	1.58%(5)
Portfolio Turnover Rate	18%	18%	25%	137%	17%
Net Assets, End of Period (in thousands)	$17,537	$11,411	$9,091	$4,177	$380

(1)	August 31, 2004 (fund inception) through July 31, 2005.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2045 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$12.21	$13.36	$11.93	$11.51	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.11	0.38	0.12	0.12	0.18
Net Realized and Unrealized Gain (Loss)	(2.38)	(1.14)	1.94	0.59	1.45
Total From Investment Operations	(2.27)	(0.76)	2.06	0.71	1.63
Distributions
From Net Investment Income	(0.18)	(0.34)	(0.10)	(0.26)	(0.12)
From Net Realized Gains	(0.20)	(0.05)	(0.53)	(0.03)	—
Total Distributions	(0.38)	(0.39)	(0.63)	(0.29)	(0.12)
Net Asset Value, End of Period	$9.56	$12.21	$13.36	$11.93	$11.51

Total Return(3)	(18.20)%	(5.96)%	17.58%	6.24%	16.38%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.70%	0.70%	0.70%	0.70%	0.70%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.49%	2.69%	1.12%	2.12%	1.33%(5)
Portfolio Turnover Rate	18%	18%	25%	137%	17%
Net Assets, End of Period (in thousands)	$4,966	$1,403	$753	$165	$6

(1)	August 31, 2004 (fund inception) through July 31, 2005.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2050 Portfolio

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$9.23	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.10	0.02
Net Realized and Unrealized Gain (Loss)	(1.80)	(0.79)
Total From Investment Operations	(1.70)	(0.77)
Distributions
From Net Investment Income	(0.07)	—
Net Asset Value, End of Period	$7.46	$9.23

Total Return(3)	(18.30)%	(7.70)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.20%	0.20%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.57%	1.16%(5)
Portfolio Turnover Rate	26%	3%
Net Assets, End of Period (in thousands)	$3,454	$464

(1)	May 30, 2008 (fund inception) through July 31, 2008.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2050 Portfolio

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$9.23	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.12	0.03
Net Realized and Unrealized Gain (Loss)	(1.80)	(0.80)
Total From Investment Operations	(1.68)	(0.77)
Distributions
From Net Investment Income	(0.08)	—
Net Asset Value, End of Period	$7.47	$9.23

Total Return(3)	(18.09)%	(7.70)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.00%	0.00%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.77%	1.36%(5)
Portfolio Turnover Rate	26%	3%
Net Assets, End of Period (in thousands)	$3,179	$6

(1)	May 30, 2008 (fund inception) through July 31, 2008.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2050 Portfolio

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$9.23	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.07	0.02
Net Realized and Unrealized Gain (Loss)	(1.79)	(0.79)
Total From Investment Operations	(1.72)	(0.77)
Distributions
From Net Investment Income	(0.06)	—
Net Asset Value, End of Period	$7.45	$9.23

Total Return(3)	(18.52)%	(7.70)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.45%	0.45%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.32%	0.91%(5)
Portfolio Turnover Rate	26%	3%
Net Assets, End of Period (in thousands)	$336	$6

(1)	May 30, 2008 (fund inception) through July 31, 2008.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

LIVESTRONG 2050 Portfolio

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008(1)
Per-Share Data
Net Asset Value, Beginning of Period	$9.22	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.08	0.02
Net Realized and Unrealized Gain (Loss)	(1.81)	(0.80)
Total From Investment Operations	(1.73)	(0.78)
Distributions
From Net Investment Income	(0.05)	—
Net Asset Value, End of Period	$7.44	$9.22

Total Return(3)	(18.66)%	(7.80)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets(4)	0.70%	0.70%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.07%	0.66%(5)
Portfolio Turnover Rate	26%	3%
Net Assets, End of Period (in thousands)	$186	$6

(1)	May 30, 2008 (fund inception) through July 31, 2008.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.
(5)	Annualized.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders, American Century Asset Allocation Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2035 Portfolio and LIVESTRONG 2045 Portfolio, five of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Corporation”), as of July 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period August 31, 2004 (inception of the portfolios) through July 31, 2005. We have also audited the accompanying statements of assets and liabilities, including the schedules of investments, of LIVESTRONG 2020 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2040 Portfolio and LIVESTRONG 2050 Portfolio, four of the portfolios constituting the Corporation, as of July 31, 2009, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period May 30, 2008 (inception of the portfolios) through July 31, 2008. These financial statements and financial highlights are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Corporation is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2020 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2035 Portfolio, LIVESTRONG 2040 Portfolio, LIVESTRONG 2045 Portfolio and LIVESTRONG 2050 Portfolio of American Century Asset Allocation Portfolios, Inc. as of July 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the periods presented, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
September 28, 2009

Management

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is 72. Those listed as interested directors are “interested” primarily by virtue of their engagement as directors and/or officers of, or ownership interest in, American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds’ investment advisor, American Century Investment Management, Inc. (ACIM); the funds’ principal underwriter, American Century Investment Services, Inc. (ACIS); and the funds’ transfer agent, American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS. The directors serve in this capacity for seven registered investment companies in the American Century Investments family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 registered investment companies in the American Century Investments family of funds advised by ACIM or American Century Global Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

Interested Directors
James E. Stowers, Jr., 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1924
Position(s) Held with Funds: Director (since 1958) and Vice Chairman (since 2007)
Principal Occupation(s) During Past 5 Years: Founder, Co-Chairman, Director and Controlling
Shareholder, ACC; Co-Vice Chairman, ACC (January 2005 to February 2007);
Chairman, ACC (January 1995 to December 2004); Director, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries
Number of Portfolios in Fund Complex Overseen by Director: 63
Other Directorships Held by Director: None

Jonathan S. Thomas, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1963
Position(s) Held with Funds: Director (since 2007) and President (since 2007)
Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, ACC
(March 2007 to present); Chief Administrative Officer, ACC (February 2006 to
February 2007); Executive Vice President, ACC (November 2005 to February 2007).
Also serves as: President, Chief Executive Officer and Director, ACS; Executive
Vice President, ACIM and ACGIM; Director, ACIM, ACGIM, ACIS and other ACC subsidiaries. Managing Director, Morgan Stanley (March 2000 to November 2005)
Number of Portfolios in Fund Complex Overseen by Director: 103
Other Directorships Held by Director: None

Independent Directors
Thomas A. Brown, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1940
Position(s) Held with Funds: Director (since 1980)
Principal Occupation(s) During Past 5 Years: Managing Member, Associated Investments, LLC
(real estate investment company); Managing Member, Brown Cascade Properties,
LLC (real estate investment company); Retired, Area Vice President, Applied
Industrial Technologies (bearings and power transmission company)
Number of Portfolios in Fund Complex Overseen by Director: 63
Other Directorships Held by Director: None

Andrea C. Hall, Ph.D., 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1945
Position(s) Held with Funds: Director (since 1997)
Principal Occupation(s) During Past 5 Years: Retired, Advisor to the President, Midwest
Research Institute (not-for-profit, contract research organization)
Number of Portfolios in Fund Complex Overseen by Director: 63
Other Directorships Held by Director: None

James A. Olson, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1942
Position(s) Held with Funds: Director (since 2007)
Principal Occupation(s) During Past 5 Years: Member, Plaza Belmont LLC (private equity fund manager); Chief Financial Officer, Plaza Belmont LLC (September 1999 to
September 2006)
Number of Portfolios in Fund Complex Overseen by Director: 63
Other Directorships Held by Director: Saia, Inc. and Entertainment Properties Trust

Donald H. Pratt, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1937
Position(s) Held with Funds: Director (since 1995) and Chairman of the Board (since 2005)
Principal Occupation(s) During Past 5 Years: Chairman and Chief Executive Officer, Western
Investments, Inc. (real estate company); Retired Chairman of the Board, Butler
Manufacturing Company (metal buildings producer)
Number of Portfolios in Fund Complex Overseen by Director: 63
Other Directorships Held by Director: None

Gale E. Sayers, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1943
Position(s) Held with Funds: Director (since 2000)
Principal Occupation(s) During Past 5 Years: President, Chief Executive Officer and Founder,
Sayers40, Inc. (technology products and services provider)
Number of Portfolios in Fund Complex Overseen by Director: 63
Other Directorships Held by Director: None

M. Jeannine Strandjord, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1945
Position(s) Held with Funds: Director (since 1994)
Principal Occupation(s) During Past 5 Years: Retired, formerly Senior Vice President, Sprint
Corporation (telecommunications company)
Number of Portfolios in Fund Complex Overseen by Director: 63
Other Directorships Held by Director: DST Systems, Inc.; Euronet Worldwide, Inc. and
Charming Shoppes, Inc.

John R. Whitten, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1946
Position(s) Held with Funds: Director (since 2008)
Principal Occupation(s) During Past 5 Years: Project Consultant, Celanese Corp. (industrial chemical company) (September 2004 to January 2005)
Number of Portfolios in Fund Complex Overseen by Director: 63
Other Directorships Held by Director: Rudolph Technologies, Inc.

Officers
Barry Fink, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1955
Position(s) Held with Funds: Executive Vice President (since 2007)
Principal Occupation(s) During Past 5 Years: Chief Operating Officer and Executive Vice
President, ACC (September 2007 to present); President, ACS (October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007); Global General
Counsel, Morgan Stanley (2000 to 2006). Also serves as: Director, ACC, ACS, ACIS and other ACC subsidiaries

Maryanne Roepke, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1956
Position(s) Held with Funds: Chief Compliance Officer (since 2006) and Senior Vice
President (since 2000)
Principal Occupation(s) During Past 5 Years: Chief Compliance Officer, ACIM, ACGIM
and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to
August 2006); and Treasurer and Chief Financial Officer, various American
Century Investments funds (July 2000 to August 2006). Also serves as: Senior Vice
President, ACS

Charles A. Etherington, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1957
Position(s) Held with Funds: General Counsel (since 2007) and Senior Vice President
(since 2006)
Principal Occupation(s) During Past 5 Years: Attorney, ACC (February 1994 to present); Vice
President, ACC (November 2005 to present); General Counsel, ACC (March 2007 to present). Also serves as: General Counsel, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; and Senior Vice President, ACIM, ACGIM and ACS

Robert Leach, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1966
Position(s) Held with Funds: Vice President, Treasurer and Chief Financial Officer
(all since 2006)
Principal Occupation(s) During Past 5 Years: Vice President, ACS (February 2000 to present);
and Controller, various American Century Investments funds (1997 to September 2006)

Jon Zindel, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1967
Position(s) Held with Funds: Tax Officer (since 1998)
Principal Occupation(s) During Past 5 Years: Chief Financial Officer and Chief Accounting
Officer, ACC (March 2007 to present); Vice President, ACC (October 2001 to present); Vice President, certain ACC subsidiaries (October 2001 to August 2006);
Vice President, Corporate Tax, ACS (April 1998 to August 2006). Also serves as:
Chief Financial Officer, Chief Accounting Officer and Senior Vice President, ACIM,
ACGIM, ACS and other ACC subsidiaries; and Chief Accounting Officer and Senior
Vice President, ACIS

David H. Reinmiller, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1963
Position(s) Held with Funds: Vice President (since September 2000)
Principal Occupation(s) During Past 5 Years: Attorney, ACC (January 1994 to present);
Associate General Counsel, ACC (January 2001 to present); Chief Compliance
Officer, American Century Investments funds, ACIM and ACGIM (January 2001 to
February 2005). Also serves as: Associate General Counsel, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries; and Vice President, ACIM, ACGIM and ACS

Ward Stauffer, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1960
Position(s) Held with Funds: Secretary (since February 2005)
Principal Occupation(s) During Past 5 Years: Attorney, ACC (June 2003 to present)

The SAI has additional information about the funds’ directors and is available without charge, upon request, by calling 1-800-345-2021.

Approval of Management Agreements

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund’s independent directors (the “Directors”) each year. At American Century Investments, this process is referred to as the “15(c) Process.” As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board’s approval or renewal of any advisory agreements within the fund’s most recently completed fiscal half-year period.

Annual Contract Review Process

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the “15(c) Providers”) concerning LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG

2020 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2035 Portfolio, LIVESTRONG 2040 Portfolio, LIVESTRONG 2045 Portfolio and LIVESTRONG 2050 Portfolio (the “Funds”) and the services provided to the Funds under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

• the nature, extent and quality of investment management, shareholder services and other services provided to the Funds;

• the wide range of programs and services the advisor provides to the Funds and their shareholders on a routine and non-routine basis;

• the compliance policies, procedures, and regulatory experience of the advisor;

• data comparing the cost of owning the Funds to the cost of owning a similar fund;

• data comparing the Funds’ performance to appropriate benchmarks and/ or a peer group of other mutual funds with similar investment objectives and strategies;

• financial data showing the profitability of the Funds to the advisor and the overall profitability of the advisor;

• data comparing services provided and charges to other investment management clients of the advisor; and

• consideration of collateral benefits derived by the advisor from the management of the Funds and any potential economies of scale relating thereto.

In keeping with its practice, the Funds’ board of directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the advisor, the 15(c) Providers, and the board’s independent counsel, and evaluated such information for each fund for which the board has responsibility. In connection with their review of the Funds, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement under the terms ultimately determined by the board to be appropriate, the Directors’ decision was based on the following factors.

Nature, Extent and Quality of Services — Generally. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the Funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

• Fund construction and design

• portfolio security selection

• initial capitalization/funding

• securities trading

• Fund administration

• custody of Fund assets

• daily valuation of each Fund’s portfolio

• shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

• legal services

• regulatory and portfolio compliance

• financial reporting

• marketing and distribution

The Directors noted that many of the services provided by the advisor have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. They discussed with the advisor the challenges presented by these changes and the impact on the Funds. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the board expects the advisor to manage the Funds in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the Funds, together with comparative information for appropriate benchmarks and/or peer groups of funds managed similarly to the Funds. The Directors also review detailed performance information during the 15(c) Process comparing each Fund’s performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The performance of each of LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2035 Portfolio and LIVESTRONG 2045 Portfolio was above the median of its respective peer group for both the one- and three-year periods. LIVESTRONG 2020 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2040 Portfolio and LIVESTRONG 2050 Portfolio had less than one-year performance history.

Shareholder and Other Services. The advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

Costs of Services Provided and Profitability. The advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing the Funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board concluded that the advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Directors generally consider the advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Directors review information provided by the advisor regarding the possible existence of economies of scale in connection with the management of the Funds. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The analysis of economies of scale is further complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the Funds specifically, the expenses incurred by the advisor in providing various functions to the Funds, and the fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as each Fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The Funds invest their non-cash assets entirely in other American Century Investments funds. The Funds do not pay an investment advisor fee to the advisor. Rather each fund indirectly bears its pro rata share of the expenses incurred by the underlying funds and the Investor, Advisor and R Classes pay the advisor a 0.20% administrative fee. Each of the underlying Funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of each Fund’s independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, record-keeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors’ analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing each Fund’s total expense ratio to the total expense ratio of other funds in the Fund’s peer group and performing a regression analysis to evaluate the effect of fee breakpoints as assets under management increase. The total expenses paid by shareholders of LIVESTRONG 2020 Portfolio, LIVESTRONG 2025 Portfolio, LIVESTRONG 2030 Portfolio, LIVESTRONG 2035 Portfolio and LIVESTRONG 2040 Portfolio were at or below the median of the total expense ratios of their respective peer groups. The total expenses paid by shareholders of LIVESTRONG Income Portfolio, LIVESTRONG 2015 Portfolio and LIVESTRONG 2045 Portfolio were above the median of the total expense ratios of their respective peer groups. In addition, the Directors also reviewed updated fee level data provided by the advisor, but recognized that comparative data was particularly difficult to evaluate given the significant market developments during the past year. The board concluded that the total expenses paid by each Fund were reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Directors analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Collateral Benefits Derived by the Advisor. The Directors considered the existence of collateral benefits the advisor may receive as a result of its relationship with the Funds. They concluded that the advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the Funds to determine breakpoints in each Fund’s fee schedule, provided they are managed using the same investment team and strategy.

Conclusions of the Directors

As a result of this process, the board, including all of the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between each Fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Citigroup Non-US World Government Bond Index is based on the Citigroup World Bond Index, and excludes issues denominated in U.S. dollars. The index measures the total return of government securities in major sectors of the international bond market.

The Citigroup US Broad Investment-Grade (BIG) Bond Index is a market-capitalization-weighted index that includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

The Citigroup US Treasury 10-Year Benchmark (On-the-Run) Index measures total returns for the current 10-year on-the-run Treasuries that have been in existence for the entire month.

The Citigroup US Treasury Bill Three-Month Index measures monthly return equivalents of yield averages that are not marked to market. The Treasury Bill Three-Month Index is an average of the last three three-month Treasury bill month-end rates.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE (Europe, Australasia, Far East) Index is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM (Emerging Markets) Index represents the performance of stocks in global emerging market countries.

The Russell 1000® Index is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 2000® Index is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell Midcap® Index measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

Notes

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Asset Allocation Portfolios, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0909
CL-ANN-66295N

Annual Report
July 31, 2009

American Century Investments

One Choice Portfolio®: Very Conservative

One Choice Portfolio®: Conservative

One Choice Portfolio®: Moderate

One Choice Portfolio®: Aggressive

One Choice Portfolio®: Very Aggressive

President’s Letter

Dear Investor:

Thank you for investing with us during the financial reporting period ended July 31, 2009. We appreciate your trust in American Century Investments® during these challenging times.

The U.S. economy continued to struggle at the close of the reporting period, part of the lingering fallout from the subprime-initiated credit and financial crises and global recession that shook the capital markets during the past two years. The recession has affected everyone—from first-time individual investors to hundred-year-old financial institutions.

However, as we mark the second anniversary of the start of the subprime mortgage meltdown, the worst of the economic and financial market obstacles appear to be behind us. The rate of U.S. economic decline has slowed, as have the drop-offs in housing prices and jobs. Risk appetites returned to the markets in recent months, evidenced by the strong stock rebound since early March.

Risk was a predominant theme during the reporting period, as the investment pendulum swung from risk avoidance to risk acceptance. We believe, however, that caution and risk management are still advisable. We don’t think we’re out of the economic woods yet, not with mortgage and corporate default rates on the rise, housing prices continuing to decline in some regions, and job losses still mounting.

Effective risk management requires a commitment to disciplined investment approaches that balance risk and reward, with the goal of setting and maintaining risk levels that are appropriate for portfolio objectives. At American Century Investments, we’ve stayed true to the principles that have guided us for over 50 years, including our commitment to delivering superior investment performance and helping investors reach their financial goals. Risk management is part of that commitment—we offer portfolios that can help diversify and stabilize investment returns.

The coming months will likely present additional challenges, but I’m certain that we have the investment professionals and processes in place to provide competitive and compelling long-term results for you. Thank you for your continued confidence in us.

Sincerely,

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

I am Don Pratt, an independent director and chairman of the mutual fund board responsible for the U.S. Growth Equity, U.S. Value Equity, Global and Non-U.S. Equity and Asset Allocation funds managed by American Century Investments. The board consists of seven independent directors and two directors who are affiliated with the investment advisor.

As one of your independent shareholder representatives on the fund board, I plan to write you from time to time with updates on board activities and news about your funds. My co-independent directors and I are committed to putting your interests first. We work closely with American Century Investments on maintaining strong fund performance, providing quality service to shareholders at competitive fees and ensuring ethical business practices and compliance with all applicable fund regulations.

Last year, the board welcomed its newest independent director, John R. Whitten He is a great addition to an experienced board where, collectively, the independent directors have served the funds for more than 76 years. This continuity served shareholders well as the investment advisor initiated a successful management transition, creating a strong senior leadership team consisting of well-tenured company executives and experienced industry veterans. Under the leadership of President and Chief Executive Officer Jonathan Thomas and Chief Investment Officer Enrique Chang, the firm has made the achievement of superior investment performance its primary focus and the key driver of its success going forward. This focus helped the company generate strong relative performance against the backdrop of 2008’s unprecedented market volatility.

As investors in the American Century funds, my fellow directors and I share your investing experience. We know firsthand how decisions made at the board level affect all shareholders. To further guide our efforts on your behalf, I invite you to send me your comments, questions or suggestions by email to dhpratt@fundboardchair.com. Thank you for allowing me to serve as your advocate on our board.

Table of Contents

One Choice Portfolios

Performance	2
Portfolio Commentary	7
Underlying Fund Allocations.	7
Market Index Total Returns	8

Shareholder Fee Examples	12

Financial Statements

Schedule of Investments	14
Statement of Assets and Liabilities	17
Statement of Operations	19
Statement of Changes in Net Assets	21
Notes to Financial Statements	24
Financial Highlights	35
Report of Independent Registered Public Accounting Firm	40

Other Information

Management	41
Approval of Management Agreements	45
Additional Information	50
Index Definitions	51

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

One Choice Portfolios

Total Returns as of July 31, 2009
		Average Annual
		Returns
		Since	Inception
	1 year	Inception	Date
One Choice Portfolio:
Very Conservative — Investor Class	-0.87%	3.68%	9/30/04
One Choice Portfolio:
Conservative — Investor Class	-6.05%	3.36%	9/30/04
One Choice Portfolio:
Moderate — Investor Class	-11.94%	3.37%	9/30/04
One Choice Portfolio:
Aggressive — Investor Class	-17.28%	3.04%	9/30/04
One Choice Portfolio:
Very Aggressive — Investor Class	-22.35%	2.28%	9/30/04
Russell 3000 Index(1)	-20.21%	0.03%	—
Citigroup US Broad Investment-Grade Bond Index	8.63%	5.16%	—

(1)	Data provided by Lipper Inc. – A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Citigroup US Broad Investment-Grade Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of July 31, 2009.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

2

One Choice Portfolios

*From 9/30/04, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

3

One Choice Portfolios

*From 9/30/04, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

4

One Choice Portfolios

*From 9/30/04, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

5

One Choice Portfolios

One-Year Returns Over Life of Class
Periods ended July 31
	2005*	2006	2007	2008	2009
One Choice Portfolio:
Very Conservative — Investor Class	5.43%	3.27%	7.23%	2.91%	-0.87%
One Choice Portfolio:
Conservative — Investor Class	8.08%	4.45%	10.41%	0.18%	-6.05%
One Choice Portfolio:
Moderate — Investor Class	11.71%	6.68%	14.56%	-2.37%	-11.94%
One Choice Portfolio:
Aggressive — Investor Class	13.61%	7.84%	18.78%	-3.97%	-17.28%
One Choice Portfolio:
Very Aggressive — Investor Class	15.81%	9.00%	21.87%	-6.63%	-22.35%
Russell 3000 Index	14.67%	5.14%	16.08%	-10.32%	-20.21%
Citigroup US Broad Investment-Grade
Bond Index	2.72%	1.47%	5.55%	6.72%	8.63%
*From 9/30/04, the Investor Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
One Choice Portfolio: Very Conservative — Investor Class			0.69%
One Choice Portfolio: Conservative — Investor Class			0.77%
One Choice Portfolio: Moderate — Investor Class			0.86%
One Choice Portfolio: Aggressive — Investor Class			0.94%
One Choice Portfolio: Very Aggressive — Investor Class			1.00%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. As interest rates rise, bond values will decline.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

6

Portfolio Commentary

One Choice Portfolios

Portfolio Managers: Enrique Chang, Scott Wittman, and Irina Torelli

Portfolio manager Jeff Tyler, who has managed the One Choice Portfolios since their inception in 2004, left the management team on June 30, 2009, and retired after a distinguished 28-year investment career. To replace Mr. Tyler, Scott Wittman joined the portfolio management team in June 2009. Mr. Wittman came to American Century Investments from Munder Capital Management, and he brings 25 years of industry experience and expertise across a diverse array of asset classes. In addition, chief investment officer Enrique Chang joined the management team in January 2009.

Performance Summary

Each of the five One Choice Portfolios declined for the fiscal year ended July 31, 2009, with returns ranging from –0.87% for the One Choice Portfolio: Very Conservative to –22.35% for the One Choice Portfolio: Very Aggressive (see pages 2–6 for more detailed performance information). The negative returns resulted primarily from a sharp decline in the global equity markets; in contrast, bonds delivered solidly positive returns for the 12-month period.

Because of the Portfolios’ strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

Underlying Fund Allocations as a % of net assets as of July 31, 2009(1)
	Very				Very
	Conservative Conservative		Moderate	Aggressive	Aggressive
Equity
Equity Growth Fund	4.7%	8.8%	15.8%	14.2%	17.3%
Growth Fund	3.2%	5.5%	8.7%	15.2%	18.4%
Large Company Value Fund	7.7%	10.7%	9.0%	7.9%	9.8%
Real Estate Fund	2.0%	2.0%	2.0%	2.0%	1.9%
Small Company Fund	1.1%	1.6%	2.1%	2.3%	2.6%
Value Fund	5.0%	6.7%	5.1%	4.3%	5.5%
Vista Fund	1.5%	4.0%	7.0%	13.3%	16.2%
Emerging Markets Fund	—	—	4.2%	6.8%	7.7%
International Growth Fund	—	6.3%	10.4%	12.9%	15.9%
Total Equity	25.2%	45.6%	64.3%	78.9%	95.3%
Fixed Income
Diversified Bond Fund	32.6%	30.2%	20.2%	12.4%	3.8%
High-Yield Fund	—	—	2.0%	4.0%	—
Inflation-Adjusted Bond Fund	9.9%	8.8%	5.8%	3.8%	—
International Bond Fund	10.1%	7.9%	2.9%	—	—
Total Fixed Income	52.6%	46.9%	30.9%	20.2%	3.8%
Prime Money Market Fund	22.2%	7.5%	4.8%	0.9%	0.9%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Underlying fund investments represent Investor Class.
(2)	Category is less than 0.05% of total net assets.

7

One Choice Portfolios

Stock Market Review

U.S. stocks fell substantially during the 12-month period in an environment of extreme volatility and dramatic shifts in market sentiment. The major stock indices remained on a downward trajectory for much of the period as a deepening economic downturn, a worsening credit crunch, and a near collapse in the financial sector weighed on investor confidence.

The U.S. economy, already in recession since the end of 2007, contracted in the last two quarters of 2008 and the first two quarters of 2009. The slumping economy was characterized by substantial job losses (leading to the highest unemployment rate since 1983), a drop-off in consumer spending, and further deterioration in the housing market. At the same time, a lack of liquidity in the credit markets put enormous pressure on the balance sheets and profitability of financial companies worldwide. After a series of bankruptcies and takeovers swept through the financial sector in late 2008, the federal government moved swiftly to provide financial assistance and other support to prevent a full-scale breakdown in the financial system.

The economic and financial difficulties led to a steep market decline throughout the last half of 2008 and into early 2009. From the beginning of the reporting period through March 9, 2009, the broad stock indices plummeted by more than 45%.

Market conditions changed dramatically in the last few months of the period. The stock market hit a multi-year low on March 9 and then staged a powerful rally as signs of economic stabilization generated optimism about a possible recovery. Investors also grew more confident about the federal government’s actions to stimulate economic activity and restore liquidity in the credit markets.

Market Index Total Returns
For the 12 months ended July 31, 2009
U.S. Stocks
Russell 1000 Index (Large-Cap)	–20.17%
Russell Midcap Index	–22.22%
Russell 2000 Index (Small-Cap)	–20.72%
International Stocks
MSCI EAFE (Europe, Australasia, Far East) Index	–22.60%
MSCI EM (Emerging Markets) Index	–16.84%
U.S. Fixed Income
Citigroup US Broad Investment-Grade Bond Index	8.63%
Citigroup US Treasury 10-Year Benchmark (On-the-Run) Index	7.49%
Citigroup US Treasury Bill Three-Month Index	0.65%
International Bonds
Citigroup Non-US World Government Bond Index	5.61%

8

One Choice Portfolios

Despite a rebound of nearly 50% from March 9 through the end of July, the broad equity indices declined by more than 20% overall for the 12-month period (see the table on page 8). Performance was similar across all market capitalizations, but growth and value stocks were mixed—value outperformed among large-cap shares, growth won out among mid-cap issues, and growth and value returns were virtually identical in the small-cap segment of the market.

The 12-month period marked the first time since World War II that the U.S., Europe, and Japan were all in recession simultaneously. As a result, equity markets outside the U.S. followed the same path as the domestic stock market, though they experienced even greater volatility. Emerging markets were especially turbulent, plummeting in the first half of the period before surging back by more than 60% in the last six months. Among developed markets, Japan and its neighbors along the Pacific Rim posted the best returns, while European bourses lagged.

Bond Market Review

The U.S. bond market advanced steadily for the 12-month period, although market leadership changed abruptly. The deepening economic downturn, financial sector turmoil, and slumping stock market in the last half of 2008 and early 2009 led investors to seek out the safety of high-quality bonds, boosting Treasury securities at the expense of corporate bonds. However, as early signs of stabilization in the economy emerged, corporate securities led the bond market higher, while Treasury bonds tumbled as the government increased issuance to finance its fiscal stimulus efforts.

Overall, however, mortgage-backed securities generated the best returns for the 12-month period. Their outperformance was driven in part by the Federal Reserve’s purchases of mortgage-backed securities, particularly those issued by government agencies, to help keep mortgage rates low and boost the housing market. Corporate bonds were also strong performers, rebounding sharply after sizable declines in 2008, while Treasury securities lagged.

Foreign bonds also gained ground during the reporting period, largely because of a decline in the U.S. dollar versus many of the world’s major currencies in the last half of the period. The weaker dollar reflected relatively low U.S. interest rates and an increase in the government’s debt load, as well as a trend toward currency depreciation in countries where central banks were acting aggressively to arrest the economic downturn. The dollar’s decline enhanced foreign bond returns for U.S. investors.

9

One Choice Portfolios

Portfolio Performance

Each One Choice Portfolio is a “fund of funds” that invests in other Amer-ican Century Investments mutual funds to achieve its investment objective and target asset allocation. (See page 7 for the specific underlying fund allocations for each One Choice Portfolio.)

Within the Portfolios, every stock fund posted a negative return for the 12-month period. The worst performers included Real Estate, which tumbled by 45% as the commercial real estate market slumped, and Vista, the Portfolios’ mid-cap component. Small-cap holding Small Company and the two international components, International Growth and Emerging Markets, also fell by 25% or more for the reporting period. The best performers within the Portfolios’ equity holdings were Value, a multi-cap value fund, and Growth, a large-cap growth fund.

Diversified Bond, the primary fixed-income holding in the Portfolios, was the best-performing fund, reflecting the broad advance in the domestic bond market. Two other bond components, High-Yield and International Bond, also advanced modestly during the reporting period.

Portfolio Strategy

Each Portfolio has a “neutral” asset mix (the target allocations for stocks, bonds, and cash) that remains fixed over time. Effective June 1, the neutral asset mixes of all One Choice Portfolios were changed slightly. In each case, the percentage devoted to bonds increased by 1% or 2%, while the allocation to cash-equivalent investments decreased by 1% or 2%. We believe these changes will help the Portfolios better meet their investment objectives.

Our management approach involves making modest tactical adjustments to each Portfolio’s actual asset mix to add value and improve the Portfolios’ ability to meet their investment objectives. Over the last 12 months, we maintained a defensive position for the Portfolios, with a slight overweight position in bonds and a corresponding underweight position in stocks. This proved to be a favorable strategy as bonds outperformed stocks overall, although stocks outperformed during the last six months of the period.

In the equity portion of the Portfolios, we maintained our emphasis on growth versus value, with an overweight position in Growth and underweight positions in Value and Large Company Value. Results from this positioning were mixed—the overweight in Growth added value, as it was one of the better performers among the Portfolios’ equity components, but the underweight in Value weighed on overall results as Value posted the best return in the equity portion. Stock selection was especially effective in the two value components, while security selection detracted the most in Vista and Emerging Markets.

10

One Choice Portfolios

The Portfolios held overweight positions in Diversified Bond, which is the primary fixed-income component in each Portfolio. Diversified Bond produced a return that was in line with the broad bond market indices, though it outperformed over the last six months of the period. An underweight position in Treasury bonds and increased exposure to corporate bonds and high-quality municipal bonds contributed favorably to Diversified Bond’s performance. The High-Yield Fund, which is only held in One Choice Portfolio: Moderate and One Choice Portfolio: Aggressive, remained an underweight position.

In June, we added a meaningful position in Inflation-Adjusted Bond, comprising approximately 20% of each Portfolio’s fixed-income position (with the exception of One Choice Portfolio: Very Aggressive, which does not hold Inflation-Adjusted Bond). This change reflects our conviction that the enormous amount of fiscal stimulus and accommodative monetary policy in the U.S. has significantly raised the risk of higher inflation.

Outlook

The severe decline in stocks in the last half of 2008 and early 2009 was driven by fear and panic about a potential collapse in the financial system and a global economic downturn that could rival the Great Depression. The stock market rally of the last several months represented an easing of these concerns, but we are still a long way from a full financial and economic recovery. While the rate of decline in many segments of the economy—such as employment and housing—has been slowing, they are still declining. Furthermore, the savings rate in the U.S. recently hit a 15-year high at a time when the economy needs a shot in the arm from increased consumer spending.

As a result, we plan to maintain our focus on high-quality securities across all Portfolios. We remain concerned about a heightened risk of inflation going forward, which is why we have established a notable position in Inflation-Adjusted Bond in many of the Portfolios. In addition to inflation protection, Inflation-Adjusted Bond provides further diversification and possesses return dynamics that differ from all other asset classes in the Portfolios.

11

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2009 to July 31, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account

12

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Effective
			Expenses		Expenses
	Beginning	Ending	Paid During		Paid During	Effective
	Account	Account	Period(1)	Annualized	Period(2)	Annualized
	Value	Value	2/1/09 -	Expense	2/1/09 -	Expense
	2/1/09	7/31/09	7/31/09	Ratio(1)	7/31/09	Ratio(2)
One Choice Portfolio: Very Conservative
Actual	$1,000	$1,085.00	$0.00	0.00%(3)	$3.57	0.69%
Hypothetical	$1,000	$1,024.79	$0.00	0.00%(3)	$3.46	0.69%
One Choice Portfolio: Conservative
Actual	$1,000	$1,127.00	$0.00	0.00%(3)	$4.11	0.78%
Hypothetical	$1,000	$1,024.79	$0.00	0.00%(3)	$3.91	0.78%
One Choice Portfolio: Moderate
Actual	$1,000	$1,168.90	$0.00	0.00%(3)	$4.73	0.88%
Hypothetical	$1,000	$1,024.79	$0.00	0.00%(3)	$4.41	0.88%
One Choice Portfolio: Aggressive
Actual	$1,000	$1,202.50	$0.00	0.00%(3)	$5.30	0.97%
Hypothetical	$1,000	$1,024.79	$0.00	0.00%(3)	$4.86	0.97%
One Choice Portfolio: Very Aggressive
Actual	$1,000	$1,223.50	$0.00	0.00%(3)	$5.73	1.04%
Hypothetical	$1,000	$1,024.79	$0.00	0.00%(3)	$5.21	1.04%

(1)	Expenses are equal to the fund’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the fund’s annualized expense ratio.
(2)	Effective expenses reflect the sum of expenses borne directly by the fund plus the fund’s pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the fund’s annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund’s relative average investment therein during the period.
(3)	Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

13

Schedule of Investments

One Choice Portfolios

JULY 31, 2009

	Shares	Value		Shares	Value
One Choice Portfolio: Very Conservative			One Choice Portfolio: Conservative
Mutual Funds(1) — 100.0%			Mutual Funds(1) — 100.0%
DOMESTIC FIXED INCOME FUNDS — 42.5%			DOMESTIC EQUITY FUNDS — 39.3%
Diversified Bond Fund			Equity Growth Fund
Investor Class	3,562,353	$ 37,440,330	Investor Class	1,349,108	$ 22,246,791
Inflation-Adjusted Bond			Growth Fund Investor Class	711,829	13,766,773
Fund Investor Class	1,018,564	11,346,803	Large Company Value Fund
		48,787,133	Investor Class	5,971,111	26,929,711
DOMESTIC EQUITY FUNDS — 25.2%			Real Estate Fund
Equity Growth Fund			Investor Class	461,178	5,063,734
Investor Class	329,231	5,429,019	Small Company Fund
Growth Fund Investor Class	187,385	3,624,026	Investor Class	731,733	4,017,214
Large Company Value Fund			Value Fund Investor Class	3,659,900	16,872,139
Investor Class	1,967,444	8,873,172	Vista Fund Investor Class(2)	840,146	10,207,774
Real Estate Fund					99,104,136
Investor Class	213,289	2,341,913	DOMESTIC FIXED INCOME FUNDS — 39.0%
Small Company Fund			Diversified Bond Fund
Investor Class	224,824	1,234,284	Investor Class	7,262,746	76,331,461
Value Fund Investor Class	1,233,424	5,686,085	Inflation-Adjusted Bond
Vista Fund Investor Class(2)	145,440	1,767,096	Fund Investor Class	1,989,202	22,159,710
		28,955,595			98,491,171
MONEY MARKET FUNDS — 22.2%			INTERNATIONAL FIXED INCOME FUNDS — 7.9%
Prime Money Market Fund			International Bond Fund
Investor Class	25,423,737	25,423,737	Investor Class	1,352,745	20,034,153
INTERNATIONAL FIXED INCOME FUNDS — 10.1%			MONEY MARKET FUNDS — 7.5%
International Bond Fund			Prime Money Market Fund
Investor Class	779,169	11,539,493	Investor Class	18,792,481	18,792,481
TOTAL INVESTMENT			INTERNATIONAL EQUITY FUNDS — 6.3%
SECURITIES — 100.0%			International Growth Fund
(Cost $111,610,273)		114,705,958	Investor Class	1,803,403	15,996,185
OTHER ASSETS AND LIABILITIES(3)		(7,001)	TOTAL INVESTMENT
TOTAL NET ASSETS — 100.0%		$114,698,957	SECURITIES — 100.0%
			(Cost $263,749,917)		252,418,126
Notes to Schedule of Investments			OTHER ASSETS AND LIABILITIES(3)		(14,262)
(1)	Investments are funds within the American Century Investments		TOTAL NET ASSETS — 100.0%		$252,403,864
family of funds, of which certain funds may be deemed to be under
common control because of the same board of directors.			Notes to Schedule of Investments
(2) Non-income producing.			(1)	Investments are funds within the American Century Investments
(3)	Category is less than 0.05% of total net assets.		family of funds, of which certain funds may be deemed to be under
			common control because of the same board of directors.
			(2) Non-income producing.
			(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

14

One Choice Portfolios

	Shares	Value		Shares	Value
One Choice Portfolio: Moderate			One Choice Portfolio: Aggressive
Mutual Funds(1) — 100.0%			Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 49.7%			DOMESTIC EQUITY FUNDS — 59.2%
Equity Growth Fund			Equity Growth Fund
Investor Class	5,212,157	$ 85,948,469	Investor Class	3,018,599	$ 49,776,698
Growth Fund Investor Class	2,441,838	47,225,147	Growth Fund Investor Class	2,762,658	53,429,806
Large Company Value Fund			Large Company Value Fund
Investor Class	10,842,635	48,900,284	Investor Class	6,180,538	27,874,226
Real Estate Fund			Real Estate Fund
Investor Class	976,153	10,718,160	Investor Class	625,780	6,871,064
Small Company Fund			Small Company Fund
Investor Class	2,066,948	11,347,544	Investor Class	1,490,657	8,183,707
Value Fund Investor Class	5,964,772	27,497,599	Value Fund Investor Class	3,251,074	14,987,451
Vista Fund Investor Class(2)	3,113,198	37,825,356	Vista Fund Investor Class(2)	3,850,286	46,780,975
		269,462,559			207,903,927
DOMESTIC FIXED INCOME FUNDS — 28.0%			DOMESTIC FIXED INCOME FUNDS — 20.2%
Diversified Bond Fund			Diversified Bond Fund
Investor Class	10,433,340	109,654,403	Investor Class	4,143,713	43,550,424
High-Yield Fund Investor			High-Yield Fund
Class	1,999,943	10,899,689	Investor Class	2,565,249	13,980,607
Inflation-Adjusted Bond			Inflation-Adjusted Bond
Fund Investor Class	2,811,911	31,324,689	Fund Investor Class	1,202,474	13,395,560
		151,878,781			70,926,591
INTERNATIONAL EQUITY FUNDS — 14.6%			INTERNATIONAL EQUITY FUNDS — 19.7%
Emerging Markets Fund			Emerging Markets Fund
Investor Class	3,599,521	22,748,973	Investor Class	3,750,038	23,700,240
International Growth Fund			International Growth Fund
Investor Class	6,367,747	56,481,916	Investor Class	5,104,283	45,274,990
		79,230,889			68,975,230
MONEY MARKET FUNDS — 4.8%			MONEY MARKET FUNDS — 0.9%
Prime Money Market Fund			Prime Money Market Fund
Investor Class	25,707,084	25,707,084	Investor Class	3,297,875	3,297,875
INTERNATIONAL FIXED INCOME FUNDS — 2.9%			TOTAL INVESTMENT
International Bond Fund			SECURITIES — 100.0%
Investor Class	1,075,634	15,930,139	(Cost $406,816,870)		351,103,623
TOTAL INVESTMENT			OTHER ASSETS AND LIABILITIES(3)		(14,777)
SECURITIES — 100.0%			TOTAL NET ASSETS — 100.0%		$351,088,846
(Cost $604,247,143)		542,209,452
OTHER ASSETS AND LIABILITIES(3)		(27,091)	Notes to Schedule of Investments
TOTAL NET ASSETS — 100.0%		$542,182,361	(1)	Investments are funds within the American Century Investments
			family of funds, of which certain funds may be deemed to be under
Notes to Schedule of Investments			common control because of the same board of directors.
(1)	Investments are funds within the American Century Investments		(2) Non-income producing.
family of funds, of which certain funds may be deemed to be under			(3)	Category is less than 0.05% of total net assets.
common control because of the same board of directors.
(2) Non-income producing.
(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

15

One Choice Portfolios

	Shares	Value
One Choice Portfolio: Very Aggressive
Mutual Funds(1) — 100.0%
DOMESTIC EQUITY FUNDS — 71.7%
Equity Growth Fund
Investor Class	1,535,160	$ 25,314,788
Growth Fund Investor Class	1,386,953	26,823,671
Large Company Value Fund
Investor Class	3,189,968	14,386,756
Real Estate Fund
Investor Class	258,650	2,839,977
Small Company Fund
Investor Class	683,588	3,752,898
Value Fund Investor Class	1,736,774	8,006,528
Vista Fund Investor Class(2)	1,943,972	23,619,260
		104,743,878
INTERNATIONAL EQUITY FUNDS — 23.6%
Emerging Markets Fund
Investor Class	1,785,207	11,282,508
International Growth Fund
Investor Class	2,611,903	23,167,580
		34,450,088
DOMESTIC FIXED INCOME FUNDS — 3.8%
Diversified Bond Fund
Investor Class	527,307	5,541,997
MONEY MARKET FUNDS — 0.9%
Prime Money Market Fund
Investor Class	1,360,744	1,360,744
TOTAL INVESTMENT
SECURITIES — 100.0%
(Cost $175,062,460)		146,096,707
OTHER ASSETS AND LIABILITIES(3)		(997)
TOTAL NET ASSETS — 100.0%		$146,095,710

Notes to Schedule of Investments
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.
(3)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

16

Statement of Assets and Liabilities

JULY 31, 2009
	Very Conservative	Conservative	Moderate
Assets
Investment securities in affiliates, at value (cost of
$111,610,273, $263,749,917 and $604,247,143, respectively)	$114,705,958	$252,418,126	$542,209,452
Cash	63	63	174
Receivable for capital shares sold	208,430	350,257	516,515
Distributions receivable from affiliates	109,703	219,699	390,370
	115,024,154	252,988,145	543,116,511

Liabilities
Payable for investments purchased	55,260	421,760	735,500
Payable for capital shares redeemed	269,937	162,521	198,650
	325,197	584,281	934,150

Net Assets	$114,698,957	$252,403,864	$542,182,361

Investor Class Capital Shares, $0.01 Par Value
Outstanding	11,613,605	26,054,873	56,183,205

Net Asset Value Per Share	$9.88	$9.69	$9.65

Net Assets Consist of:
Capital (par value and paid-in surplus)	$119,020,381	$285,863,925	$659,316,943
Undistributed net investment income	138,543	277,398	483,499
Accumulated net realized loss on investment transactions	(7,555,652)	(22,405,668)	(55,580,390)
Net unrealized appreciation (depreciation) on investments	3,095,685	(11,331,791)	(62,037,691)
	$114,698,957	$252,403,864	$542,182,361

See Notes to Financial Statements.

17

JULY 31, 2009
	Aggressive	Very Aggressive
Assets
Investment securities in affiliates, at value
(cost of $406,816,870 and $175,062,460, respectively)	$351,103,623	$146,096,707
Cash	1,580	59
Receivable for capital shares sold	550,533	188,791
Distributions receivable from affiliates	219,322	15,936
	351,875,058	146,301,493

Liabilities
Payable for investments purchased	392,359	186,202
Payable for capital shares redeemed	393,853	19,581
	786,212	205,783

Net Assets	$351,088,846	$146,095,710

Investor Class Capital Shares, $0.01 Par Value
Outstanding	36,505,350	15,601,365

Net Asset Value Per Share	$9.62	$9.36

Net Assets Consist of:
Capital (par value and paid-in surplus)	$439,444,643	$192,962,152
Undistributed net investment income	2,588,550	626,280
Accumulated net realized loss on investment transactions	(35,231,100)	(18,526,969)
Net unrealized depreciation on investments	(55,713,247)	(28,965,753)
	$351,088,846	$146,095,710

See Notes to Financial Statements.

18

Statement of Operations

YEAR ENDED JULY 31, 2009
	Very Conservative	Conservative	Moderate
Investment Income (Loss)
Income:
Income distributions from underlying funds — affiliates	$ 2,965,422	$ 7,482,147	$ 13,395,839

Expenses:
Directors’ fees and expenses	3,402	8,798	18,898

Net investment income (loss)	2,962,020	7,473,349	13,376,941

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(7,212,421)	(21,455,039)	(52,648,228)
Capital gain distributions received from underlying funds	348,402	975,187	1,570,883
	(6,864,019)	(20,479,852)	(51,077,345)

Change in net unrealized appreciation (depreciation)
on investments in underlying funds	4,009,013	(6,276,066)	(45,261,904)

Net realized and unrealized gain (loss) on affiliates	(2,855,006)	(26,755,918)	(96,339,249)

Net Increase (Decrease) in Net Assets
Resulting from Operations	$ 107,014	$(19,282,569)	$(82,962,308)

See Notes to Financial Statements.

19

YEAR ENDED JULY 31, 2009
	Aggressive	Very Aggressive
Investment Income (Loss)
Income:
Income distributions from underlying funds - affiliates	$ 6,830,612	$ 1,951,406

Expenses:
Directors’ fees and expenses	11,956	4,904

Net investment income (loss)	6,818,656	1,946,502

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(32,678,451)	(16,553,987)
Capital gain distributions received from underlying funds	734,298	242,903
	(31,944,153)	(16,311,084)

Change in net unrealized appreciation (depreciation)
on investments in underlying funds	(50,610,667)	(25,530,622)

Net realized and unrealized gain (loss) on affiliates	(82,554,820)	(41,841,706)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(75,736,164)	$(39,895,204)

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

YEARS ENDED JULY 31, 2009 AND JULY 31, 2008
	Very Conservative		Conservative
Increase (Decrease) in Net Assets	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 2,962,020	$ 2,478,125	$ 7,473,349	$ 10,153,312
Net realized gain (loss)	(6,864,019)	79,690	(20,479,852)	3,830,386
Change in net unrealized
appreciation (depreciation)	4,009,013	(1,636,979)	(6,276,066)	(14,808,867)
Net increase (decrease) in net assets
resulting from operations	107,014	920,836	(19,282,569)	(825,169)

Distributions to Shareholders
From net investment income	(3,036,159)	(2,410,671)	(7,787,898)	(10,130,613)
From net realized gains	(540,084)	(190,807)	(5,048,736)	(1,699,068)
Decrease in net assets from distributions	(3,576,243)	(2,601,478)	(12,836,634)	(11,829,681)

Capital Share Transactions
Proceeds from shares sold	83,855,930	61,070,373	71,600,317	124,622,410
Proceeds from reinvestment of distributions	3,477,111	2,523,121	12,604,341	11,587,346
Payments for shares redeemed	(53,766,219)	(18,294,303)	(82,757,201)	(68,308,853)
Net increase (decrease) in net assets
from capital share transactions	33,566,822	45,299,191	1,447,457	67,900,903

Net increase (decrease) in net assets	30,097,593	43,618,549	(30,671,746)	55,246,053

Net Assets
Beginning of period	84,601,364	40,982,815	283,075,610	227,829,557
End of period	$114,698,957	$84,601,364	$252,403,864	$283,075,610

Undistributed net investment income	$138,543	$214,156	$277,398	$596,276

Transactions in Shares of the Fund
Sold	8,786,463	5,778,020	7,629,234	11,004,414
Issued in reinvestment of distributions	363,375	240,759	1,364,932	1,027,071
Redeemed	(5,700,965)	(1,737,192)	(8,928,048)	(6,066,675)
Net increase (decrease) in shares
of the fund	3,448,873	4,281,587	66,118	5,964,810

See Notes to Financial Statements.

21

YEARS ENDED JULY 31, 2009 AND JULY 31, 2008
	Moderate		Aggressive
Increase (Decrease) in Net Assets	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 13,376,941	$ 22,149,221	$ 6,818,656	$ 13,192,478
Net realized gain (loss)	(51,077,345)	17,144,180	(31,944,153)	13,994,819
Change in net unrealized
appreciation (depreciation)	(45,261,904)	(57,887,670)	(50,610,667)	(46,739,387)
Net increase (decrease) in net assets
resulting from operations	(82,962,308)	(18,594,269)	(75,736,164)	(19,552,090)

Distributions to Shareholders
From net investment income	(13,912,448)	(22,191,149)	(7,877,338)	(12,099,339)
From net realized gains	(19,257,364)	(7,139,825)	(15,603,260)	(5,382,224)
Decrease in net assets from distributions	(33,169,812)	(29,330,974)	(23,480,598)	(17,481,563)

Capital Share Transactions
Proceeds from shares sold	106,420,172	217,735,355	74,594,664	132,300,578
Proceeds from reinvestment of distributions	32,565,961	28,522,524	23,214,995	17,179,195
Payments for shares redeemed	(132,504,961)	(132,875,879)	(73,590,633)	(83,381,419)
Net increase (decrease) in net assets
from capital share transactions	6,481,172	113,382,000	24,219,026	66,098,354

Net increase (decrease) in net assets	(109,650,948)	65,456,757	(74,997,736)	29,064,701

Net Assets
Beginning of period	651,833,309	586,376,552	426,086,582	397,021,881
End of period	$542,182,361	$651,833,309	$351,088,846	$426,086,582

Undistributed net investment income	$483,499	$1,030,622	$2,588,550	$3,653,169

Transactions in Shares of the Fund
Sold	11,410,931	17,467,088	8,103,219	9,774,368
Issued in reinvestment of distributions	3,652,095	2,286,713	2,770,280	1,248,488
Redeemed	(14,468,114)	(10,763,714)	(8,142,991)	(6,239,855)
Net increase (decrease) in shares
of the fund	594,912	8,990,087	2,730,508	4,783,001

See Notes to Financial Statements.

22

YEARS ENDED JULY 31, 2009 AND JULY 31, 2008
	Very Aggressive
Increase (Decrease) in Net Assets	2009	2008
Operations
Net investment income (loss)	$ 1,946,502	$ 4,662,990
Net realized gain (loss)	(16,311,084)	6,374,361
Change in net unrealized appreciation (depreciation)	(25,530,622)	(24,701,859)
Net increase (decrease) in net assets resulting from operations	(39,895,204)	(13,664,508)

Distributions to Shareholders
From net investment income	(1,902,034)	(4,620,307)
From net realized gains	(7,869,388)	(2,398,527)
Decrease in net assets from distributions	(9,771,422)	(7,018,834)

Capital Share Transactions
Proceeds from shares sold	38,191,366	70,762,147
Proceeds from reinvestment of distributions	9,521,101	6,950,948
Payments for shares redeemed	(33,408,768)	(44,414,955)
Net increase (decrease) in net assets from capital share transactions	14,303,699	33,298,140

Net increase (decrease) in net assets	(35,362,927)	12,614,798

Net Assets
Beginning of period	181,458,637	168,843,839
End of period	$146,095,710	$181,458,637

Undistributed net investment income	$626,280	$585,321

Transactions in Shares of the Fund
Sold	4,345,372	4,916,535
Issued in reinvestment of distributions	1,172,550	472,854
Redeemed	(3,754,950)	(3,134,435)
Net increase (decrease) in shares of the fund	1,762,972	2,254,954

See Notes to Financial Statements.

23

Notes to Financial Statements

JULY 31, 2009

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. One Choice Portfolio: Very Conservative (Very Conservative), One Choice Portfolio: Conservative (Conservative), One Choice Portfolio: Moderate (Moderate), One Choice Portfolio: Aggressive (Aggressive), and One Choice Portfolio: Very Aggressive (Very Aggressive) (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “fund of funds,” meaning that substantially all of the funds’ assets will be invested in other funds in the American Century Investments family of funds (the underlying funds). The funds are diversified under the 1940 Act. Additionally, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The funds’ investment objectives are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. Generally, more conservative funds emphasize investments in bonds and cash equivalents while more aggressive funds emphasize investments in stocks. The corporation is authorized to issue 3,000,000,000 shares. The following is a summary of the funds’ significant accounting policies.

Underlying Funds — Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). A brief description of each of the underlying funds follows.

Domestic Equity Funds

Equity Growth Fund seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from large publicly traded U.S. companies without regard to dividend yield.

Growth Fund seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

Large Company Value Fund seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger U.S. companies.

Real Estate Fund seeks high total investment return through a combination of capital appreciation and current income. It invests primarily in equity securities issued by real estate investment trusts and companies engaged in the real estate industry.

Small Company Fund seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

Value Fund seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in U.S. companies of all sizes.

Vista Fund seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

International Equity Funds

Emerging Markets Fund seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries.

International Growth Fund seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.

24

Domestic Fixed Income Funds

Diversified Bond Fund seeks a high level of income by investing primarily in high- and medium-grade, non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

High-Yield Fund seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

Inflation-Adjusted Bond Fund seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

International Fixed Income Funds

International Bond Fund seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities issued outside the United States.

Money Market Funds

Prime Money Market Fund seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, cash-equivalent securities.

Security Valuations — Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors/Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors/Trustees or its designee, in accordance with procedures adopted by the Board of Directors/Trustees, if such determination would materially impact an underlying fund’s net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. All tax years for the funds remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

25

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly for Very Conservative, Conservative, and Moderate. Distributions from net investment income, if any, are generally declared and paid annually for Aggressive and Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Subsequent Events — Management has evaluated events or transactions that may have occurred since July 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through September 28, 2009, the date the financial statements were issued.

2. Fees and Transactions with Related Parties

Management Fees — The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), does not receive an administrative fee for services provided to the funds. Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

Related Parties — Certain officers and directors of the corporation are also officers and/ or directors, and, as a group, controlling stockholders of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM or American Century Global Investment Management, Inc., a wholly-owned subsidiary of ACIM, serves as the investment advisor for the underlying funds.

The funds have a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMIS is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Investment transactions for the year ended July 31, 2009, were as follows:

	Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
Purchases	$73,344,844	$96,147,459	$168,447,822	$98,290,826	$37,598,317
Sales	$39,833,206	$98,467,857	$179,258,659	$89,536,818	$30,843,370

26

4. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the year ended July 31, 2009 follows:

	July 31, 2008					July 31, 2009
Fund/	Share	Purchase	Sales	Realized	Distributions	Share	Market
Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

One Choice Portfolio: Very Conservative
Diversified Bond Fund
Investor Class	3,366,876	$21,667,274	$19,907,621	$ (292,942)	$1,855,000	3,562,353	$ 37,440,330
Inflation-Adjusted Bond
Fund Investor Class	—	11,254,027	79,133	(146)	—	1,018,564	11,346,803
Equity Growth Fund
Investor Class	177,467	3,914,495	2,458,549	(904,775)	87,254	329,231	5,429,019
Growth Fund
Investor Class	108,101	2,450,119	1,522,045	(473,513)	13,322	187,385	3,624,026
Large Company Value
Fund Investor Class	1,083,408	6,774,057	5,229,132	(2,172,534)	331,225	1,967,444	8,873,172
Real Estate Fund
Investor Class	85,642	2,397,575	2,467,274	(1,400,580)	70,191	213,289	2,341,913
Small Company Fund
Investor Class	111,321	965,424	707,372	(322,039)	653	224,824	1,234,284
Value Fund
Investor Class	764,986	3,660,113	2,715,543	(1,041,292)	136,528	1,233,424	5,686,085
Vista Fund
Investor Class(2)	67,551	1,375,825	726,954	(308,283)	—	145,440	1,767,096
Prime Money Market
Fund Investor Class	20,791,066	13,451,626	8,818,955	—	349,073	25,423,737	25,423,737
International Bond Fund
Investor Class	545,520	5,434,309	2,413,049	(296,317)	470,578	779,169	11,539,493
		$73,344,844	$47,045,627	$(7,212,421)	$3,313,824		$114,705,958

(1)	Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)	Non-income producing.

27

	July 31, 2008					July 31, 2009
Fund/	Share	Purchase	Sales	Realized	Distributions	Share	Market
Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

One Choice Portfolio: Conservative
Equity Growth Fund
Investor Class	1,117,887	$ 8,516,809	$ 8,053,310	$ (2,945,723)	$ 432,348	1,349,108	$ 22,246,791
Growth Fund
Investor Class	630,845	4,631,458	4,471,239	(1,267,471)	59,914	711,829	13,766,773
Large Company Value
Fund Investor Class	5,059,222	11,279,420	13,357,415	(5,508,242)	1,196,045	5,971,111	26,929,711
Real Estate Fund
Investor Class	285,565	3,660,010	5,282,033	(3,207,965)	177,975	461,178	5,063,734
Small Company Fund
Investor Class	556,933	1,888,687	1,942,361	(902,188)	2,525	731,733	4,017,214
Value Fund
Investor Class	3,490,382	4,476,457	6,841,233	(2,812,040)	480,819	3,659,900	16,872,139
Vista Fund
Investor Class(2)	600,645	4,814,244	3,077,590	(1,280,136)	—	840,146	10,207,774
Diversified Bond Fund
Investor Class	10,405,102	18,713,479	50,686,370	(346,491)	4,444,684	7,262,746	76,331,461
Inflation-Adjusted Bond
Fund Investor Class	—	21,919,472	96,403	(226)	—	1,989,202	22,159,710
International Bond Fund
Investor Class	1,455,057	3,687,692	5,223,450	(299,053)	1,062,961	1,352,745	20,034,153
Prime Money Market
Fund Investor Class	27,310,715	4,921,832	13,440,066	—	371,719	18,792,481	18,792,481
International Growth
Fund Investor Class	1,404,203	7,637,899	7,451,426	(2,885,504)	228,344	1,803,403	15,996,185
		$96,147,459	$119,922,896	$(21,455,039)	$8,457,334		$252,418,126

(1)	Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)	Non-income producing.

28

	July 31, 2008					July 31, 2009
Fund/	Share	Purchase	Sales	Realized	Distributions	Share	Market
Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

One Choice Portfolio: Moderate
Equity Growth Fund
Investor Class	4,691,102	$ 21,304,431	$ 22,710,049	$ (8,904,061)	$ 1,703,260	5,212,157	$ 85,948,469
Growth Fund
Investor Class	2,350,836	10,312,348	12,166,964	(3,575,957)	208,252	2,441,838	47,225,147
Large Company Value
Fund Investor Class	9,973,669	13,737,965	18,866,299	(8,164,209)	2,193,675	10,842,635	48,900,284
Real Estate Fund
Investor Class	656,157	6,251,299	10,810,382	(6,580,523)	362,256	976,153	10,718,160
Small Company Fund
Investor Class	1,708,539	3,768,997	4,189,091	(2,023,105)	7,004	2,066,948	11,347,544
Value Fund
Investor Class	6,177,671	4,421,326	9,708,365	(3,915,859)	791,699	5,964,772	27,497,599
Vista Fund
Investor Class(2)	2,420,599	13,647,855	8,596,849	(3,641,826)	—	3,113,198	37,825,356
Diversified Bond Fund
Investor Class	16,394,956	23,566,690	83,698,582	(507,487)	6,537,499	10,433,340	109,654,403
High-Yield Fund
Investor Class	2,231,525	1,653,689	3,516,453	(794,421)	836,386	1,999,943	10,899,689
Inflation-Adjusted Bond
Fund Investor Class	—	30,942,595	94,774	(454)	—	2,811,911	31,324,689
Emerging Markets Fund
Investor Class	2,892,755	10,387,287	13,211,279	(6,251,427)	114,181	3,599,521	22,748,973
International Growth
Fund Investor Class	5,387,461	19,955,292	20,319,078	(8,053,523)	828,408	6,367,747	56,481,916
Prime Money Market
Fund Investor Class	38,694,460	5,614,160	18,601,536	—	498,233	25,707,084	25,707,084
International Bond Fund
Investor Class	1,256,612	2,883,888	5,417,186	(235,376)	885,869	1,075,634	15,930,139
		$168,447,822	$231,906,887	$(52,648,228)	$14,966,722		$542,209,452

(1)	Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)	Non-income producing.

29

	July 31, 2008					July 31, 2009
Fund/	Share	Purchase	Sales	Realized	Distributions	Share	Market
Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

One Choice Portfolio: Aggressive
Equity Growth Fund
Investor Class	2,770,430	$ 9,345,904	$ 9,781,549	$ (3,930,972)	$ 976,461	3,018,599	$ 49,776,698
Growth Fund
Investor Class	2,712,624	8,404,535	10,215,015	(3,007,596)	228,727	2,762,658	53,429,806
Large Company Value
Fund Investor Class	5,795,421	5,812,097	8,072,187	(3,518,284)	1,229,335	6,180,538	27,874,226
Real Estate Fund
Investor Class	428,808	3,463,709	5,288,063	(3,366,942)	243,729	625,780	6,871,064
Small Company Fund
Investor Class	1,256,722	2,219,176	2,220,470	(1,085,986)	5,076	1,490,657	8,183,707
Value Fund
Investor Class	3,433,888	2,506,977	5,512,446	(2,008,350)	427,870	3,251,074	14,987,451
Vista Fund
Investor Class(2)	3,052,797	14,943,562	8,044,399	(3,342,875)	—	3,850,286	46,780,975
Diversified Bond Fund
Investor Class	6,598,190	11,361,957	36,072,476	(180,235)	2,549,180	4,143,713	43,550,424
High-Yield Fund
Investor Class	2,918,653	2,906,098	5,853,589	(1,393,732)	1,047,994	2,565,249	13,980,607
Inflation-Adjusted Bond
Fund Investor Class	—	13,238,402	47,226	(184)	—	1,202,474	13,395,560
Emerging Markets Fund
Investor Class	3,073,841	9,709,532	12,197,758	(5,893,600)	114,708	3,750,038	23,700,240
International Growth
Fund Investor Class	4,403,715	12,968,943	12,363,338	(4,949,695)	636,770	5,104,283	45,274,990
Prime Money Market
Fund Investor Class	8,434,694	1,409,934	6,546,753	—	105,060	3,297,875	3,297,875
		$98,290,826	$122,215,269	$(32,678,451)	$7,564,910		$351,103,623

(1)	Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)	Non-income producing.

30

	July 31, 2008					July 31, 2009
Fund/	Share	Purchase	Sales	Realized	Distributions	Share	Market
Underlying Fund	Balance	Cost	Cost	Gain (Loss)	Received(1)	Balance	Value

One Choice Portfolio: Very Aggressive
Equity Growth Fund
Investor Class	1,450,710	$ 4,924,190	$ 6,160,865	$ (2,244,358)	$ 495,163	1,535,160	$ 25,314,788
Growth Fund
Investor Class	1,402,637	4,228,204	6,194,158	(1,770,181)	114,594	1,386,953	26,823,671
Large Company Value
Fund Investor Class	3,078,875	2,997,375	4,587,072	(1,789,269)	629,611	3,189,968	14,386,756
Real Estate Fund
Investor Class	182,136	1,615,013	2,807,588	(1,545,464)	94,245	258,650	2,839,977
Small Company Fund
Investor Class	593,391	932,429	1,017,141	(439,034)	2,242	683,588	3,752,898
Value Fund
Investor Class	1,887,777	1,543,764	3,428,239	(1,076,937)	226,258	1,736,774	8,006,528
Vista Fund
Investor Class(2)	1,586,013	7,453,476	5,265,008	(2,179,446)	—	1,943,972	23,619,260
Emerging Markets Fund
Investor Class	1,507,458	4,395,551	6,041,399	(3,000,669)	52,213	1,785,207	11,282,508
International Growth
Fund Investor Class	2,320,955	5,881,497	6,088,322	(2,463,936)	329,046	2,611,903	23,167,580
Diversified Bond Fund
Investor Class	525,838	2,926,883	2,883,460	(44,693)	207,851	527,307	5,541,997
Prime Money Market
Fund Investor Class	3,584,914	699,935	2,924,105	—	43,086	1,360,744	1,360,744
		$37,598,317	$47,397,357	$(16,553,987)	$2,194,309		$146,096,707

(1)	Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2)	Non-income producing.

5. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

6. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;

• Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

• Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

31

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

As of July 31, 2009, the valuation inputs used to determine the fair value of the funds’ securities were classified as Level 1.

7. Risk Factors

Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. As a result, the funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the funds invest could cause the funds’ investments in that country to experience gains or losses. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2009 and July 31, 2008 were as follows:

	Very Conservative		Conservative
	2009	2008	2009	2008
Distributions Paid From
Ordinary income	$3,128,083	$2,446,681	$7,790,109	$10,446,155
Long-term capital gains	$448,160	$154,797	$5,046,525	$1,383,526

	Moderate		Aggressive
	2009	2008	2009	2008
Distributions Paid From
Ordinary income	$13,916,492	$23,263,119	$7,878,906	$12,769,831
Long-term capital gains	$19,253,320	$6,067,855	$15,601,692	$4,711,732

			Very Aggressive
			2009	2008
Distributions Paid From
Ordinary income			$1,903,399	$4,847,729
Long-term capital gains			$7,868,023	$2,171,105

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

32

As of July 31, 2009, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

	Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
Federal tax cost
of investments	$119,091,949	$283,335,911	$648,886,970	$435,615,621	$188,853,462
Gross tax appreciation
of investments	—	$ 1,145,053	$ 3,558,696	$ 1,361,840	$ 115,662
Gross tax depreciation
of investments	$(4,385,991)	(32,062,838)	(110,236,214)	(85,873,838)	(42,872,417)
Net tax appreciation
(depreciation)
of investments	$(4,385,991)	$(30,917,785)	$(106,677,518)	$(84,511,998)	$(42,756,755)
Undistributed
ordinary income	$138,543	$277,398	$483,499	$2,588,550	$626,280
Accumulated
capital losses	—	$(685,394)	$(3,239,053)	$(2,141,306)	$(2,321,712)
Capital loss deferrals	$(73,976)	$(2,134,280)	$(7,701,510)	$(4,291,043)	$(2,414,255)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be limited due to large shareholder redemptions and contributions. The capital loss carryovers expire in 2017.

The capital loss deferrals listed above represent net capital losses incurred in the nine-month period ended July 31, 2009. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

9. Recently Issued Accounting Standards

The Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008 and has been adopted by the funds. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities.

33

10. Other Tax Information (Unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2009.

For corporate taxpayers, the funds hereby designate the following ordinary income distributions, or up to the maximum amount allowable, as qualified for the corporate dividends received deduction for the fiscal year ended July 31, 2009.

Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
$754,433	$2,347,489	$5,161,873	$6,091,400	$1,833,298

The funds hereby designate the following long-term capital gain distributions, or up to the maximum amount allowable, for the fiscal year ended July 31, 2009.

Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
$448,160	$5,046,525	$19,253,320	$15,601,692	$7,868,023

The funds hereby designate the following distributions as qualified short-term capital gains for purposes of Internal Revenue Code Section 871.

Very Conservative	Conservative	Moderate	Aggressive	Very Aggressive
$90,948	—	—	—	—

34

Financial Highlights

One Choice Portfolio: Very Conservative

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.36	$10.55	$10.23	$10.27	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.30	0.43	0.40	0.37	0.25
Net Realized and Unrealized Gain (Loss)	(0.40)	(0.12)	0.33	(0.04)	0.29
Total From Investment Operations	(0.10)	0.31	0.73	0.33	0.54
Distributions
From Net Investment Income	(0.32)	(0.46)	(0.39)	(0.36)	(0.27)
From Net Realized Gains	(0.06)	(0.04)	(0.02)	(0.01)	—
Total Distributions	(0.38)	(0.50)	(0.41)	(0.37)	(0.27)
Net Asset Value, End of Period	$9.88	$10.36	$10.55	$10.23	$10.27

Total Return(3)	(0.87)%	2.91%	7.23%	3.27%	5.43%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.00%	0.00%	0.00%	0.00%	0.00%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	3.13%	4.06%	3.83%	3.67%	3.00%(5)
Portfolio Turnover Rate	42%	17%	17%	34%	38%
Net Assets, End of Period (in thousands)	$114,699	$84,601	$40,983	$19,852	$10,132

(1)	September 30, 2004 (fund inception) through July 31, 2005.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(5)	Annualized.

See Notes to Financial Statements.

35

One Choice Portfolio: Conservative

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$10.89	$11.38	$10.66	$10.54	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.29	0.44	0.35	0.34	0.22
Net Realized and Unrealized Gain (Loss)	(0.98)	(0.40)	0.75	0.12	0.58
Total From Investment Operations	(0.69)	0.04	1.10	0.46	0.80
Distributions
From Net Investment Income	(0.31)	(0.45)	(0.35)	(0.33)	(0.26)
From Net Realized Gains	(0.20)	(0.08)	(0.03)	(0.01)	—
Total Distributions	(0.51)	(0.53)	(0.38)	(0.34)	(0.26)
Net Asset Value, End of Period	$9.69	$10.89	$11.38	$10.66	$10.54

Total Return(3)	(6.05)%	0.18%	10.41%	4.45%	8.08%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.00%	0.00%	0.00%	0.00%	0.00%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	3.13%	3.85%	3.14%	3.23%	2.63%(5)
Portfolio Turnover Rate	40%	18%	7%	8%	12%
Net Assets, End of Period (in thousands)	$252,404	$283,076	$227,830	$110,384	$43,183

(1)	September 30, 2004 (fund inception) through July 31, 2005.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(5)	Annualized.

See Notes to Financial Statements.

36

One Choice Portfolio: Moderate

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$11.73	$12.58	$11.34	$10.97	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.24	0.43	0.35	0.34	0.17
Net Realized and Unrealized Gain (Loss)	(1.70)	(0.70)	1.29	0.38	0.99
Total From Investment Operations	(1.46)	(0.27)	1.64	0.72	1.16
Distributions
From Net Investment Income	(0.26)	(0.44)	(0.35)	(0.34)	(0.19)
From Net Realized Gains	(0.36)	(0.14)	(0.05)	(0.01)	—
Total Distributions	(0.62)	(0.58)	(0.40)	(0.35)	(0.19)
Net Asset Value, End of Period	$9.65	$11.73	$12.58	$11.34	$10.97

Total Return(3)	(11.94)%	(2.37)%	14.56%	6.68%	11.71%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.00%	0.00%	0.00%	0.00%	0.00%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	2.63%	3.44%	2.85%	3.02%	1.98%(5)
Portfolio Turnover Rate	32%	18%	7%	7%	3%
Net Assets, End of Period (in thousands)	$542,182	$651,833	$586,377	$253,610	$97,313

(1)	September 30, 2004 (fund inception) through July 31, 2005.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(5)	Annualized.

See Notes to Financial Statements.

37

One Choice Portfolio: Aggressive

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$12.62	$13.69	$11.83	$11.26	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.20	0.41	0.32	0.31	0.14
Net Realized and Unrealized Gain (Loss)	(2.49)	(0.90)	1.87	0.56	1.22
Total From Investment Operations	(2.29)	(0.49)	2.19	0.87	1.36
Distributions
From Net Investment Income	(0.24)	(0.40)	(0.28)	(0.29)	(0.10)
From Net Realized Gains	(0.47)	(0.18)	(0.05)	(0.01)	—
Total Distributions	(0.71)	(0.58)	(0.33)	(0.30)	(0.10)
Net Asset Value, End of Period	$9.62	$12.62	$13.69	$11.83	$11.26

Total Return(3)	(17.28)%	(3.97)%	18.78%	7.84%	13.61%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.00%	0.00%	0.00%	0.00%	0.00%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	2.12%	3.07%	2.46%	2.68%	1.52%(5)
Portfolio Turnover Rate	27%	17%	7%	6%	3%
Net Assets, End of Period (in thousands)	$351,089	$426,087	$397,022	$191,350	$64,623

(1)	September 30, 2004 (fund inception) through July 31, 2005.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(5)	Annualized.

See Notes to Financial Statements.

38

One Choice Portfolio: Very Aggressive

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2009	2008	2007	2006	2005(1)
Per-Share Data
Net Asset Value, Beginning of Period	$13.11	$14.58	$12.23	$11.48	$10.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.13	0.36	0.25	0.25	0.08
Net Realized and Unrealized Gain (Loss)	(3.17)	(1.27)	2.40	0.78	1.49
Total From Investment Operations	(3.04)	(0.91)	2.65	1.03	1.57
Distributions
From Net Investment Income	(0.14)	(0.37)	(0.24)	(0.27)	(0.09)
From Net Realized Gains	(0.57)	(0.19)	(0.06)	(0.01)	—
Total Distributions	(0.71)	(0.56)	(0.30)	(0.28)	(0.09)
Net Asset Value, End of Period	$9.36	$13.11	$14.58	$12.23	$11.48

Total Return(3)	(22.35)%	(6.63)%	21.87%	9.00%	15.81%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets(4)	0.00%	0.00%	0.00%	0.00%	0.00%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.48%	2.53%	1.85%	2.08%	0.84%(5)
Portfolio Turnover Rate	23%	15%	8%	9%	8%
Net Assets, End of Period (in thousands)	$146,096	$181,459	$168,844	$77,262	$25,649

(1)	September 30, 2004 (fund inception) through July 31, 2005.
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Ratio of operating expenses to average net assets does not include any expenses of the underlying funds. Other expenses, which include the fees and expenses of the fund’s independent directors and its legal counsel, as well as interest, did not exceed 0.005%.
(5)	Annualized.

See Notes to Financial Statements.

39

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders, American Century Asset Allocation Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive, five of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Corporation”), as of July 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period September 30, 2004 (inception of the portfolios) through July 31, 2005. These financial statements and financial highlights are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Corporation is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive, five of the portfolios of American Century Asset Allocation Portfolios, Inc., as of July 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period September 30, 2004 through July 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
September 28, 2009

40

Management

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is 72. Those listed as interested directors are “interested” primarily by virtue of their engagement as directors and/or officers of, or ownership interest in, American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds’ investment advisor, American Century Investment Management, Inc. (ACIM); the funds’ principal underwriter, American Century Investment Services, Inc. (ACIS); and the funds’ transfer agent, American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS. The directors serve in this capacity for seven registered investment companies in the American Century Investments family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 registered investment companies in the American Century Investments family of funds advised by ACIM or American Century Global Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

Interested Directors
James E. Stowers, Jr., 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1924
Position(s) Held with Funds: Director (since 1958) and Vice Chairman (since 2007)
Principal Occupation(s) During Past 5 Years: Founder, Co-Chairman, Director and Controlling
Shareholder, ACC; Co-Vice Chairman, ACC (January 2005 to February 2007);
Chairman, ACC (January 1995 to December 2004); Director, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries
Number of Portfolios in Fund Complex Overseen by Director: 63
Other Directorships Held by Director: None

Jonathan S. Thomas, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1963
Position(s) Held with Funds: Director (since 2007) and President (since 2007)
Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, ACC
(March 2007 to present); Chief Administrative Officer, ACC (February 2006 to
February 2007); Executive Vice President, ACC (November 2005 to February 2007).
Also serves as: President, Chief Executive Officer and Director, ACS; Executive
Vice President, ACIM and ACGIM; Director, ACIM, ACGIM, ACIS and other ACC subsidiaries. Managing Director, Morgan Stanley (March 2000 to November 2005)
Number of Portfolios in Fund Complex Overseen by Director: 103
Other Directorships Held by Director: None

41

Independent Directors
Thomas A. Brown, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1940
Position(s) Held with Funds: Director (since 1980)
Principal Occupation(s) During Past 5 Years: Managing Member, Associated Investments, LLC
(real estate investment company); Managing Member, Brown Cascade Properties,
LLC (real estate investment company); Retired, Area Vice President, Applied
Industrial Technologies (bearings and power transmission company)
Number of Portfolios in Fund Complex Overseen by Director: 63
Other Directorships Held by Director: None

Andrea C. Hall, Ph.D., 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1945
Position(s) Held with Funds: Director (since 1997)
Principal Occupation(s) During Past 5 Years: Retired, Advisor to the President, Midwest
Research Institute (not-for-profit, contract research organization)
Number of Portfolios in Fund Complex Overseen by Director: 63
Other Directorships Held by Director: None

James A. Olson, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1942
Position(s) Held with Funds: Director (since 2007)
Principal Occupation(s) During Past 5 Years: Member, Plaza Belmont LLC (private equity fund manager); Chief Financial Officer, Plaza Belmont LLC (September 1999 to
September 2006)
Number of Portfolios in Fund Complex Overseen by Director: 63
Other Directorships Held by Director: Saia, Inc. and Entertainment Properties Trust

Donald H. Pratt, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1937
Position(s) Held with Funds: Director (since 1995) and Chairman of the Board (since 2005)
Principal Occupation(s) During Past 5 Years: Chairman and Chief Executive Officer, Western
Investments, Inc. (real estate company); Retired Chairman of the Board, Butler
Manufacturing Company (metal buildings producer)
Number of Portfolios in Fund Complex Overseen by Director: 63
Other Directorships Held by Director: None

Gale E. Sayers, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1943
Position(s) Held with Funds: Director (since 2000)
Principal Occupation(s) During Past 5 Years: President, Chief Executive Officer and Founder,
Sayers40, Inc. (technology products and services provider)
Number of Portfolios in Fund Complex Overseen by Director: 63
Other Directorships Held by Director: None

M. Jeannine Strandjord, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1945
Position(s) Held with Funds: Director (since 1994)
Principal Occupation(s) During Past 5 Years: Retired, formerly Senior Vice President, Sprint
Corporation (telecommunications company)
Number of Portfolios in Fund Complex Overseen by Director: 63
Other Directorships Held by Director: DST Systems, Inc.; Euronet Worldwide, Inc. and
Charming Shoppes, Inc.

42

John R. Whitten, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1946
Position(s) Held with Funds: Director (since 2008)
Principal Occupation(s) During Past 5 Years: Project Consultant, Celanese Corp. (industrial chemical company) (September 2004 to January 2005)
Number of Portfolios in Fund Complex Overseen by Director: 63
Other Directorships Held by Director: Rudolph Technologies, Inc.

Officers
Barry Fink, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1955
Position(s) Held with Funds: Executive Vice President (since 2007)
Principal Occupation(s) During Past 5 Years: Chief Operating Officer and Executive Vice
President, ACC (September 2007 to present); President, ACS (October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007); Global General
Counsel, Morgan Stanley (2000 to 2006). Also serves as: Director, ACC, ACS, ACIS and other ACC subsidiaries

Maryanne Roepke, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1956
Position(s) Held with Funds: Chief Compliance Officer (since 2006) and Senior Vice
President (since 2000)
Principal Occupation(s) During Past 5 Years: Chief Compliance Officer, ACIM, ACGIM and ACS
(August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006);
and Treasurer and Chief Financial Officer, various American Century Investments funds (July 2000 to August 2006). Also serves as: Senior Vice President, ACS

Charles A. Etherington, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1957
Position(s) Held with Funds: General Counsel (since 2007) and Senior Vice President
(since 2006)
Principal Occupation(s) During Past 5 Years: Attorney, ACC (February 1994 to present); Vice
President, ACC (November 2005 to present); General Counsel, ACC (March 2007 to present). Also serves as: General Counsel, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; and Senior Vice President, ACIM, ACGIM and ACS

Robert Leach, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1966
Position(s) Held with Funds: Vice President, Treasurer and Chief Financial Officer (all
since 2006)
Principal Occupation(s) During Past 5 Years: Vice President, ACS (February 2000 to present);
and Controller, various American Century Investments funds (1997 to September 2006)

Jon Zindel, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1967
Position(s) Held with Funds: Tax Officer (since 1998)
Principal Occupation(s) During Past 5 Years: Chief Financial Officer and Chief Accounting
Officer, ACC (March 2007 to present); Vice President, ACC (October 2001 to present); Vice President, certain ACC subsidiaries (October 2001 to August 2006);
Vice President, Corporate Tax, ACS (April 1998 to August 2006). Also serves as:
Chief Financial Officer, Chief Accounting Officer and Senior Vice President, ACIM,
ACGIM, ACS and other ACC subsidiaries; and Chief Accounting Officer and Senior
Vice President, ACIS

43

David H. Reinmiller, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1963
Position(s) Held with Funds: Vice President (since September 2000)
Principal Occupation(s) During Past 5 Years: Attorney, ACC (January 1994 to present);
Associate General Counsel, ACC (January 2001 to present); Chief Compliance
Officer, American Century Investments funds, ACIM and ACGIM (January 2001 to
February 2005). Also serves as: Associate General Counsel, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries; and Vice President, ACIM, ACGIM and ACS

Ward Stauffer, 4500 Main Street, Kansas City, MO 64111
Year of Birth: 1960
Position(s) Held with Funds: Secretary (since February 2005)
Principal Occupation(s) During Past 5 Years: Attorney, ACC (June 2003 to present)

The SAI has additional information about the funds’ directors and is available without charge, upon request, by calling 1-800-345-2021.

44

Approval of Management Agreements

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund’s independent directors (the “Directors”) each year. At American Century Investments, this process is referred to as the “15(c) Process.” As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board’s approval or renewal of any advisory agreements within the fund’s most recently completed fiscal half-year period.

Annual Contract Review Process

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the “15(c) Providers”) concerning One Choice Portfolio: Very Aggressive, One Choice Portfolio: Aggressive, One Choice Portfolio: Moderate, One Choice Portfolio: Conservative and One Choice Portfolio: Very Conservative (the “Funds”) and the services provided to the Funds under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

• the nature, extent and quality of investment management, shareholder services and other services provided to the Funds;

• the wide range of programs and services the advisor provides to the Funds and their shareholders on a routine and non-routine basis;

• the compliance policies, procedures, and regulatory experience of the advisor;

• data comparing the cost of owning the Funds to the cost of owning a similar fund;

• data comparing the Funds’ performance to appropriate benchmarks and/ or a peer group of other mutual funds with similar investment objectives and strategies;

• financial data showing the profitability of the Funds to the advisor and the overall profitability of the advisor;

• data comparing services provided and charges to other investment management clients of the advisor; and

• consideration of collateral benefits derived by the advisor from the management of the Funds and any potential economies of scale relating thereto.

45

In keeping with its practice, the Funds’ board of directors held two in-person meetings and one telephonic meeting to review and discuss the information provided. The board also had the benefit of the advice of its independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the advisor, the 15(c) Providers, and the board’s independent counsel, and evaluated such information for each fund for which the board has responsibility. In connection with their review of the Funds, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement under the terms ultimately determined by the board to be appropriate, the Directors’ decision was based on the following factors.

Nature, Extent and Quality of Services — Generally. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the Funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

• Fund construction and design

• portfolio security selection

• initial capitalization/funding

• securities trading

• Fund administration

• custody of Fund assets

• daily valuation of each Fund’s portfolio

• shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

• legal services

• regulatory and portfolio compliance

• financial reporting

• marketing and distribution

The Directors noted that many of the services provided by the advisor have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. They discussed with the advisor the challenges

46

presented by these changes and the impact on the Funds. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the board expects the advisor to manage the Funds in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the Funds, together with comparative information for appropriate benchmarks and/or peer groups of funds managed similarly to the Funds. The Directors also review detailed performance information during the 15(c) Process comparing each Fund’s performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. One Choice Portfolio: Very Aggressive’s performance was below the median for its peer group for the one-year period and above the median for the three-year period. The other funds’ performance for both the one- and three-year periods was above the median for each fund’s respective peer group.

Shareholder and Other Services. The advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

Costs of Services Provided and Profitability. The advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing the Funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information

47

regarding the advisor is considered in order to evaluate the advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The board concluded that the advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Directors generally consider the advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Directors review information provided by the advisor regarding the possible existence of economies of scale in connection with the management of the Funds. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The analysis of economies of scale is further complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the Funds specifically, the expenses incurred by the advisor in providing various functions to the Funds, and the fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as each Fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The Funds invest their non-cash assets entirely in other American Century Investment funds. The funds do not pay an investment advisor fee to the advisor. Rather, each fund indirectly bears its pro rata share of the expenses incurred by the underlying funds. Each of the underlying Funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of each Fund’s independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors’ analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing each Fund’s total expense ratio to the total

48

expense ratio of other funds in the Fund’s peer group and performing a regression analysis to evaluate the effect of fee breakpoints as assets under management increase. The total expenses paid by shareholders of One Choice Portfolio: Very Aggressive and One Choice Portfolio: Very Conservative were at or below the median of the total expense ratios of each fund’s respective peer group. The total expenses paid by shareholders of One Choice Portfolio: Aggressive, One Choice Portfolio: Moderate and One Choice Portfolio: Conservative were above the median of the total expense ratios of each fund’s respective peer group. In addition, the Directors also reviewed updated fee level data provided by the advisor, but recognized that comparative data was particularly difficult to evaluate given the significant market developments during the past year. The board concluded that the total expenses paid by each Fund were reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Directors analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Collateral Benefits Derived by the Advisor. The Directors considered the existence of collateral benefits the advisor may receive as a result of its relationship with the Funds. They concluded that the advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the Funds to determine breakpoints in each Fund’s fee schedule, provided they are managed using the same investment team and strategy.

Conclusions of the Directors

As a result of this process, the board, including all of the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between each Fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Citigroup Non-US World Government Bond Index is based on the Citigroup World Bond Index, and excludes issues denominated in U.S. dollars. The index measures the total return of government securities in major sectors of the international bond market.

The Citigroup US Broad Investment-Grade (BIG) Bond Index is a market-capitalization-weighted index that includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

The Citigroup US Treasury 10-Year Benchmark (On-the-Run) Index measures total returns for the current 10-year on-the-run Treasuries that have been in existence for the entire month.

The Citigroup US Treasury Bill Three-Month Index measures monthly return equivalents of yield averages that are not marked to market. The Treasury Bill Three-Month Index is an average of the last three three-month Treasury bill month-end rates.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE (Europe, Australasia, Far East) Index is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM (Emerging Markets) Index represents the performance of stocks in global emerging market countries.

The Russell 1000® Index is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 2000® Index is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell Midcap® Index measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

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Notes

52

Notes

53

Notes

54

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Asset Allocation Portfolios, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0909 CL-ANN-66296N

ITEM 2. CODE OF ETHICS.

(a)	The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.
(b)	No response required.
(c)	None.
(d)	None.
(e)	Not applicable.
(f)	The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to
American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on
Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
(a)(2)	James A. Olson and Thomas A. Brown are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.
(a)(3)	Not applicable.
(b)	No response required.
(c)	No response required.
(d)	No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees.
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:
	FY 2008:	$ 76,990
	FY 2009:	$114,612

(b)	Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

	For services rendered to the registrant:

	FY 2008:	$0
	FY 2009:	$0

	Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X
	(relating to certain engagements for non-audit services with the registrant’s investment adviser and
	its affiliates):

	FY 2008:	$0
	FY 2009:	$0

(c)	Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

	For services rendered to the registrant:

	FY 2008:	$0
	FY 2009:	$0

	Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X
	(relating to certain engagements for non-audit services with the registrant’s investment adviser and
	its affiliates):

	FY 2008:	$0
	FY 2009:	$0

(d)	All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

	For services rendered to the registrant:

	FY 2008:	$0
	FY 2009:	$0

	Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X
	(relating to certain engagements for non-audit services with the registrant’s investment adviser and
	its affiliates):

	FY 2008:	$0
	FY 2009:	$0

(e)(1)	In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)	All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

	FY 2008:	$75,493
	FY 2009:	$81,217

(h)	The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment
Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset
Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on
September 29, 2005.

(a)(2)	Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-
99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 29, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 29, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	September 29, 2009